United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2013 is provided below.

Schedule of Investments March 31, 2013 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 9.1%
AGL Energy Ltd.	39,470	$653,014
ALS Ltd./Queensland	24,392	267,414
Alumina Ltd. (a)	187,836	217,974
Amcor Ltd.	86,968	842,151
AMP Ltd.	213,247	1,161,185
APA Group	59,921	372,629
Asciano Ltd.	71,199	415,174
ASX Ltd.	12,704	479,740
Aurizon Holdings Ltd.	132,372	556,539
Australia & New Zealand Banking Group Ltd.	196,509	5,857,680
Bendigo and Adelaide Bank Ltd.	29,133	312,495
BGP Holdings Plc (a)	783,183	10
BHP Billiton Ltd.	232,135	7,931,405
Boral Ltd.	54,919	281,747
Brambles Ltd.	112,049	992,957
Caltex Australia Ltd.	9,654	215,463
CFS Retail Property Trust	140,788	294,978
Coca-Cola Amatil Ltd.	41,486	630,494
Cochlear Ltd.	4,105	291,465
Commonwealth Bank of Australia	116,308	8,256,990
Computershare Ltd.	32,768	349,258
Crown Ltd.	28,521	366,520
CSL Ltd.	36,197	2,236,220
Dexus Property Group	331,249	359,772
Echo Entertainment Group Ltd.	52,974	192,705
Federation Centres Ltd. (a)	98,111	240,944
Flight Centre Ltd.	3,947	138,501
Fortescue Metals Group Ltd.	100,976	417,825
Goodman Group	123,669	617,843
GPT Group	101,916	394,212
Harvey Norman Holdings Ltd.	38,809	110,703
Iluka Resources Ltd.	31,008	304,607
Incitec Pivot Ltd.	119,122	384,821
Insurance Australia Group Ltd.	149,844	893,450
Leighton Holdings Ltd.	11,313	243,507
Lend Lease Group	39,211	418,073
Macquarie Group Ltd.	23,283	905,275
Metcash Ltd.	63,088	272,499
Mirvac Group	250,343	423,372
National Australia Bank Ltd.	167,852	5,413,098
Newcrest Mining Ltd.	55,167	1,154,270
Orica Ltd.	26,352	673,264
Origin Energy Ltd.	78,703	1,094,775
OZ Minerals Ltd.	21,549	120,230
Qantas Airways Ltd. (a)	77,541	144,504
QBE Insurance Group Ltd.	87,087	1,230,546
Ramsay Health Care Ltd.	9,527	320,494
Rio Tinto Ltd.	31,469	1,886,589
Santos Ltd.	70,044	909,330
Sims Metal Management Ltd.	11,568	121,512
Sonic Healthcare Ltd.	27,393	398,382
SP AusNet	124,539	155,327
Stockland	159,894	609,894
Suncorp Group Ltd.	92,725	1,143,776

Common Stocks	Shares	Value
Australia (concluded)
Sydney Airport	13,793	$47,116
Tabcorp Holdings Ltd.	52,333	176,387
Tatts Group Ltd.	100,334	331,634
Telstra Corp. Ltd.	313,884	1,475,141
Toll Holdings Ltd.	49,469	306,384
Transurban Group	95,232	632,885
Treasury Wine Estates Ltd.	46,594	276,841
Wesfarmers Ltd.	72,778	3,054,393
Westfield Group	154,589	1,750,587
Westfield Retail Trust	209,106	657,983
Westpac Banking Corp.	222,717	7,163,636
Whitehaven Coal Ltd.	34,376	76,391
Woodside Petroleum Ltd.	47,582	1,782,491
Woolworths Ltd.	89,098	3,143,837
WorleyParsons Ltd.	14,832	383,351

		75,936,659

Austria — 0.3%
Andritz AG	5,341	359,500
Erste Group Bank AG (a)	15,852	443,587
Immoeast AG NPV (a)	30,711	—
IMMOFINANZ AG (a)	67,515	256,117
OMV AG	10,613	452,508
Raiffeisen Bank AG	3,624	123,567
Telekom Austria AG	15,806	103,803
Verbund AG	4,748	103,158
Vienna Insurance Group	2,890	140,263
Voestalpine AG	8,327	256,245

		2,238,748

Belgium — 1.2%
Ageas	16,837	571,447
Anheuser-Busch InBev NV	58,066	5,772,562
Belgacom SA	10,971	273,113
Colruyt SA	5,505	266,094
Delhaize Group	7,266	396,633
Groupe Bruxelles Lambert SA	5,931	454,285
KBC Groep NV	17,094	592,698
Solvay SA	4,290	582,117
Telenet Group Holding NV	3,836	190,021
UCB SA	7,928	507,134
Umicore SA	8,215	386,385

		9,992,489

Denmark — 1.1%
A.P. Moller - Maersk A/S, Class A	40	300,100
A.P. Moller - Maersk A/S, Class B	95	745,612
Carlsberg A/S, Class B	7,700	750,704
Coloplast A/S, Class B	8,311	447,833
Danske Bank A/S (a)	47,225	846,711
DSV A/S	13,734	332,365
Novo-Nordisk A/S, Class B	29,441	4,745,362
Novozymes A/S, Class B	17,793	604,185
TDC A/S	47,982	369,312
Tryg A/S	1,856	150,125

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
William Demant Holding A/S (a)	1,914	$160,417

		9,452,726

Finland — 0.8%
Elisa Oyj	10,481	195,038
Fortum Oyj	32,241	650,325
Kesko Oyj, Class B	4,450	139,354
Kone Oyj, Class B	11,207	883,604
Metso Oyj	9,209	393,467
Neste Oil Oyj	8,875	125,418
Nokia Oyj	269,151	875,496
Nokian Renkaat Oyj	8,076	360,285
Orion Oyj, Class B	6,857	180,423
Pohjola Bank Plc, Class A	10,148	148,411
Sampo Oyj, Class A	30,224	1,165,669
Stora Enso Oyj, Class R	40,003	258,968
UPM-Kymmene Oyj	38,762	433,526
Wartsila Oyj	12,185	549,253

		6,359,237

France — 9.0%
Accor SA	10,644	370,176
Aeroports de Paris	2,172	184,308
Air Liquide SA	22,572	2,745,329
Alstom SA	15,683	639,657
ArcelorMittal	71,870	933,661
Arkema	4,574	416,812
Atos Origin SA	3,901	268,800
AXA SA	127,851	2,209,358
BNP Paribas SA	72,515	3,728,412
Bouygues SA	13,613	369,700
Bureau Veritas SA	4,060	505,427
Cap Gemini SA	11,178	509,359
Carrefour SA	43,447	1,190,112
Casino Guichard-Perrachon SA	4,079	428,888
Christian Dior SA	3,929	652,146
Cie Generale de Geophysique-Veritas (a)	11,523	259,881
Cie Generale des Etablissements Michelin, Class B	13,107	1,098,074
CNP Assurances	12,012	165,072
Compagnie de Saint-Gobain	28,676	1,064,802
Credit Agricole SA (a)	72,435	597,910
Danone SA	41,853	2,914,070
Dassault Systemes SA	4,506	521,324
Edenred	12,432	407,424
EDF SA	17,318	332,190
Essilor International SA	14,607	1,625,354
Eurazeo	2,187	111,051
European Aeronautic Defence and Space Co. NV	32,826	1,673,029
Eutelsat Communications SA	9,730	343,241
Fonciere Des Regions	1,928	151,090
France Telecom SA	133,763	1,355,350
GDF Suez	95,781	1,839,977
Gecina SA	1,582	183,816

Common Stocks	Shares	Value
France (concluded)
Groupe Eurotunnel SA	40,461	$322,547
ICADE	1,743	152,560
Iliad SA	1,652	351,406
Imerys SA	2,500	162,894
JC Decaux SA	4,659	127,804
Klepierre	7,240	284,696
L’Oreal SA	17,580	2,789,027
Lafarge SA	13,459	896,044
Lagardere S.C.A.	8,569	315,822
Legrand SA	17,069	744,652
LVMH Moet Hennessy Louis Vuitton SA	18,354	3,153,286
Natixis	68,093	259,041
Pernod Ricard SA	15,326	1,910,130
Peugeot SA (a)	16,412	119,026
PPR	5,446	1,197,684
Publicis Groupe SA	12,996	872,242
Remy Cointreau SA	1,623	187,566
Renault SA	13,861	869,576
Rexel SA	10,866	237,253
Safran SA	16,531	737,771
Sanofi	86,096	8,780,214
Schneider Electric SA	38,044	2,781,983
Scor SE	12,076	347,375
SES SA	21,947	688,312
Societe BIC SA	2,103	244,327
Societe Generale SA (a)	50,659	1,667,786
Sodexo	6,794	633,263
Suez Environnement Co.	20,503	261,428
Technip SA	7,315	750,272
Thales SA	6,750	285,646
Total SA	153,907	7,370,946
Unibail-Rodamco SE	6,649	1,548,578
Vallourec SA	7,450	358,375
Veolia Environnement SA	24,529	310,806
Vinci SA	33,221	1,499,468
Vivendi SA	95,613	1,977,974
Wendel SA	2,421	256,355
Zodiac Aerospace	2,491	290,371

		75,540,306

Germany — 8.3%
Adidas AG	15,097	1,569,266
Allianz SE, Registered Shares	32,961	4,493,155
Axel Springer AG	2,723	118,298
BASF SE	66,391	5,829,088
Bayer AG, Registered Shares	59,775	6,177,286
Bayerische Motoren Werke AG	23,932	2,070,957
Bayerische Motoren Werke AG, Preference Shares	3,839	245,750
Beiersdorf AG	7,314	675,967
Brenntag AG	3,765	588,701
Celesio AG	5,979	112,490
Commerzbank AG (a)	274,914	404,975
Continental AG	7,932	950,697

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Daimler AG, Registered Shares	65,590	$3,576,974
Deutsche Bank AG, Registered Shares	67,209	2,627,529
Deutsche Boerse AG	13,902	843,305
Deutsche Lufthansa AG, Registered Shares	17,030	333,083
Deutsche Post AG, Registered Shares	65,373	1,508,609
Deutsche Telekom AG, Registered Shares	203,072	2,149,705
E.ON AG	130,218	2,278,439
Fraport AG Frankfurt Airport Services Worldwide	2,725	152,970
Fresenius Medical Care AG & Co. KGaA	15,231	1,029,779
Fresenius SE & Co. KGaA	8,975	1,108,886
GEA Group AG	13,064	431,476
Hannover Rueckversicherung AG, Registered Shares	4,466	351,598
HeidelbergCement AG	10,213	736,402
Henkel AG & Co. KGaA	9,370	740,584
Henkel AG & Co. KGaA, Preference Shares	12,852	1,238,131
Hochtief AG (a)	2,160	140,836
Hugo Boss AG	1,734	194,717
Infineon Technologies AG	78,361	619,998
K+S AG	12,414	578,720
Kabel Deutschland Holding AG	6,465	596,848
Lanxess AG	6,082	432,335
Linde AG	13,386	2,493,422
MAN SE	3,073	331,091
Merck KGaA	4,674	705,949
Metro AG	9,325	265,423
Muenchener Rueckversicherungs AG, Registered Shares	12,969	2,430,657
Porsche Automobil Holding SE, Preference Shares	11,021	807,441
ProSieben SAT.1 Media AG, Preference Shares	7,550	270,239
RWE AG	35,276	1,316,835
RWE AG, Non-Voting Preference Shares	2,740	98,431
Salzgitter AG	2,967	119,237
SAP AG	66,594	5,355,780
Siemens AG, Registered Shares	60,496	6,521,156
Suedzucker AG	5,905	249,573
ThyssenKrupp AG (a)	27,809	566,932
United Internet AG	6,744	164,184
Volkswagen AG	2,178	410,766
Volkswagen AG, Preference Shares	10,450	2,081,275

		69,095,945

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	14,579	390,859

Common Stocks	Shares	Value
Greece (concluded)
OPAP SA	15,543	$122,424

		513,283

Hong Kong — 3.1%
AIA Group Ltd.	870,800	3,828,251
ASM Pacific Technology Ltd.	14,604	160,752
Bank of East Asia Ltd.	88,932	351,800
BOC Hong Kong Holdings Ltd.	266,900	892,583
Cathay Pacific Airways Ltd.	87,263	149,638
Cheung Kong Holdings Ltd.	100,835	1,493,632
Cheung Kong Infrastructure Holdings Ltd.	34,500	237,055
CLP Holdings Ltd.	127,687	1,119,229
First Pacific Co. Ltd.	154,000	208,734
Galaxy Entertainment Group Ltd. (a)	151,000	633,134
Hang Lung Properties Ltd.	162,000	606,439
Hang Seng Bank Ltd.	55,153	886,066
Henderson Land Development Co. Ltd.	70,491	483,475
HKT Trust/HKT Ltd.	156,000	156,288
Hong Kong & China Gas Ltd.	376,295	1,099,264
Hong Kong Exchanges and Clearing Ltd.	76,627	1,309,244
Hopewell Holdings Ltd.	41,349	167,835
Hutchison Whampoa Ltd.	153,176	1,601,305
Hysan Development Co. Ltd.	45,791	231,790
Kerry Properties Ltd.	52,500	233,672
Li & Fung Ltd.	421,980	583,274
The Link REIT	164,414	896,627
MGM China Holdings Ltd.	68,000	145,793
MTR Corp.	103,500	411,852
New World Development Co. Ltd.	264,226	449,016
NWS Holdings Ltd.	100,500	179,123
Orient Overseas International Ltd.	15,057	101,970
PCCW Ltd.	276,000	128,211
Power Assets Holdings Ltd.	100,000	945,000
Sands China Ltd.	174,200	906,340
Shangri-La Asia Ltd.	115,905	227,561
Sino Land Co. Ltd.	211,263	359,524
SJM Holdings Ltd.	137,000	342,915
Sun Hung Kai Properties Ltd.	112,324	1,515,588
Swire Pacific Ltd., Class A	49,577	633,261
Swire Properties Ltd.	83,000	295,161
Wharf Holdings Ltd.	109,357	977,890
Wheelock & Co. Ltd.	64,000	341,682
Wing Hang Bank Ltd.	13,000	138,379
Wynn Macau Ltd. (a)	114,400	304,776
Yue Yuen Industrial Holdings Ltd.	54,285	177,346

		25,911,475

Ireland — 0.5%
CRH Plc	52,841	1,166,769
Elan Corp. Plc (a)	36,980	428,487
Experian Plc	72,827	1,262,529
Irish Bank Resolution Corp. Ltd. (a)	62,641	1

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland (concluded)
James Hardie Industries SE	32,487	$340,618
Kerry Group Plc	10,894	649,116
Ryanair Holdings Plc	10,891	83,190

		3,930,710

Israel — 0.5%
Bank Hapoalim BM (a)	77,469	351,119
Bank Leumi Le-Israel BM (a)	92,590	326,674
Bezeq The Israeli Telecommunication Corp. Ltd.	143,441	198,614
Delek Group Ltd.	355	99,788
Israel Chemicals Ltd.	32,516	420,359
The Israel Corp. Ltd.	178	135,034
Mellanox Technologies Ltd. (a)	2,589	142,934
Mizrahi Tefahot Bank Ltd. (a)	8,935	95,233
Nice Systems Ltd. (a)	4,090	150,054
Teva Pharmaceutical Industries Ltd.	66,185	2,624,689

		4,544,498

Italy — 1.9%
Assicurazioni Generali SpA	84,129	1,317,119
Atlantia SpA	24,043	380,787
Banca Monte dei Paschi di Siena SpA (a)	447,785	106,874
Banco Popolare SC (a)	131,809	166,976
Enel Green Power SpA	128,859	242,156
Enel SpA	474,601	1,556,128
Eni SpA	183,903	4,117,146
Exor SpA	4,458	124,951
Fiat Industrial SpA	61,678	695,549
Fiat SpA (a)	63,071	336,903
Finmeccanica SpA (a)	29,559	142,588
Intesa Sanpaolo SpA	724,454	1,067,374
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	66,198	83,872
Luxottica Group SpA	12,016	603,297
Mediobanca SpA	37,921	193,834
Pirelli & C SpA	16,831	177,065
Prysmian SpA	14,595	301,109
Saipem SpA	19,168	589,114
Snam Rete Gas SpA	121,853	556,631
Telecom Italia SpA	678,486	478,522
Telecom Italia SpA, Non-Convertible Savings Shares	434,224	267,703
Tenaris SA	34,032	693,043
Terna SpA	94,144	390,737
UniCredit SpA (a)	291,372	1,250,652
Unione di Banche Italiane ScpA (a)	62,528	231,614

		16,071,744

Japan — 20.9%
ABC-Mart, Inc.	2,000	76,131
Acom Co. Ltd. (a)	2,980	85,400
Advantest Corp.	11,200	160,068
Aeon Co. Ltd.	44,100	568,926

Common Stocks	Shares	Value
Japan (continued)
Aeon Credit Service Co. Ltd.	4,500	$127,766
Aeon Mall Co. Ltd.	5,000	151,412
Air Water, Inc.	10,000	143,555
Aisin Seiki Co. Ltd.	14,000	512,848
Ajinomoto Co., Inc.	47,000	706,148
Alfresa Holdings Corp.	2,900	156,732
All Nippon Airways Co. Ltd.	81,000	165,131
Amada Co. Ltd.	27,000	180,325
Aozora Bank Ltd.	77,000	215,842
Asahi Glass Co. Ltd.	73,100	500,632
Asahi Group Holdings Ltd.	28,300	675,798
Asahi Kasei Corp.	90,000	600,127
Asics Corp.	11,000	184,073
Astellas Pharma, Inc.	32,100	1,724,634
The Bank of Kyoto Ltd.	23,000	224,188
The Bank of Yokohama Ltd.	87,000	503,451
Benesse Holdings, Inc.	4,700	201,863
Bridgestone Corp.	46,900	1,578,605
Brother Industries Ltd.	17,100	178,662
Calbee, Inc.	1,100	89,117
Canon, Inc.	82,000	2,960,289
Casio Computer Co. Ltd.	15,800	121,629
Central Japan Railway Co.	10,400	1,095,434
The Chiba Bank Ltd.	53,000	379,858
Chiyoda Corp.	12,000	133,659
Chubu Electric Power Co., Inc.	46,800	572,950
Chugai Pharmaceutical Co. Ltd.	15,900	360,105
The Chugoku Bank Ltd.	13,000	212,158
The Chugoku Electric Power Co., Inc.	21,600	287,832
Citizen Holdings Co. Ltd.	19,000	99,660
Coca-Cola West Co. Ltd.	4,900	85,482
Cosmo Oil Co. Ltd.	38,000	79,890
Credit Saison Co. Ltd.	11,600	288,707
Dai Nippon Printing Co. Ltd.	40,000	376,301
The Dai-ichi Life Insurance Co. Ltd.	612	822,022
Daicel Corp.	21,000	166,341
Daido Steel Co. Ltd.	21,000	114,164
Daihatsu Motor Co. Ltd.	13,000	269,441
Daiichi Sankyo Co. Ltd.	48,600	936,600
Daikin Industries Ltd.	17,100	669,983
Dainippon Sumitomo Pharma Co. Ltd.	11,900	221,751
Daito Trust Construction Co. Ltd.	5,300	451,327
Daiwa House Industry Co. Ltd.	37,000	715,014
Daiwa Securities Group, Inc.	120,000	835,846
Dena Co. Ltd.	7,400	200,754
Denki Kagaku Kogyo KK	34,000	120,578
Denso Corp.	35,000	1,480,941
Dentsu, Inc.	13,313	394,527
Don Quijote Co. Ltd.	4,100	181,535
East Japan Railway Co.	24,349	1,995,904
Eisai Co. Ltd.	18,200	811,637
Electric Power Development Co. Ltd.	8,400	220,926

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
FamilyMart Co. Ltd.	4,400	$203,228
FANUC Corp.	13,900	2,138,575
Fast Retailing Co. Ltd.	3,800	1,236,674
Fuji Electric Co. Ltd.	40,800	118,700
Fuji Heavy Industries Ltd.	43,000	667,052
FUJIFILM Holdings Corp.	33,500	653,069
Fujitsu Ltd.	134,000	552,049
Fukuoka Financial Group, Inc.	54,000	276,938
Furukawa Electric Co. Ltd.	46,000	102,570
Gree, Inc.	6,400	79,032
GS Yuasa Corp.	25,000	101,136
The Gunma Bank Ltd.	27,000	162,264
The Hachijuni Bank Ltd.	31,000	187,290
Hakuhodo DY Holdings, Inc.	1,640	124,855
Hamamatsu Photonics KK	5,300	213,283
Hankyu Hanshin Holdings, Inc.	84,000	507,496
Hino Motors Ltd.	18,000	193,035
Hirose Electric Co. Ltd.	2,100	283,404
The Hiroshima Bank Ltd.	35,000	170,949
Hisamitsu Pharmaceutical Co., Inc.	4,400	240,136
Hitachi Chemical Co. Ltd.	7,400	112,045
Hitachi Construction Machinery Co. Ltd.	8,000	172,266
Hitachi High-Technologies Corp.	4,400	92,504
Hitachi Ltd.	340,000	1,960,289
Hitachi Metals Ltd.	12,000	112,253
Hokkaido Electric Power Co., Inc. (a)	14,000	147,611
Hokuriku Electric Power Co.	12,800	157,520
Honda Motor Co. Ltd.	117,900	4,450,356
Hoya Corp.	31,500	585,984
Hulic Co. Ltd.	18,200	149,380
Ibiden Co. Ltd.	8,400	130,754
Idemitsu Kosan Co. Ltd.	1,500	129,327
IHI Corp.	94,000	285,453
Inpex Corp.	158	838,819
Isetan Mitsukoshi Holdings Ltd.	25,205	363,436
Isuzu Motors Ltd.	86,000	506,795
ITOCHU Corp.	108,600	1,304,169
Itochu Techno-Solutions Corp.	1,700	85,199
The Iyo Bank Ltd.	19,000	179,348
J. Front Retailing Co. Ltd.	34,600	267,821
Japan Airlines Co. Ltd.	4,340	201,378
Japan Exchange Group, Inc.	3,700	335,114
Japan Petroleum Exploration Co.	2,000	79,316
Japan Prime Realty Investment Corp.	58	230,017
Japan Real Estate Investment Corp.	42	574,835
Japan Retail Fund Investment Corp.	147	362,427
The Japan Steel Works Ltd.	24,000	127,670
Japan Tobacco, Inc.	79,600	2,535,570
JFE Holdings, Inc.	35,300	662,297

Common Stocks	Shares	Value
Japan (continued)
JGC Corp.	15,000	$378,902
The Joyo Bank Ltd.	45,000	251,805
JS Group Corp.	19,300	380,754
JSR Corp.	13,200	267,980
JTEKT Corp.	16,600	157,222
Jupiter Telecommunications Co. Ltd.	156	204,566
JX Holdings, Inc.	161,760	894,850
Kajima Corp.	63,800	173,421
Kamigumi Co. Ltd.	17,000	157,942
Kaneka Corp.	20,000	115,736
The Kansai Electric Power Co., Inc. (a)	54,800	539,970
Kansai Paint Co. Ltd.	15,000	166,596
Kao Corp.	37,900	1,239,456
Kawasaki Heavy Industries Ltd.	104,000	325,759
KDDI Corp.	39,200	1,610,788
Keikyu Corp.	34,000	355,596
Keio Corp.	41,000	352,187
Keisei Electric Railway Co. Ltd.	20,000	212,996
Keyence Corp.	3,292	1,000,743
Kikkoman Corp.	12,000	211,128
Kinden Corp.	10,000	66,893
Kintetsu Corp.	116,000	537,014
Kirin Holdings Co. Ltd.	63,000	1,010,756
Kobe Steel Ltd. (a)	179,000	207,167
Koito Manufacturing Co. Ltd.	8,000	139,138
Komatsu Ltd.	67,300	1,607,111
Konami Corp.	7,500	150,908
Konica Minolta Holdings, Inc.	35,500	259,333
Kubota Corp.	78,000	1,108,133
Kuraray Co. Ltd.	25,500	379,874
Kurita Water Industries Ltd.	8,200	179,359
Kyocera Corp.	11,000	1,028,987
Kyowa Hakko Kirin Co. Ltd.	19,000	216,670
Kyushu Electric Power Co., Inc. (a)	31,000	321,586
Lawson, Inc.	4,400	338,713
M3, Inc.	49	94,639
Mabuchi Motor Co. Ltd.	1,800	97,282
Makita Corp.	8,000	363,134
Marubeni Corp.	120,000	895,732
Marui Group Co. Ltd.	15,700	162,534
Maruichi Steel Tube Ltd.	3,400	79,964
Mazda Motor Corp. (a)	194,400	580,021
McDonald’s Holdings Co. Japan Ltd.	5,100	138,736
Medipal Holdings Corp.	11,100	156,871
Meiji Holdings Co. Ltd.	4,393	203,604
Miraca Holdings, Inc.	4,100	199,602
Mitsubishi Chemical Holdings Corp.	97,500	450,334
Mitsubishi Corp.	101,500	1,878,472
Mitsubishi Electric Corp.	139,000	1,117,254
Mitsubishi Estate Co. Ltd.	91,000	2,508,346
Mitsubishi Gas Chemical Co., Inc.	27,000	178,031

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Heavy Industries Ltd.	219,200	$1,245,190
Mitsubishi Logistics Corp.	9,000	166,851
Mitsubishi Materials Corp.	83,000	236,186
Mitsubishi Motors Corp. (a)	294,000	305,925
Mitsubishi Tanabe Pharma Corp.	16,000	245,487
Mitsubishi UFJ Financial Group, Inc.	921,174	5,457,795
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,900	221,112
Mitsui & Co. Ltd.	125,400	1,748,250
Mitsui Chemicals, Inc.	63,000	137,131
Mitsui Fudosan Co. Ltd.	60,000	1,681,249
Mitsui OSK Lines Ltd. (a)	81,000	265,757
Mizuho Financial Group, Inc.	1,652,364	3,491,404
MS&AD Insurance Group Holdings	36,570	802,226
Murata Manufacturing Co. Ltd.	14,600	1,086,706
Nabtesco Corp.	7,300	149,984
Namco Bandai Holdings, Inc.	13,000	229,826
NEC Corp.	157,000	408,420
Nexon Co. Ltd.	7,300	70,923
NGK Insulators Ltd.	19,000	204,364
NGK Spark Plug Co. Ltd.	13,000	198,216
NHK Spring Co. Ltd.	10,700	111,454
Nidec Corp.	7,900	472,255
Nikon Corp.	24,700	585,110
Nintendo Co. Ltd.	7,700	826,577
Nippon Building Fund, Inc.	50	690,168
Nippon Electric Glass Co. Ltd.	26,500	134,498
Nippon Express Co. Ltd.	63,000	307,040
Nippon Meat Packers, Inc.	13,000	214,090
Nippon Paper Group, Inc.	7,094	108,169
Nippon Steel Corp.	548,265	1,368,043
Nippon Telegraph & Telephone Corp.	31,476	1,371,936
Nippon Yusen KK	118,000	304,460
The Nishi-Nippon City Bank Ltd.	48,000	150,350
Nissan Motor Co. Ltd.	179,500	1,724,862
Nisshin Seifun Group, Inc.	14,000	190,125
Nissin Foods Holdings Co. Ltd.	4,300	200,207
Nitori Holdings Co. Ltd.	2,550	194,946
Nitto Denko Corp.	12,010	710,296
NKSJ Holdings, Inc.	27,275	568,784
NOK Corp.	7,100	101,773
Nomura Holdings, Inc.	262,000	1,605,160
Nomura Real Estate Holdings, Inc.	6,500	143,831
Nomura Real Estate Office Fund, Inc.	19	142,429
Nomura Research Institute Ltd.	7,500	192,398
NSK Ltd.	32,000	242,939
NTT Data Corp.	91	302,915
NTT DoCoMo, Inc.	1,102	1,662,712
NTT Urban Development Corp.	84	99,269
Obayashi Corp.	46,000	219,792
Odakyu Electric Railway Co. Ltd.	44,000	547,080
OJI Paper Co. Ltd.	57,000	210,013

Common Stocks	Shares	Value
Japan (continued)
Olympus Corp. (a)	14,500	$340,407
Omron Corp.	15,000	369,505
Ono Pharmaceutical Co. Ltd.	6,100	371,130
Oracle Corp. Japan	2,600	117,605
Oriental Land Co. Ltd.	3,600	585,602
ORIX Corp.	75,500	954,773
Osaka Gas Co. Ltd.	134,000	589,042
Otsuka Corp.	1,100	119,250
Otsuka Holdings Co. Ltd.	26,100	914,525
Panasonic Corp.	159,100	1,104,814
Park24 Co. Ltd.	7,000	137,057
Rakuten, Inc.	52,300	531,441
Resona Holdings, Inc.	136,956	709,647
Ricoh Co. Ltd.	45,000	479,720
Rinnai Corp.	2,300	165,332
Rohm Co. Ltd.	6,900	252,761
Sankyo Co. Ltd.	3,600	170,291
Sanrio Co. Ltd.	3,200	142,536
Santen Pharmaceutical Co. Ltd.	5,200	245,700
SBI Holdings, Inc.	17,140	151,235
Secom Co. Ltd.	15,200	782,756
Sega Sammy Holdings, Inc.	14,332	290,810
Sekisui Chemical Co. Ltd.	31,000	339,690
Sekisui House Ltd.	38,000	516,054
Seven & I Holdings Co. Ltd.	54,400	1,799,278
Seven Bank Ltd.	39,600	128,244
Sharp Corp. (a)	74,000	213,718
Shikoku Electric Power Co., Inc. (a)	12,200	177,210
Shimadzu Corp.	16,000	113,994
Shimamura Co. Ltd.	1,600	188,915
Shimano, Inc.	5,400	455,829
Shimizu Corp.	41,000	133,213
Shin-Etsu Chemical Co. Ltd.	29,600	1,964,324
Shinsei Bank Ltd.	110,000	247,611
Shionogi & Co. Ltd.	21,600	445,623
Shiseido Co. Ltd.	26,000	366,341
The Shizuoka Bank Ltd.	38,000	427,692
Showa Denko KK	101,000	151,210
Showa Shell Sekiyu KK	13,200	97,549
SMC Corp.	3,900	752,835
Softbank Corp.	68,600	3,161,223
Sojitz Corp.	87,100	134,100
Sony Corp.	72,600	1,265,759
Sony Financial Holdings, Inc.	12,300	184,147
Stanley Electric Co. Ltd.	10,600	186,496
Sumco Corp.	8,600	99,533
Sumitomo Chemical Co. Ltd.	106,000	329,773
Sumitomo Corp.	81,300	1,016,897
Sumitomo Electric Industries Ltd.	54,700	674,312
Sumitomo Heavy Industries Ltd.	42,000	169,909
Sumitomo Metal Mining Co. Ltd.	38,000	541,877
Sumitomo Mitsui Financial Group, Inc.	97,150	3,894,046
Sumitomo Mitsui Trust Holdings, Inc.	224,820	1,057,499

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Realty & Development Co. Ltd.	25,000	$954,290
Sumitomo Rubber Industries Ltd.	12,700	216,162
Suruga Bank Ltd.	14,000	225,802
Suzuken Co. Ltd.	4,900	182,098
Suzuki Motor Corp.	26,300	589,502
Sysmex Corp.	5,100	313,538
T&D Holdings, Inc.	42,500	512,635
Taiheiyo Cement Corp.	82,000	192,419
Taisei Corp.	73,000	200,754
Taisho Pharmaceutical Holdings Co. Ltd.	2,700	195,519
Taiyo Nippon Sanso Corp.	18,000	121,937
Takashimaya Co. Ltd.	19,000	188,830
Takeda Pharmaceutical Co. Ltd.	57,100	3,049,618
TDK Corp.	8,900	309,015
Teijin Ltd.	70,000	162,030
Terumo Corp.	10,900	468,730
THK Co. Ltd.	9,000	173,731
Tobu Railway Co. Ltd.	75,000	427,639
Toho Co. Ltd.	8,500	176,895
Toho Gas Co. Ltd.	30,000	195,264
Tohoku Electric Power Co., Inc. (a)	32,300	260,650
Tokio Marine Holdings, Inc.	49,900	1,404,067
The Tokyo Electric Power Co., Inc. (a)	108,200	292,960
Tokyo Electron Ltd.	12,600	557,220
Tokyo Gas Co. Ltd.	177,000	966,001
Tokyu Corp.	83,000	624,835
Tokyu Land Corp.	31,000	288,671
TonenGeneral Sekiyu KK	21,000	206,031
Toppan Printing Co. Ltd.	39,000	279,932
Toray Industries, Inc.	106,700	720,548
Toshiba Corp.	291,000	1,458,399
Toto Ltd.	20,000	177,320
Toyo Seikan Kaisha Ltd.	11,500	161,669
Toyo Suisan Kaisha Ltd.	6,000	183,478
Toyoda Gosei Co. Ltd.	4,900	113,629
Toyota Boshoku Corp.	5,000	70,079
Toyota Industries Corp.	11,700	426,110
Toyota Motor Corp.	199,400	10,289,701
Toyota Tsusho Corp.	15,600	403,997
Trend Micro, Inc.	7,500	213,182
Tsumura & Co.	4,100	151,279
Ube Industries Ltd.	76,000	149,289
Uni-charm Corp.	8,300	490,879
Ushio, Inc.	7,700	79,633
USS Co. Ltd.	1,610	188,899
West Japan Railway Co.	12,100	580,075
Yahoo! Japan Corp.	1,048	481,826
Yakult Honsha Co. Ltd.	7,100	286,850
Yamada Denki Co. Ltd.	6,350	289,586
Yamaguchi Financial Group, Inc.	16,000	161,733
Yamaha Corp.	10,800	107,106
Yamaha Motor Co. Ltd.	19,800	271,204

Common Stocks	Shares	Value
Japan (concluded)
Yamato Holdings Co. Ltd.	27,300	$504,375
Yamato Kogyo Co. Ltd.	2,900	85,048
Yamazaki Baking Co. Ltd.	8,000	108,728
Yaskawa Electric Corp.	15,000	148,598
Yokogawa Electric Corp.	15,400	154,687

		175,393,167

Mexico — 0.0%
Fresnillo Plc	13,315	275,463

Netherlands — 2.5%
Aegon NV	129,127	779,649
Akzo Nobel NV	17,172	1,091,006
ASML Holding NV	22,697	1,528,722
Corio NV	4,942	230,850
DE Master Blenders 1753 NV (a)	36,670	566,395
Delta Lloyd NV	12,841	221,159
Fugro NV - CVA	5,062	280,575
Gemalto NV	5,787	505,170
Heineken Holding NV	7,264	466,075
Heineken NV	16,614	1,253,088
ING Groep NV - CVA (a)	276,758	1,991,324
Koninklijke Ahold NV	72,702	1,114,503
Koninklijke Boskalis Westminster NV	5,624	223,734
Koninklijke DSM NV	11,114	647,621
Koninklijke KPN NV	72,455	244,036
Koninklijke Philips Electronics NV	69,219	2,047,909
Koninklijke Vopak NV	5,213	314,472
QIAGEN NV (a)	17,354	362,304
Randstad Holding NV	8,848	363,175
Reed Elsevier NV	49,710	852,181
STMicroelectronics NV	46,746	361,124
TNT Express NV	24,385	178,827
Unilever NV - CVA	117,756	4,824,707
Wolters Kluwer NV	21,755	475,371
Ziggo NV	8,545	300,649

		21,224,626

New Zealand — 0.1%
Auckland International Airport Ltd.	68,782	169,822
Contact Energy Ltd.	25,128	119,944
Fletcher Building Ltd.	49,552	356,379
SKYCITY Entertainment Group Ltd.	43,664	161,405
Telecom Corp. of New Zealand Ltd.	133,880	262,887

		1,070,437

Norway — 0.9%
Aker Solutions ASA	12,065	226,184
DnB NOR ASA	70,393	1,034,701
Gjensidige Forsikring ASA	14,091	232,882
Norsk Hydro ASA	67,655	294,187
Orkla ASA	54,841	440,290
Seadrill Ltd.	25,363	923,167
Statoil ASA	80,608	1,965,438

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Subsea 7 SA	20,624	$484,098
Telenor ASA	50,604	1,112,821
Yara International ASA	13,475	614,355

		7,328,123

Portugal — 0.2%
Banco Espirito Santo SA,
Registered Shares (a)	140,243	143,832
EDP - Energias de Portugal SA	136,366	420,219
Galp Energia SGPS SA	19,954	312,806
Jeronimo Martins SGPS SA	16,209	315,703
Portugal Telecom SGPS SA, Registered Shares	44,559	220,882

		1,413,442

Singapore — 1.7%
Ascendas Real Estate Investment Trust	137,962	289,840
CapitaCommercial Trust	149,000	190,796
CapitaLand Ltd.	186,749	534,038
CapitaMall Trust	166,700	281,307
CapitaMalls Asia Ltd.	100,000	165,873
City Developments Ltd.	35,535	325,771
ComfortDelGro Corp. Ltd.	135,816	209,532
DBS Group Holdings Ltd.	131,407	1,700,433
Genting Singapore Plc	446,227	539,762
Global Logistic Properties Ltd.	157,000	333,348
Golden Agri-Resources Ltd.	545,251	255,103
Hutchison Port Holdings Trust	371,000	316,543
Jardine Cycle & Carriage Ltd.	7,721	319,215
Keppel Corp. Ltd.	103,577	938,074
Keppel Land Ltd.	56,000	178,575
Noble Group Ltd.	281,840	277,627
Olam International Ltd.	120,900	168,277
Oversea-Chinese Banking Corp.	185,914	1,601,253
SembCorp Industries Ltd.	70,590	296,334
Sembcorp Marine Ltd.	59,197	212,339
Singapore Airlines Ltd.	40,009	351,376
Singapore Exchange Ltd.	63,000	392,389
Singapore Press Holdings Ltd.	84,316	304,948
Singapore Technologies Engineering Ltd.	112,213	390,851
Singapore Telecommunications Ltd.	574,132	1,664,296
StarHub Ltd.	44,157	155,198
United Overseas Bank Ltd.	92,572	1,525,829
UOL Group Ltd.	32,457	183,246
Wilmar International Ltd.	138,670	387,617
Yangzijiang Shipbuilding Holdings Ltd.	135,183	106,231

		14,596,021

Spain — 2.7%
Abertis Infraestructuras SA	26,606	448,262
Acciona SA	1,866	102,161

Common Stocks	Shares	Value
Spain (concluded)
ACS Actividades de Construccion y Servicios SA	10,405	$243,780
Amadeus IT Holding SA, Class A	22,771	617,255
Banco Bilbao Vizcaya Argentaria SA	393,930	3,439,605
Banco de Sabadell SA (a)	204,915	377,301
Banco Popular Espanol SA (a)	398,211	296,092
Banco Santander SA	761,794	5,160,691
Bankia SA (a)	64,874	13,791
Caixa Bank	81,589	276,793
Distribuidora Internacional de Alimentacion SA	44,107	306,109
Enagas SA	13,781	321,392
Ferrovial SA	29,072	462,699
Gas Natural SDG SA	25,240	447,866
Grifols SA (a)	10,747	399,151
Iberdrola SA	339,799	1,588,459
Inditex SA	15,763	2,100,509
International Consolidated Airlines Group SA (a)	65,894	254,189
Mapfre SA	56,128	174,418
Red Electrica Corp. SA	7,798	392,703
Repsol YPF SA	60,662	1,232,366
Telefonica SA	296,097	4,011,542
Zardoya Otis SA	11,354	152,197

		22,819,331

Sweden — 3.2%
Alfa Laval AB	24,501	564,825
Assa Abloy AB, Class B	24,073	982,757
Atlas Copco AB, Class A	48,379	1,374,644
Atlas Copco AB, Class B	28,123	711,544
Boliden AB	19,708	317,917
Electrolux AB, Class B	17,162	436,861
Elekta AB, Class B	26,558	402,300
Getinge AB, Class B	14,723	448,933
Hennes & Mauritz AB, Class B	68,655	2,455,408
Hexagon AB, Class B	17,064	465,368
Husqvarna AB, Class B	29,922	176,763
Industrivarden AB, Class C	8,848	161,170
Investor AB, Class B	32,823	948,140
Kinnevik Investment AB, Class B	14,676	355,777
Lundin Petroleum AB (a)	16,421	356,332
Millicom International Cellular SA	4,627	369,169
Nordea Bank AB	190,276	2,155,631
Ratos AB, Class B	14,492	153,148
Sandvik AB	72,262	1,113,148
Scania AB, Class B	23,456	491,423
Securitas AB, Class B	22,513	211,865
Skandinaviska Enskilda Banken AB, Class A	101,621	1,020,562
Skanska AB, Class B	27,380	495,147
SKF AB, Class B	28,256	689,480
Svenska Cellulosa AB, B Shares	41,744	1,076,249

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Handelsbanken AB, Class A	35,799	$1,529,041
Swedbank AB, Class A	58,182	1,323,803
Swedish Match AB	15,013	465,391
Tele2 AB, Class B	23,163	403,460
Telefonaktiebolaget LM Ericsson, Class B	220,047	2,752,858
TeliaSonera AB	156,095	1,113,293
Volvo AB, Class B	108,414	1,580,630

		27,103,037

Switzerland — 9.0%
ABB Ltd., Registered Shares (a)	158,979	3,610,224
Actelion Ltd., Registered Shares (a)	7,806	424,591
Adecco SA, Registered Shares (a)	9,660	530,001
Aryzta AG (a)	6,314	373,295
Baloise Holding AG, Registered Shares	3,524	331,189
Banque Cantonale Vaudoise	218	121,860
Barry Callebaut AG (a)	137	132,227
Cie Financiere Richemont SA, Class A	37,743	2,972,508
Credit Suisse Group AG	90,685	2,385,834
EMS-Chemie Holding AG	575	173,197
Geberit AG, Registered Shares (a)	2,680	661,027
Givaudan SA, Registered Shares (a)	601	739,066
Holcim Ltd., Registered Shares (a)	16,505	1,318,770
Julius Baer Group Ltd. (a)	15,618	608,865
Kuehne & Nagel International AG, Registered Shares	3,968	433,354
Lindt & Spruengli AG	62	238,822
Lindt & Spruengli AG, Registered Shares	7	315,996
Lonza Group AG, Registered Shares (a)	3,867	251,499
Nestle SA, Registered Shares	233,060	16,872,953
Novartis AG, Registered Shares	166,249	11,852,629
Pargesa Holding SA	2,037	138,719
Partners Group Holding AG	1,231	304,102
Roche Holding AG	50,777	11,841,028
Schindler Holding AG, Participation Certificates	3,552	521,155
Schindler Holding AG, Registered Shares	1,514	216,119
SGS SA, Registered Shares	394	967,334
Sika AG	157	382,134
Sonova Holding AG, Registered Shares (a)	3,664	440,161
Sulzer AG	1,732	296,473
The Swatch Group AG, Bearer Shares	2,223	1,296,415
The Swatch Group AG, Registered Shares	3,151	320,496
Swiss Life Holding, Registered Shares (a)	2,181	324,314
Swiss Prime Site AG (a)	3,878	314,040

Common Stocks	Shares	Value
Switzerland (concluded)
Swiss Re AG (a)	25,448	$2,073,193
Swisscom AG, Registered Shares	1,680	778,300
Syngenta AG, Registered Shares	6,734	2,818,788
Transocean Ltd.	25,894	1,338,211
UBS AG, Registered Shares (a)	263,245	4,049,251
Zurich Insurance Group AG (a)	10,657	2,975,836

		75,743,976

United Kingdom — 21.5%
3i Group Plc	70,365	338,960
Aberdeen Asset Management Plc	64,746	423,214
Admiral Group Plc	15,222	308,929
Aggreko Plc	19,598	532,022
AMEC Plc	21,713	349,013
Anglo American Plc	100,571	2,597,667
Antofagasta Plc	28,668	430,436
ARM Holdings Plc	99,369	1,400,460
Associated British Foods Plc	25,675	742,781
AstraZeneca Plc	90,014	4,516,216
Aviva Plc	214,333	971,784
Babcock International Group Plc	26,054	431,540
BAE Systems Plc	234,485	1,408,211
Balfour Beatty Plc	48,360	173,041
Barclays Plc	838,046	3,729,553
BG Group Plc	245,906	4,232,544
BHP Billiton Plc	152,681	4,447,364
BP Plc	1,377,884	9,691,535
British American Tobacco Plc	139,663	7,490,821
British Land Co. Plc	61,463	508,926
British Sky Broadcasting Group Plc	76,819	1,032,755
BT Group Plc	569,632	2,406,445
Bunzl Plc	23,887	471,602
Burberry Group Plc	31,826	644,466
The Capita Group Plc	47,602	650,841
Capital Shopping Centres Group Plc	41,493	211,402
Carnival Plc	13,140	459,484
Centrica Plc	375,627	2,103,125
Cobham Plc	76,587	283,700
Compass Group Plc	132,963	1,702,221
Croda International Plc	9,750	407,346
Diageo Plc	181,116	5,708,391
Eurasian Natural Resources Corp. Plc	18,522	69,603
Evraz Plc	21,093	71,473
G4S Plc	101,655	451,818
GKN Plc	116,331	468,905
GlaxoSmithKline Plc	354,851	8,311,490
Glencore International Plc	281,419	1,527,327
Hammerson Plc	52,061	390,323
Hargreaves Lansdown Plc	17,626	233,106
HSBC Holdings Plc	1,330,228	14,196,269
ICAP Plc	39,581	175,199
IMI Plc	23,015	454,436
Imperial Tobacco Group Plc	71,354	2,496,205

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Inmarsat Plc	33,148	$354,950
InterContinental Hotels Group Plc	19,268	589,106
Intertek Group Plc	11,695	604,450
Invensys Plc	58,779	314,875
Investec Plc	39,244	274,516
ITV Plc	272,181	536,790
J Sainsbury Plc	90,168	519,483
Johnson Matthey Plc	14,995	526,160
Kazakhmys Plc	15,170	90,796
Kingfisher Plc	170,770	748,716
Land Securities Group Plc	56,242	710,137
Legal & General Group Plc	426,186	1,121,782
Lloyds Banking Group Plc (a)	3,051,357	2,274,146
London Stock Exchange Group Plc	12,540	249,443
Marks & Spencer Group Plc	115,856	687,204
Meggitt Plc	56,373	421,893
Melrose Industries Plc	86,968	352,303
National Grid Plc	263,043	3,057,206
Next Plc	11,651	774,229
Old Mutual Plc	352,304	1,088,788
Pearson Plc	58,849	1,059,126
Petrofac Ltd.	19,043	415,797
Prudential Plc	184,864	3,003,172
Randgold Resources Ltd.	6,323	545,413
Reckitt Benckiser Group Plc	46,788	3,360,044
Reed Elsevier Plc	86,617	1,030,773
Resolution Ltd.	101,525	421,853
Rexam PLC	58,197	467,429
Rio Tinto Plc	96,912	4,565,660
Rolls-Royce Holdings Plc (a)	135,382	2,330,077
Royal Bank of Scotland Group Plc (a)	154,585	649,743
Royal Dutch Shell Plc, Class A	270,182	8,762,253
Royal Dutch Shell Plc, Class B	189,383	6,299,407
RSA Insurance Group Plc	258,983	459,320
SABMiller Plc	69,224	3,652,120
The Sage Group Plc	88,222	460,166
Schroders Plc	8,386	269,441
Scottish & Southern Energy Plc	69,081	1,562,031
Segro Plc	52,071	201,744
Serco Group Plc	36,071	344,895
Severn Trent Plc	17,021	443,631
Shire Plc	40,513	1,234,086
Smith & Nephew Plc	64,894	750,761

Common Stocks	Shares	Value
United Kingdom (concluded)
Smiths Group Plc	28,603	$547,935
Standard Chartered Plc	174,290	4,526,686
Standard Life Plc	170,115	948,681
Tate & Lyle Plc	33,703	435,583
Tesco Plc	581,394	3,380,505
Tui Travel Plc	31,441	156,014
Tullow Oil Plc	65,394	1,224,444
Unilever Plc	92,786	3,925,493
United Utilities Group Plc	49,610	534,767
Vedanta Resources Plc	7,455	114,411
Vodafone Group Plc	3,554,749	10,089,587
The Weir Group Plc	15,570	537,301
Whitbread Plc	13,035	509,958
WM Morrison Supermarkets Plc	161,978	681,000
Wolseley Plc	19,757	985,533
WPP Plc	91,054	1,455,475
Xstrata Plc (a)	151,987	2,474,866

		179,767,103

Total Long-Term Investments (Cost – $651,592,546) – 98.6%		826,322,546

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.11% (b)(c)	287,809	287,809

Total Short-Term Securities (Cost – $287,809) – 0.0%		287,809

Total Investments (Cost - $651,880,355*) – 98.6%		826,610,355
Other Assets Less Liabilities – 1.4%		11,524,464

Net Assets – 100.0%		$838,134,819

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$693,884,356

Gross unrealized appreciation	$217,219,998
Gross unrealized depreciation	(84,493,999)

Net unrealized appreciation	$132,725,999

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	10

Schedule of Investments (continued)	Master International Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Series during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	—	287,809	287,809	$781

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DKK	Danish Krone
EAFE	Europe Australasia and Far East
FTSE	Financial Times Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
USD	US Dollar

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
84	DJ Euro Stoxx 50 Index	Eurex	June 2013	$2,750,031	$(91,893)
8	E-Mini MSCI EAFE Index	Chicago Mercantile	June 2013	$663,680	(4,779)
28	FTSE 100 Index	Euronext LIFFE	June 2013	$2,702,007	(30,041)
26	Nikkei 225 Index	Singapore Exchange	June 2013	$1,715,887	82,509
9	SPI 200 Index	Australian Security Exchange	June 2013	$1,163,564	(17,854)

Total					$(62,058)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,267	DKK	375,000	Deutsche Bank AG	4/02/13	$(206)
USD	150,000	GBP	98,853	Deutsche Bank AG	4/02/13	(202)
USD	7,686	NOK	45,000	Deutsche Bank AG	4/02/13	(19)
USD	88,518	NOK	517,000	Deutsche Bank AG	4/02/13	2

Total						$(425)

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	11

Schedule of Investments (continued)	Master International Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	12

Schedule of Investments (continued)	Master International Index Series

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Australia	$240,944	$75,695,705	$10	$75,936,659
Austria	—	2,238,748	—	2,238,748
Belgium	—	9,992,489	—	9,992,489
Denmark	—	9,452,726	—	9,452,726
Finland	—	6,359,237	—	6,359,237
France	538,972	75,001,334	—	75,540,306
Germany	—	69,095,945	—	69,095,945
Greece	—	513,283	—	513,283
Hong Kong	—	25,911,475	—	25,911,475
Ireland	649,116	3,281,593	1	3,930,710
Israel	—	4,544,498	—	4,544,498
Italy	—	16,071,744	—	16,071,744
Japan	175,393,167	—	—	175,393,167
Mexico	—	275,463	—	275,463
Netherlands	566,395	20,658,231	—	21,224,626
New Zealand	—	1,070,437	—	1,070,437
Norway	—	7,328,123	—	7,328,123
Portugal	315,703	1,097,739	—	1,413,442
Singapore	—	14,596,021	—	14,596,021
Spain	—	22,819,331	—	22,819,331
Sweden	—	27,103,037	—	27,103,037
Switzerland	630,036	75,113,940	—	75,743,976
United Kingdom	—	179,767,103	—	179,767,103
Short-Term Securities	287,809	—	—	287,809

Total	$178,622,142	$647,988,202	$11	$826,610,355

	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[1]
Assets:
Equity contracts	$82,509	—	—	$82,509
Foreign currency exchange contracts	—	$2	—	2
Liabilities
Equity contracts	(144,567)		—	(144,567)
Foreign currency exchange contracts	—	(427)	—	(427)

Total	$(62,058)	$(425)	—	$(62,483)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	13

Schedule of Investments (concluded)	Master International Index Series

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$628,000	—	—	$628,000
Foreign currency at value	5,950,594	—	—	5,950,594
Liabilities:
Bank overdraft	—	$(179,044)	—	(179,044)

Total	$6,578,594	$(179,044)	—	$6,399,550

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Series values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. On March 29, 2013, US and certain other financial markets were closed, while some foreign markets were open. The Series was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in the investments being categorized as Level 1. Therefore, these securities, with a value of $147,589,817, were transferred from Level 2 to Level 1 during the period December 31, 2012 to March 31, 2013.

Certain of the Series’ investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	14

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2013 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO

Portfolio of Investments

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS — 98.0%
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co. Class A	13,046	$602,725
Amazon.com, Inc.(a)	57,992	15,454,288
Apollo Group, Inc. Class A(a)	18,029	313,524
AutoNation, Inc.(a)	6,363	278,381
AutoZone, Inc.(a)	5,964	2,366,336
Bed Bath & Beyond, Inc.(a)	36,545	2,354,229
Best Buy Co., Inc.	42,119	932,936
BorgWarner, Inc.(a)	18,500	1,430,790
Cablevision Systems Corp.	35,600	532,576
CarMax, Inc.(a)	37,200	1,551,240
Carnival Corp.	70,650	2,423,295
CBS Corp. Class B	95,403	4,454,366
Chipotle Mexican Grill, Inc.(a)	5,100	1,661,937
Coach, Inc.	44,828	2,240,952
Comcast Corp. Class A	420,748	17,675,623
D.R. Horton, Inc.	46,076	1,119,647
Darden Restaurants, Inc.	20,588	1,063,988
Delphi Automotive PLC	45,500	2,020,200
DIRECTV(a)	91,377	5,172,852
Discovery Communications, Inc. Class A(a)	39,900	3,141,726
Dollar General Corp.(a)	48,200	2,437,956
Dollar Tree, Inc.(a)	36,600	1,772,538
eBay, Inc.(a)	182,503	9,895,313
Expedia, Inc.	14,357	861,564
Family Dollar Stores, Inc.	15,558	918,700
Ford Motor Co.	625,498	8,225,299
Fossil, Inc.(a)	8,800	850,080
GameStop Corp. Class A	19,500	545,415
Gannett Co., Inc.	39,574	865,483
Gap, Inc.	44,198	1,564,609
Garmin Ltd.	17,300	571,592
Genuine Parts Co.	25,209	1,966,302
Goodyear Tire & Rubber Co.(a)	34,957	440,808
H&R Block, Inc.	47,115	1,386,123
Harley-Davidson, Inc.	35,801	1,908,193
Harman International Industries, Inc.	12,021	536,497
Hasbro, Inc.	17,825	783,231
Home Depot, Inc.	236,712	16,517,763
Host Hotels & Resorts, Inc.	118,721	2,076,430
International Game Technology	39,819	657,014
Interpublic Group of Cos., Inc.	71,894	936,779
JC Penney Co., Inc.	21,810	329,549
Johnson Controls, Inc.	109,586	3,843,181
Kohl’s Corp.	34,533	1,593,007
L Brands, Inc.	38,167	1,704,538
Lennar Corp. Class A	25,931	1,075,618
Lowe’s Cos., Inc.	176,962	6,710,399
Macy’s, Inc.	61,423	2,569,938
Marriott International, Inc. Class A	39,050	1,649,082
Mattel, Inc.	53,776	2,354,851
McDonald’s Corp.	160,325	15,982,799
McGraw-Hill Cos., Inc.	45,766	2,383,493
NetFlix, Inc.(a)	8,900	1,685,749
Newell Rubbermaid, Inc.	47,893	1,250,007
News Corp. Class A	320,809	9,791,091

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Consumer Discretionary - (continued)
NIKE, Inc. Class B	116,504	$6,874,901
Nordstrom, Inc.	23,633	1,305,251
O’Reilly Automotive, Inc.(a)	17,700	1,815,135
Omnicom Group, Inc.	43,541	2,564,565
PetSmart, Inc.	17,300	1,074,330
Priceline.com, Inc.(a)	7,990	5,496,561
PulteGroup, Inc.(a)	54,705	1,107,229
PVH Corp.	12,400	1,324,444
Ralph Lauren Corp.	9,515	1,610,985
Ross Stores, Inc.	35,900	2,176,258
Scripps Networks Interactive, Inc. Class A	12,035	774,332
Snap-on, Inc.	9,212	761,832
Stanley Black & Decker, Inc.	27,007	2,186,757
Staples, Inc.	110,033	1,477,743
Starbucks Corp.	120,461	6,861,459
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,991,371
Target Corp.	104,216	7,133,585
Tiffany & Co.	19,880	1,382,455
Time Warner Cable, Inc.	48,471	4,656,124
Time Warner, Inc.	151,091	8,705,863
TJX Cos., Inc.	117,212	5,479,661
TripAdvisor, Inc.(a)	16,857	885,330
Urban Outfitters, Inc.(a)	18,300	708,942
V.F. Corp.	14,393	2,414,426
Viacom, Inc. Class B	72,422	4,459,023
Walt Disney Co.	287,945	16,355,276
Washington Post Co. Class B	660	295,020
Whirlpool Corp.	12,661	1,499,822
Wyndham Worldwide Corp.	22,699	1,463,632
Wynn Resorts, Ltd.	12,700	1,589,532
Yum! Brands, Inc.	73,292	5,272,626

		277,137,072

Consumer Staples — 10.6%
Altria Group, Inc.	320,199	11,011,644
Archer-Daniels-Midland Co.	107,324	3,620,038
Avon Products, Inc.	67,660	1,402,592
Beam, Inc.	25,045	1,591,359
Brown-Forman Corp. Class B	23,482	1,676,615
Campbell Soup Co.	28,865	1,309,316
Clorox Co.	20,543	1,818,672
Coca-Cola Co.	610,822	24,701,642
Coca-Cola Enterprises, Inc.	40,801	1,506,373
Colgate-Palmolive Co.	70,101	8,274,021
ConAgra Foods, Inc.	65,375	2,341,079
Constellation Brands, Inc. Class A(a)	23,026	1,096,959
Costco Wholesale Corp.	68,589	7,277,979
CVS Caremark Corp.	196,332	10,796,297
Dean Foods Co.(a)	31,858	577,585
Dr Pepper Snapple Group, Inc.	34,100	1,600,995
Estee Lauder Cos., Inc. Class A	38,504	2,465,411
General Mills, Inc.	103,664	5,111,672
H.J. Heinz Co.	52,069	3,763,027
Hormel Foods Corp.	21,200	875,984
Kellogg Co.	39,035	2,515,025

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Consumer Staples - (continued)
Kimberly-Clark Corp.	61,800	$6,055,164
Kraft Foods Group, Inc.	94,769	4,883,446
Kroger Co.	77,576	2,570,869
Lorillard, Inc.	61,383	2,476,804
McCormick & Co., Inc.	20,753	1,526,383
Molson Coors Brewing Co. Class B	25,162	1,231,177
Mondelez International, Inc. Class A	284,309	8,702,698
Monster Beverage Corp.(a)	24,300	1,160,082
PepsiCo, Inc.	247,554	19,583,997
Philip Morris International, Inc.	262,799	24,364,095
Procter & Gamble Co.	433,619	33,414,680
Reynolds American, Inc.	52,074	2,316,772
Safeway, Inc.	37,164	979,271
Sysco Corp.	93,209	3,278,160
The Hershey Co.	23,482	2,055,379
The J.M. Smucker Co.	18,060	1,790,830
Tyson Foods, Inc. Class A	44,235	1,097,913
Wal-Mart Stores, Inc.	267,402	20,009,692
Walgreen Co.	137,218	6,542,554
Whole Foods Market, Inc.	27,533	2,388,488

		241,762,739

Energy — 10.7%
Anadarko Petroleum Corp.	79,126	6,919,569
Apache Corp.	62,125	4,793,565
Baker Hughes, Inc.	69,973	3,247,447
Cabot Oil & Gas Corp.	32,600	2,204,086
Cameron International Corp.(a)	38,500	2,510,200
Chesapeake Energy Corp.	83,182	1,697,745
Chevron Corp.(b)	309,746	36,804,020
ConocoPhillips	191,330	11,498,933
Consol Energy, Inc.	34,973	1,176,841
Denbury Resources, Inc.(a)	61,500	1,146,975
Devon Energy Corp.	60,151	3,393,719
Diamond Offshore Drilling, Inc.	11,500	799,940
Ensco PLC Class A	36,500	2,190,000
EOG Resources, Inc.	42,717	5,470,766
EQT Corp.	23,300	1,578,575
ExxonMobil Corp.(b)	714,447	64,378,819
FMC Technologies, Inc.(a)	38,600	2,099,454
Halliburton Co.	148,634	6,006,300
Helmerich & Payne, Inc.	16,300	989,410
Hess Corp.	47,801	3,423,030
Kinder Morgan, Inc.	101,326	3,919,290
Marathon Oil Corp.	111,777	3,769,120
Marathon Petroleum Corp.	54,288	4,864,205
Murphy Oil Corp.	27,441	1,748,815
Nabors Industries, Ltd.	48,204	781,869
National Oilwell Varco, Inc.	67,757	4,793,808
Newfield Exploration Co.(a)	20,600	461,852
Noble Corp.	39,400	1,503,110
Noble Energy, Inc.	27,910	3,228,071
Occidental Petroleum Corp.	127,044	9,956,438
Peabody Energy Corp.	44,124	933,223
Phillips 66	99,165	6,938,575

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Energy - (continued)
Pioneer Natural Resources Co.	21,100	$2,621,675
QEP Resources, Inc.	27,068	861,845
Range Resources Corp.	25,500	2,066,520
Rowan Cos. PLC Class A(a)	19,620	693,763
Schlumberger, Ltd.	209,558	15,693,799
Southwestern Energy Co.(a)	54,600	2,034,396
Spectra Energy Corp.	104,398	3,210,238
Tesoro Corp.	23,165	1,356,311
Valero Energy Corp.	87,909	3,998,980
Williams Cos., Inc.	105,468	3,950,831
WPX Energy, Inc.(a)	30,856	494,313

		242,210,441

Financials — 16.5%
ACE, Ltd.	52,700	4,688,719
AFLAC, Inc.	73,990	3,848,960
Allstate Corp.	76,406	3,749,242
American Express Co.	153,264	10,339,189
American International Group, Inc.(a)	234,433	9,100,689
American Tower Corp. REIT	62,800	4,830,576
Ameriprise Financial, Inc.	34,007	2,504,616
Aon PLC	51,247	3,151,691
Apartment Investment & Management Co. Class A	22,952	703,708
Assurant, Inc.	14,131	636,036
AvalonBay Communities, Inc.	17,798	2,254,473
Bank of America Corp.	1,714,371	20,881,039
BB&T Corp.	111,970	3,514,738
Berkshire Hathaway, Inc. Class B(a)	289,503	30,166,213
BlackRock, Inc.	20,434	5,249,086
Boston Properties, Inc.	23,867	2,411,999
Capital One Financial Corp.	92,963	5,108,317
CBRE Group, Inc.(a)	49,575	1,251,769
Charles Schwab Corp.	175,293	3,100,933
Chubb Corp.	43,175	3,779,108
Cincinnati Financial Corp.	20,814	982,213
Citigroup, Inc.	484,620	21,439,589
CME Group, Inc.	48,955	3,005,347
Comerica, Inc.	32,144	1,155,577
DDR Corp. REIT	1,532	26,687
Discover Financial Services	79,005	3,542,584
E*Trade Financial Corp.(a)	35,531	380,537
Equity Residential	51,157	2,816,704
Fifth Third Bancorp	147,916	2,412,510
First Horizon National Corp.	43,755	467,303
Franklin Resources, Inc.	22,380	3,375,128
Genworth Financial, Inc. Class A(a)	72,151	721,510
Goldman Sachs Group, Inc.	70,534	10,379,078
Hartford Financial Services Group, Inc.	70,197	1,811,083
HCP, Inc.	73,400	3,659,724
Health Care REIT, Inc.	40,700	2,763,937
Hudson City Bancorp, Inc.	76,692	662,619
Huntington Bancshares, Inc.	141,956	1,049,055
IntercontinentalExchange, Inc.(a)	11,980	1,953,579
Invesco, Ltd.	72,200	2,090,912
J.P. Morgan Chase & Co.	610,315	28,965,550

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Financials - (continued)
KeyCorp	148,675	$1,480,803
Kimco Realty Corp.	62,669	1,403,786
Legg Mason, Inc.	18,042	580,050
Leucadia National Corp.	46,736	1,281,968
Lincoln National Corp.	46,592	1,519,365
Loews Corp.	51,131	2,253,343
M&T Bank Corp.	18,737	1,932,909
Marsh & McLennan Cos., Inc.	88,553	3,362,357
Mastercard, Inc. Class A	16,800	9,090,984
MetLife, Inc.	174,396	6,630,536
Moody’s Corp.	30,266	1,613,783
Morgan Stanley	221,530	4,869,229
NASDAQ OMX Group, Inc.	18,400	594,320
Northern Trust Corp.	32,506	1,773,527
NYSE Euronext	40,200	1,553,328
Paychex, Inc.	50,738	1,779,382
People’s United Financial, Inc.	57,000	766,080
PNC Financial Services Group, Inc.	84,717	5,633,681
Principal Financial Group, Inc.	39,991	1,360,894
Progressive Corp.	84,501	2,135,340
ProLogis, Inc.	72,299	2,890,514
Prudential Financial, Inc.	74,339	4,385,258
Public Storage, Inc.	23,087	3,516,612
Regions Financial Corp.	218,789	1,791,882
Simon Property Group, Inc.	48,815	7,740,106
SLM Corp.	77,454	1,586,258
State Street Corp.(c)	72,725	4,297,320
SunTrust Banks, Inc.	86,518	2,492,584
T. Rowe Price Group, Inc.	40,075	3,000,415
The Bank of New York Mellon Corp.	188,685	5,281,293
Torchmark Corp.	14,931	892,874
Total System Services, Inc.	26,575	658,529
Travelers Cos., Inc.	61,604	5,186,441
U.S. Bancorp	300,952	10,211,301
Unum Group	46,829	1,322,919
Ventas, Inc.	47,300	3,462,360
Visa, Inc. Class A	82,400	13,994,816
Vornado Realty Trust	25,514	2,133,991
Wells Fargo & Co.	781,649	28,913,197
Western Union Co.	98,485	1,481,214
XL Group PLC	50,268	1,523,120
Zions Bancorp.	30,453	761,020

		374,072,016

Health Care — 12.0%
Abbott Laboratories	251,206	8,872,596
AbbVie, Inc.	251,206	10,244,181
Actavis, Inc.(a)	20,946	1,929,336
Aetna, Inc.	54,750	2,798,820
Alexion Pharmaceuticals, Inc.(a)	30,400	2,801,056
Allergan, Inc.	49,192	5,491,303
AmerisourceBergen Corp.	34,986	1,800,030
Amgen, Inc.	119,345	12,234,056
Baxter International, Inc.	87,561	6,360,431
Becton Dickinson and Co.	31,997	3,059,233

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Health Care - (continued)
Biogen Idec, Inc.(a)	37,731	$7,278,687
Boston Scientific Corp.(a)	219,034	1,710,656
Bristol-Myers Squibb Co.	263,016	10,833,629
C.R. Bard, Inc.	11,997	1,209,058
Cardinal Health, Inc.	53,957	2,245,690
CareFusion Corp.(a)	33,878	1,185,391
Celgene Corp.(a)	67,118	7,779,647
Cerner Corp.(a)	23,000	2,179,250
CIGNA Corp.	45,996	2,868,771
Coventry Health Care, Inc.	21,903	1,030,098
Covidien PLC	76,800	5,210,112
DaVita, Inc.(a)	12,300	1,458,657
Dentsply International, Inc.	23,300	988,386
Edwards Lifesciences Corp.(a)	19,000	1,561,040
Eli Lilly & Co.	159,675	9,067,943
Express Scripts Holding Co.(a)	129,914	7,489,542
Forest Laboratories, Inc.(a)	37,402	1,422,772
Gilead Sciences, Inc.(a)	241,998	11,840,962
Hospira, Inc.(a)	25,303	830,698
Humana, Inc.	26,207	1,811,166
Intuitive Surgical, Inc.(a)	6,300	3,094,497
Johnson & Johnson	445,749	36,341,916
Laboratory Corp. of America Holdings(a)	15,422	1,391,064
Life Technologies Corp.(a)	27,887	1,802,337
McKesson Corp.	37,255	4,022,050
Mead Johnson Nutrition Co.	32,618	2,526,264
Medtronic, Inc.	159,778	7,503,175
Merck & Co., Inc.	480,370	21,246,765
Mylan, Inc.(a)	63,209	1,829,269
Patterson Cos., Inc.	12,894	490,488
Perrigo Co.	14,400	1,709,712
Pfizer, Inc.	1,146,411	33,085,422
Quest Diagnostics, Inc.	25,600	1,445,120
St. Jude Medical, Inc.	45,126	1,824,895
Stryker Corp.	46,289	3,019,894
Tenet Healthcare Corp.(a)	18,342	872,712
UnitedHealth Group, Inc.	161,796	9,256,349
Varian Medical Systems, Inc.(a)	18,060	1,300,320
WellPoint, Inc.	47,738	3,161,688
Zimmer Holdings, Inc.	28,252	2,125,115

		273,642,249

Industrials — 10.1%
3M Co.	99,672	10,596,130
ADT Corp.	36,250	1,774,075
Amphenol Corp. Class A	26,100	1,948,365
Avery Dennison Corp.	15,388	662,761
Boeing Co.	108,488	9,313,695
Caterpillar, Inc.	103,679	9,016,963
CH Robinson Worldwide, Inc.	25,861	1,537,695
Cintas Corp.	17,588	776,158
CSX Corp.	162,814	4,010,109
Cummins, Inc.	28,358	3,284,140
Danaher Corp.	93,572	5,815,500
Deere & Co.	62,737	5,394,127

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Industrials - (continued)
Dover Corp.	27,895	$2,032,988
Eaton Corp. PLC	75,124	4,601,345
Emerson Electric Co.	115,548	6,455,667
Equifax, Inc.	19,983	1,150,821
Expeditors International Washington, Inc.	34,020	1,214,854
Fastenal Co.	40,300	2,069,405
FedEx Corp.	46,800	4,595,760
First Solar, Inc.(a)	8,070	217,567
Flir Systems, Inc.	23,500	611,235
Flowserve Corp.	8,400	1,408,764
Fluor Corp.	26,960	1,788,257
Fortune Brands Home & Security, Inc.(a)	1,145	42,857
General Dynamics Corp.	53,161	3,748,382
General Electric Co.	1,663,433	38,458,571
Honeywell International, Inc.	124,981	9,417,318
Illinois Tool Works, Inc.	66,271	4,038,555
Ingersoll-Rand PLC	43,300	2,381,933
Iron Mountain, Inc.	24,010	871,803
Jacobs Engineering Group, Inc.(a)	20,400	1,147,296
Joy Global, Inc.	17,200	1,023,744
L-3 Communications Holdings, Inc.	15,703	1,270,687
Leggett & Platt, Inc.	20,398	689,044
Lockheed Martin Corp.	43,152	4,165,031
Masco Corp.	57,123	1,156,741
Norfolk Southern Corp.	50,855	3,919,903
Northrop Grumman Corp.	39,511	2,771,697
PACCAR, Inc.	56,774	2,870,493
Pall Corp.	18,609	1,272,297
Parker Hannifin Corp.	23,903	2,189,037
Pentair, Ltd.	33,495	1,766,861
Pitney Bowes, Inc.	29,727	441,743
Precision Castparts Corp.	23,007	4,362,587
Quanta Services, Inc.(a)	35,000	1,000,300
Raytheon Co.	52,982	3,114,812
Republic Services, Inc.	50,103	1,653,399
Robert Half International, Inc.	23,540	883,456
Rockwell Automation, Inc.	22,505	1,943,307
Rockwell Collins, Inc.	22,531	1,422,157
Roper Industries, Inc.	16,100	2,049,691
Ryder System, Inc.	7,921	473,280
Southwest Airlines Co.	114,186	1,539,227
Stericycle, Inc.(a)	14,100	1,497,138
Textron, Inc.	44,839	1,336,651
Thermo Fisher Scientific, Inc.	58,124	4,445,905
Tyco International, Ltd.	72,500	2,320,000
Union Pacific Corp.	74,268	10,576,506
United Parcel Service, Inc. Class B	112,546	9,667,701
United Technologies Corp.	134,478	12,564,280
W.W. Grainger, Inc.	9,669	2,175,332
Waste Management, Inc.	68,239	2,675,651
Xylem, Inc.	28,692	790,752

		230,412,506

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Information Technology — 16.1%
Accenture PLC Class A	101,500	$7,710,955
Adobe Systems, Inc.(a)	77,957	3,391,909
Advanced Micro Devices, Inc.(a)	84,086	214,419
Agilent Technologies, Inc.	54,968	2,307,007
Akamai Technologies, Inc.(a)	27,324	964,264
Altera Corp.	50,554	1,793,150
Analog Devices, Inc.	47,269	2,197,536
AOL, Inc.(a)	1	38
Apple, Inc.	149,384	66,121,840
Applied Materials, Inc.	185,707	2,503,330
Autodesk, Inc.(a)	36,476	1,504,270
Automatic Data Processing, Inc.	75,317	4,897,111
BMC Software, Inc.(a)	22,421	1,038,765
Broadcom Corp. Class A	82,359	2,855,387
CA, Inc.	56,999	1,434,665
Cisco Systems, Inc.	850,319	17,780,170
Citrix Systems, Inc.(a)	29,667	2,140,771
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,660,732
Computer Sciences Corp.	23,144	1,139,379
Corning, Inc.	238,976	3,185,550
Dell, Inc.	236,250	3,385,463
Dun & Bradstreet Corp.	7,100	593,915
Electronic Arts, Inc.(a)	50,400	892,080
EMC Corp.(a)	334,284	7,986,045
F5 Networks, Inc.(a)	12,200	1,086,776
Fidelity National Information Services, Inc.	46,777	1,853,305
Fiserv, Inc.(a)	21,052	1,848,997
Google, Inc. Class A(a)	42,590	33,817,738
Harris Corp.	18,600	861,924
Hewlett-Packard Co.	312,916	7,459,917
Intel Corp.	788,756	17,234,319
International Business Machines Corp.	167,042	35,630,059
Intuit, Inc.	42,163	2,768,001
Jabil Circuit, Inc.	27,551	509,142
Juniper Networks, Inc.(a)	84,393	1,564,646
KLA-Tencor Corp.	27,005	1,424,244
Lam Research Corp.(a)	25,858	1,072,073
Linear Technology Corp.	35,263	1,353,041
LSI Corp.(a)	89,162	604,518
Microchip Technology, Inc.	29,389	1,080,340
Micron Technology, Inc.(a)	160,962	1,606,401
Microsoft Corp.(b)	1,201,435	34,373,055
Molex, Inc.	23,205	679,442
Motorola Solutions, Inc.	45,952	2,942,307
NetApp, Inc.(a)	57,357	1,959,315
NVIDIA Corp.	99,956	1,281,436
Oracle Corp.	588,862	19,043,797
PerkinElmer, Inc.	19,218	646,494
QUALCOMM, Inc.	271,011	18,144,186
Red Hat, Inc.(a)	29,800	1,506,688
SAIC, Inc.	42,900	581,295
Salesforce.com, Inc.(a)	20,500	3,666,015
SanDisk Corp.(a)	38,367	2,110,185
Seagate Technology PLC	54,800	2,003,488
Symantec Corp.(a)	109,963	2,713,887
TE Connectivity, Ltd.	67,300	2,821,889

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Information Technology - (continued)
Teradata Corp.(a)	27,720	$1,621,897
Teradyne, Inc.(a)	28,149	456,577
Texas Instruments, Inc.	176,199	6,251,541
VeriSign, Inc.(a)	24,721	1,168,809
Waters Corp.(a)	13,765	1,292,671
Western Digital Corp.	32,400	1,629,072
Xerox Corp.	209,101	1,798,269
Xilinx, Inc.	42,502	1,622,301
Yahoo!, Inc.(a)	154,519	3,635,832

		365,424,640

Materials — 3.5%
Air Products & Chemicals, Inc.	33,209	2,893,168
Airgas, Inc.	11,600	1,150,256
Alcoa, Inc.	169,749	1,446,262
Allegheny Technologies, Inc.	17,228	546,300
Ball Corp.	25,024	1,190,642
Bemis Co., Inc.	17,462	704,766
CF Industries Holdings, Inc.	9,450	1,798,997
Cliffs Natural Resources, Inc.	22,200	422,022
Dow Chemical Co.	189,628	6,037,756
E.I. du Pont de Nemours & Co.	148,112	7,281,186
Eastman Chemical Co.	23,708	1,656,478
Ecolab, Inc.	42,166	3,380,870
FMC Corp.	21,400	1,220,442
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	5,034,642
International Flavors & Fragrances, Inc.	13,031	999,087
International Paper Co.	71,411	3,326,324
LyondellBasell Industries NV	59,400	3,759,426
MeadWestvaco Corp.	26,720	969,936
Monsanto Co.	85,355	9,016,049
Mosaic Co.	41,900	2,497,659
Newmont Mining Corp.	78,406	3,284,427
Nucor Corp.	49,654	2,291,532
Owens-Illinois, Inc.(a)	24,000	639,600
Plum Creek Timber Co., Inc.	25,311	1,321,234
PPG Industries, Inc.	22,771	3,049,948
Praxair, Inc.	46,511	5,187,837
Sealed Air Corp.	28,792	694,175
Sherwin-Williams Co.	13,696	2,313,117
Sigma-Aldrich Corp.	19,134	1,486,329
United States Steel Corp.	21,478	418,821
Vulcan Materials Co.	21,361	1,104,364
Weyerhaeuser Co.	87,474	2,744,934

		79,868,586

Telecommunication Services — 2.9%
AT&T, Inc.	875,750	32,131,267
CenturyLink, Inc.	99,565	3,497,718
Crown Castle International Corp.(a)	46,900	3,266,116
Frontier Communications Corp.	165,844	660,059
JDS Uniphase Corp.(a)	32,523	434,833
MetroPCS Communications, Inc.(a)	52,500	572,250
Sprint Nextel Corp.(a)	479,365	2,976,857

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Telecommunication Services - (continued)
Verizon Communications, Inc.	455,766	$22,400,899
Windstream Corp.	99,213	788,743

		66,728,742

Utilities — 3.4%
AES Corp.	103,195	1,297,161
AGL Resources, Inc.	18,100	759,295
Ameren Corp.	37,560	1,315,351
American Electric Power Co., Inc.	76,652	3,727,587
CenterPoint Energy, Inc.	66,311	1,588,812
CMS Energy Corp.	42,056	1,175,045
Consolidated Edison, Inc.	47,252	2,883,789
Dominion Resources, Inc.	90,862	5,286,351
DTE Energy Co.	27,484	1,878,257
Duke Energy Corp.	112,783	8,186,918
Edison International	53,219	2,677,980
Entergy Corp.	27,698	1,751,621
Exelon Corp.	136,543	4,708,003
FirstEnergy Corp.	68,122	2,874,748
Integrys Energy Group, Inc.	11,616	675,587
NextEra Energy, Inc.	67,721	5,260,567
NiSource, Inc.	45,982	1,349,112
Northeast Utilities	50,060	2,175,608
NRG Energy, Inc.	49,000	1,298,010
Oneok, Inc.	32,200	1,534,974
Pepco Holdings, Inc.	34,700	742,580
PG&E Corp.	66,926	2,980,215
Pinnacle West Capital Corp.	17,860	1,033,915
PPL Corp.	92,275	2,889,130
Public Service Enterprise Group, Inc.	80,924	2,778,930
SCANA Corp.	21,000	1,074,360
Sempra Energy	35,286	2,820,763
Southern Co.	139,943	6,566,125
TECO Energy, Inc.	34,951	622,827
Wisconsin Energy Corp.	38,100	1,634,109
Xcel Energy, Inc.	75,951	2,255,745

		77,803,475

TOTAL COMMON STOCKS (Cost: $1,187,040,667)		2,229,062,466

	Par Amount
U.S. GOVERNMENT SECURITIES — 0.1%
U.S. Treasury Bill(b)(d)(e) 0.01% due 04/04/13	$400,000	399,998
U.S. Treasury Bill(b)(d)(e) 0.01% due 05/09/13	1,000,000	999,932
U.S. Treasury Bill(b)(d)(e) 0.01% due 05/09/13	610,000	609,961

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Par Amount	Market Value
U.S. GOVERNMENT SECURITIES - (continued)
U.S. Treasury Bill(b)(d)(e) 0.01% due 06/06/13	$1,150,000	$1,149,810

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $3,159,701)		3,159,701

	Shares
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.13%(c)(f)	47,345,712	47,345,712

TOTAL MONEY MARKET FUND (Cost: $47,345,712)		47,345,712

TOTAL INVESTMENTS(g)† — 100.2% (Cost $1,237,546,080(h))		2,279,567,879
Liabilities in Excess of Assets — (0.2)%		(3,954,196)

NET ASSETS — 100.0%		$2,275,613,683

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2013 was $1,070,068,594 and $28,046,795, respectively, resulting in net unrealized appreciation of investments of $1,042,021,799.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,229,062,466	$—	$—	$2,229,062,466
U.S. Government Securities	—	3,159,701	—	3,159,701
Money Market Fund	47,345,712	—	—	47,345,712

TOTAL INVESTMENTS	2,276,408,178	3,159,701	—	2,279,567,879
OTHER ASSETS:
Futures contracts	789,023	—	—	789,023

TOTAL ASSETS	$2,277,197,201	$3,159,701	$—	$2,280,356,902

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the three months ended March 31, 2013, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value	Unrealized Appreciation
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2013	659	$50,701,942	$789,023

Total unrealized appreciation on open futures contracts purchased			$789,023

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2013:

Asset Derivatives (1)

	Equity Contracts Risk	Total
Futures Contracts	$789,023	$789,023

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

Transactions in derivative instruments during the three months ended March 31, 2013, were as follows:

Realized Gain (Loss)

	Equity Contracts Risk	Total
Futures Contracts	$3,328,180	$3,328,180

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Futures Contracts	$719,853	$719,853

The average notional value of futures outstanding during the period ended March 31, 2013, was $39,167,384.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the three months ended 03/31/13	Shares sold for the three months ended 03/31/13	Number of shares held at 03/31/13	Value at 03/31/13	Income earned for the three months ended 03/31/13	Realized gain on shares sold
State Street Corp.	72,725	—	—	72,725	$4,297,320	$18,909	$—
State Street Institutional Liquid Reserves Fund	25,053,183	63,311,262	41,018,733	47,345,712	47,345,712	13,565	—

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2013 is provided below.

Schedule of Investments March 31, 2013 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	13,028	$610,622
Constant Contact, Inc. (a)	15,040	195,219
Digital Generation, Inc. (a)	13,596	87,422
Harte-Hanks, Inc.	21,965	171,107
Marchex, Inc., Class B	11,260	47,405
MDC Partners, Inc., Class A	12,553	202,982
National CineMedia, Inc.	27,490	433,792
QuinStreet, Inc. (a)(b)	16,082	96,010
ReachLocal, Inc. (a)	5,009	74,935
Travelzoo, Inc. (a)	3,560	76,077
Valassis Communications, Inc.	19,554	584,078
ValueClick, Inc. (a)	36,870	1,089,509
Viad Corp.	9,971	275,798

		3,944,956

Aerospace — 1.2%
AAR Corp.	19,797	364,067
AeroVironment, Inc. (a)(b)	8,460	153,380
API Technologies Corp. (a)	16,007	39,697
Astronics Corp. (a)	5,909	176,206
CPI Aerostructures, Inc. (a)	3,201	27,433
Cubic Corp.	7,817	333,942
Curtiss-Wright Corp.	23,008	798,378
Esterline Technologies Corp. (a)	15,032	1,137,922
GenCorp, Inc. (a)	29,409	391,140
Heico Corp.	25,866	1,122,843
Kaman Corp., Class A	12,944	459,124
Kratos Defense & Security Solutions, Inc. (a)	19,376	97,461
LMI Aerospace, Inc. (a)	4,376	90,977
Moog, Inc., Class A (a)(b)	22,166	1,015,868
Orbital Sciences Corp. (a)(b)	28,951	483,192
SIFCO Industries, Inc.	1,224	22,534
Teledyne Technologies, Inc. (a)	18,025	1,413,881

		8,128,045

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,735	80,244
The Andersons, Inc.	9,118	487,995
Cadiz, Inc. (a)	6,404	43,291
Cal-Maine Foods, Inc.	7,098	302,091
Calavo Growers, Inc.	5,869	168,910
Fresh Del Monte Produce, Inc.	18,681	504,013
Limoneira Co.	4,713	91,055
Pilgrims Pride Corp. (a)	29,692	272,869
Sanderson Farms, Inc.	11,276	615,895
Seaboard Corp.	149	417,199

		2,983,562

Air Transport — 1.2%
Air Transport Services Group, Inc. (a)	26,327	153,486
Alaska Air Group, Inc. (a)(b)	34,996	2,238,344
Allegiant Travel Co.	7,400	656,972
Atlas Air Worldwide Holdings, Inc. (a)	12,954	528,005

Common Stocks	Shares	Value
Air Transport (concluded)
Bristow Group, Inc.	17,533	$1,156,126
Hawaiian Holdings, Inc. (a)	25,623	147,588
JetBlue Airways Corp. (a)	115,226	795,059
PHI, Inc. (a)	6,354	217,370
Republic Airways Holdings, Inc. (a)	23,898	275,783
SkyWest, Inc.	25,214	404,685
Spirit Airlines, Inc. (a)	20,593	522,239
US Airways Group, Inc. (a)(b)	78,017	1,323,949

		8,419,606

Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)	9,942	73,571
Amyris, Inc. (a)	15,208	46,841
EnerNOC, Inc. (a)	12,673	220,130
Gevo, Inc. (a)(b)	16,156	36,189
Green Plains Renewable Energy, Inc. (a)	12,298	140,689
Rex American Resources Corp. (a)	2,741	60,631
Solazyme, Inc. (a)	16,658	130,099

		708,150

Aluminum — 0.1%
Century Aluminum Co. (a)	25,323	196,000
Kaiser Aluminum Corp.	9,445	610,619
Noranda Aluminum Holding Corp.	16,548	74,301

		880,920

Asset Management & Custodian — 1.1%
Apollo Investment Corp.	99,780	834,161
Arlington Asset Investment Corp.	7,037	181,625
Artio Global Investors, Inc.	15,465	42,065
Calamos Asset Management, Inc., Class A	9,521	112,062
Capital Southwest Corp.	1,449	166,635
CIFC Corp. (a)	3,260	26,830
Cohen & Steers, Inc.	9,089	327,840
Cowen Group, Inc., Class A (a)	42,839	120,806
Diamond Hill Investments Group, Inc.	1,310	101,931
Fifth Street Finance Corp.	51,752	570,307
Financial Engines, Inc.	22,732	823,353
GAMCO Investors, Inc., Class A	3,152	167,403
Golub Capital BDC, Inc.	8,997	148,541
GSV Capital Corp. (a)	9,477	78,280
Harris & Harris Group, Inc. (a)	15,303	55,091
Horizon Technology Finance Corp.	3,740	54,641
JMP Group, Inc.	7,944	54,893
KCAP Financial, Inc.	12,650	136,241
Manning & Napier, Inc.	6,660	110,156
MCG Capital Corp.	35,899	171,597
Medley Capital Corp.	14,168	224,563
MVC Capital, Inc.	11,698	150,085
National Financial Partners Corp. (a)	19,984	448,241
New Mountain Finance Corp.	11,861	173,408
NGP Capital Resources Co.	10,704	76,105

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
Oppenheimer Holdings, Inc.	5,029	$97,915
Pzena Investment Management, Inc., Class A	4,972	32,318
Resource America, Inc., Class A	6,293	62,678
Solar Capital Ltd.	21,964	515,934
Solar Senior Capital Ltd.	5,636	108,211
TCP Capital Corp.	2,799	44,672
THL Credit, Inc.	7,424	111,212
TICC Capital Corp.	25,302	251,502
Virtus Investment Partners, Inc. (a)	2,973	553,810
Westwood Holdings Group, Inc.	3,254	144,575
WhiteHorse Finance, Inc.	3,049	48,266
WisdomTree Investments, Inc. (a)	28,800	299,520

		7,627,473

Auto Parts — 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	32,813	447,897
Dana Holding Corp.	72,524	1,293,103
Dorman Products, Inc.	12,007	446,781
Exide Technologies (a)(b)	38,642	104,333
Federal-Mogul Corp., Class A (a)	9,115	54,963
Fuel Systems Solutions, Inc. (a)	7,236	119,177
Gentherm, Inc. (a)(b)	14,425	236,282
Meritor, Inc. (a)	47,438	224,382
Standard Motor Products, Inc.	9,770	270,824
Stoneridge, Inc. (a)	13,742	104,852
Superior Industries International, Inc.	11,253	210,206
Tenneco, Inc. (a)	29,794	1,171,202
Tower International, Inc. (a)	2,704	37,856
U.S. Auto Parts Network, Inc. (a)	7,304	8,765

		4,730,623

Auto Services — 0.1%
Cooper Tire & Rubber Co.	30,613	785,530

Back Office Support, HR & Consulting — 2.0%
The Advisory Board Co. (a)(b)	16,822	883,491
Angie’s List, Inc. (a)	17,494	345,681
Barrett Business Services, Inc.	3,437	180,992
CBIZ, Inc. (a)	18,413	117,475
CDI Corp.	6,678	114,862
Convergys Corp.	53,572	912,331
The Corporate Executive Board Co.	16,458	957,197
CoStar Group, Inc. (a)	13,832	1,514,051
CRA International, Inc. (a)	5,089	113,841
Dice Holdings, Inc. (a)	20,790	210,603
ExlService Holdings, Inc. (a)	11,435	375,983
Forrester Research, Inc.	6,872	217,499
FTI Consulting, Inc. (a)(b)	20,596	775,645
GP Strategies Corp. (a)	7,268	173,415
The Hackett Group, Inc.	12,095	55,274
Heidrick & Struggles International, Inc.	8,820	131,859
Hudson Global, Inc. (a)	16,359	64,454

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Huron Consulting Group, Inc. (a)	11,236	$453,036
ICF International, Inc. (a)	9,727	264,574
Innodata Corp. (a)	11,136	38,419
Insperity, Inc.	11,164	316,723
Kelly Services, Inc., Class A	13,105	244,801
Kforce, Inc.	13,421	219,702
Korn/Ferry International (a)	23,498	419,674
Liquidity Services, Inc. (a)(b)	11,573	344,991
MAXIMUS, Inc.	16,661	1,332,380
Monster Worldwide, Inc. (a)	59,745	302,907
Navigant Consulting, Inc. (a)	25,394	333,677
On Assignment, Inc. (a)	21,110	534,294
PDI, Inc. (a)	4,950	29,205
PRGX Global, Inc. (a)	11,469	79,710
Resources Connection, Inc.	20,868	265,024
RPX Corp. (a)	10,429	147,153
ServiceSource International, Inc. (a)	24,344	172,112
SYKES Enterprises, Inc. (a)	19,052	304,070
TeleTech Holdings, Inc. (a)	10,605	224,932
TrueBlue, Inc. (a)	19,862	419,883
WageWorks, Inc. (a)	3,589	89,833

		13,681,753

Banks: Diversified — 6.3%
1st Source Corp.	7,357	174,361
1st United Bancorp, Inc.	14,669	94,762
Access National Corp.	3,776	61,926
American National BankShares, Inc.	3,964	85,464
Ameris Bancorp (a)	11,788	169,158
Ames National Corp.	4,147	86,506
Arrow Financial Corp.	5,149	126,871
Bancfirst Corp.	3,197	133,315
Banco Latinoamericana De Comercio Exterior SA	13,971	345,643
The Bancorp, Inc. (a)	16,080	222,708
BancorpSouth, Inc. (b)	46,579	759,238
Bank of Kentucky Financial Corp.	2,950	80,919
Bank of Marin Bancorp	2,678	107,361
Bank of the Ozarks, Inc.	14,413	639,217
Banner Corp.	9,492	302,130
Bar Harbor Bankshares	1,910	69,811
BBCN Bancorp, Inc.	38,397	501,465
Berkshire Bancorp, Inc.	2,118	17,685
Boston Private Financial Holdings, Inc.	38,546	380,834
Bridge Bancorp, Inc.	4,298	92,450
Bridge Capital Holdings (a)	4,600	70,104
Bryn Mawr Bank Corp.	5,725	133,278
C&F Financial Corp.	1,605	65,725
Camden National Corp.	3,811	126,068
Cape Bancorp, Inc.	5,378	49,262
Capital City Bank Group, Inc. (a)	5,874	72,544
Cardinal Financial Corp.	14,436	262,446

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	2

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Cascade Bancorp (a)	3,306	$22,349
Cathay General Bancorp	38,717	778,986
Center Bancorp, Inc.	5,885	73,151
Centerstate Banks, Inc.	14,797	126,958
Central Pacific Financial Corp. (a)	10,769	169,073
Century Bancorp, Inc., Class A	1,676	56,833
Chemical Financial Corp.	13,593	358,583
Citizens & Northern Corp.	6,120	119,340
Citizens Republic Bancorp, Inc. (a)	19,724	444,776
City Holding Co.	7,738	307,895
CNB Financial Corp.	6,244	106,460
CoBiz Financial, Inc.	17,376	140,398
Columbia Banking System, Inc.	19,616	431,160
Community Bank System, Inc.	19,483	577,281
Community Trust Bancorp, Inc.	6,941	236,202
Crescent Financial Bancshares, Inc. (a)	1,441	5,678
CVB Financial Corp.	43,567	491,000
Eagle Bancorp, Inc. (a)	9,432	206,466
Enterprise Bancorp, Inc.	3,045	51,613
Enterprise Financial Services Corp.	8,823	126,522
EverBank Financial Corp.	11,013	169,600
Farmers National Banc Corp.	9,348	58,986
Fidelity Southern Corp. (a)	4,837	55,626
Financial Institutions, Inc.	6,867	137,065
First Bancorp, Inc.	4,452	80,181
First Bancorp, North Carolina	8,752	118,064
First Bancorp, Puerto Rico (a)(b)	34,823	216,947
First Busey Corp.	37,054	169,337
First Commonwealth Financial Corp.	49,428	368,733
First Community Bancshares, Inc.	8,837	140,066
First Connecticut Bancorp, Inc.	8,721	128,460
First Financial Bancorp	28,969	464,952
First Financial Bankshares, Inc.	15,531	754,807
First Financial Corp.	5,543	174,549
First Interstate Bancsystem, Inc.	8,017	150,800
First Merchants Corp.	14,148	218,870
First Midwest Bancorp, Inc.	36,865	489,567
The First of Long Island Corp.	3,853	114,241
FirstMerit Corp.	54,065	893,694
FNB Corp.	68,906	833,763
FNB United Corp. (a)	5,049	49,278
German American Bancorp, Inc.	6,316	145,331
Glacier Bancorp, Inc.	35,455	672,936
Guaranty Bancorp (a)	38,357	80,550
Hancock Holding Co.	37,531	1,160,459
Hanmi Financial Corp. (a)	15,599	249,584
Heartland Financial USA, Inc.	7,206	182,096
Heritage Commerce Corp. (a)	10,391	69,931
Heritage Oaks Bancorp (a)	9,797	55,843
Home Bancshares, Inc.	10,875	409,661
Horizon Bancorp	3,312	66,936
Hudson Valley Holding Corp.	7,826	116,686
IBERIABANK Corp.	14,517	726,140

Common Stocks	Shares	Value
Banks: Diversified (continued)
Independent Bank Corp. (b)	10,979	$357,806
International Bancshares Corp.	26,289	546,811
Investors Bancorp, Inc.	21,625	406,117
Lakeland Bancorp, Inc.	14,790	145,681
Lakeland Financial Corp.	8,088	215,869
MainSource Financial Group, Inc.	9,977	140,077
MB Financial, Inc.	26,895	650,052
Mercantile Bank Corp.	4,281	71,536
Merchants Bancshares, Inc.	2,583	77,839
Meridian Interstate Bancorp, Inc. (a)	4,124	77,325
Metro Bancorp, Inc. (a)	7,024	116,177
MetroCorp Bancshares, Inc. (a)	7,863	79,338
Middleburg Financial Corp.	2,712	52,640
Midsouth Bancorp, Inc.	4,204	68,357
NASB Financial, Inc. (a)	2,097	44,142
National Bank Holdings Corp. Class A	3,597	65,825
National Bankshares, Inc.	3,493	122,010
National Penn Bancshares, Inc.	60,908	651,107
NBT Bancorp, Inc.	21,548	477,285
Northrim BanCorp, Inc.	3,248	72,983
OFS Capital Corp.	3,229	45,206
Old National Bancorp	50,033	687,954
Oriental Financial Group, Inc.	22,549	349,735
Pacific Continental Corp.	9,120	101,870
Pacific Mercantile Bancorp (a)	5,238	30,642
PacWest Bancorp	14,977	435,980
Park National Corp.	5,599	390,754
Park Sterling Corp. (a)	22,020	124,193
Peapack-Gladstone Financial Corp.	4,413	65,798
Penns Woods Bancorp, Inc.	1,926	78,908
Peoples Bancorp, Inc.	5,373	120,301
Pinnacle Financial Partners, Inc. (a)(b)	17,013	397,424
Preferred Bank (a)	5,844	92,218
PrivateBancorp, Inc.	31,695	599,352
Prosperity Bancshares, Inc.	23,406	1,109,210
Provident Financial Services, Inc.	29,647	452,710
Renasant Corp.	12,452	278,676
Republic Bancorp, Inc., Class A	4,962	112,340
Rockville Financial, Inc.	14,086	182,555
Roma Financial Corp.	3,690	59,261
S&T Bancorp, Inc.	14,329	265,660
Sandy Spring Bancorp, Inc.	11,937	239,934
SCBT Financial Corp.	8,200	413,280
Seacoast Banking Corp. of Florida (a)	37,024	77,380
Sierra Bancorp	6,114	80,399
Simmons First National Corp., Class A	8,459	214,182
Southside Bancshares, Inc.	8,518	178,963
Southwest Bancorp, Inc. (a)	9,730	122,209
State Bank Financial Corp.	15,611	255,552
StellarOne Corp.	11,501	185,741

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Stellus Capital Investment Corp.	4,227	$62,644
Sterling Bancorp	15,517	157,653
Sterling Financial Corp.	13,232	287,002
Suffolk Bancorp (a)	4,849	69,050
Sun Bancorp, Inc. (a)	20,075	68,456
Susquehanna Bancshares, Inc.	92,477	1,149,489
SY Bancorp, Inc.	6,098	137,205
Taylor Capital Group, Inc. (a)	8,075	129,119
Texas Capital Bancshares, Inc. (a)	19,746	798,726
Tompkins Trustco, Inc.	5,514	233,132
Towne Bank	13,008	194,730
Trico Bancshares	7,998	136,766
TrustCo Bank Corp. NY	46,693	260,547
Trustmark Corp.	33,077	827,256
UMB Financial Corp.	15,914	780,900
Umpqua Holdings Corp.	55,100	730,626
Union First Market Bankshares Corp.	10,042	196,422
United Bankshares, Inc.	10,792	287,175
United Community Banks, Inc. (a)	20,716	234,919
Univest Corp. of Pennsylvania	8,365	145,718
Virginia Commerce Bancorp, Inc. (a)	13,262	186,331
Washington Banking Co.	7,669	106,906
Washington Trust Bancorp, Inc.	7,103	194,480
Webster Financial Corp.	35,519	861,691
WesBanco, Inc.	12,613	302,081
West Bancorp., Inc.	7,859	87,235
West Coast Bancorp	9,594	232,942
Westamerica Bancorp	13,752	623,378
Western Alliance Bancorp (a)	35,918	497,105
Wilshire Bancorp, Inc. (a)(b)	30,635	207,705
Wintrust Financial Corp.	17,846	661,016

		42,821,483

Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	15,442	344,202
Astoria Financial Corp.	43,028	424,256
Bank Mutual Corp.	23,303	128,865
BankFinancial Corp.	10,586	85,641
Beneficial Mutual Bancorp, Inc. (a)	16,059	165,408
Berkshire Hills Bancorp, Inc.	12,179	311,052
BofI Holding, Inc. (a)	5,458	195,833
Brookline Bancorp, Inc.	34,578	316,043
BSB Bancorp, Inc. (a)	3,951	54,563
Charter Financial Corp.	3,254	41,619
Clifton Savings Bancorp, Inc.	4,338	54,051
Dime Community Bancshares, Inc.	15,429	221,560
Doral Financial Corp. (a)	51,829	36,524
ESB Financial Corp.	5,130	70,230
ESSA Bancorp, Inc.	4,772	51,728
First Defiance Financial Corp.	4,806	112,076
First Federal Bancshares of Arkansas, Inc. (a)	1,745	17,450
First Financial Holdings, Inc.	8,167	171,180

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
First Financial Northwest, Inc. (a)	7,927	$61,910
First Pactrust Bancorp, Inc.	5,372	61,241
Flushing Financial Corp.	15,256	258,437
Fox Chase Bancorp., Inc.	6,270	105,900
Franklin Financial Corp.	6,480	118,260
Great Southern Bancorp, Inc.	5,098	124,340
Heritage Financial Corp.	7,713	111,838
Heritage Financial Group, Inc.	3,925	56,834
Hingham Institution for Savings	594	41,402
Home Bancorp, Inc. (a)	3,331	61,990
Home Federal Bancorp, Inc.	7,244	92,723
Home Loan Servicing Solutions Ltd.	26,212	611,526
HomeStreet, Inc. (a)	4,386	97,983
Kearny Financial Corp.	7,328	74,746
Northfield Bancorp, Inc.	10,263	116,588
Northwest Bancshares, Inc.	48,070	610,008
OceanFirst Financial Corp.	7,059	101,791
Ocwen Financial Corp. (a)	52,880	2,005,210
OmniAmerican Bancorp, Inc. (a)	5,509	139,267
Oritani Financial Corp.	22,374	346,573
Peoples Federal Bancshares, Inc.	2,876	54,932
Provident Financial Holdings, Inc.	4,878	82,975
Provident New York Bancorp	19,738	179,024
SI Financial Group, Inc.	5,141	62,155
Simplicity Bancorp, Inc.	4,125	61,999
Territorial Bancorp., Inc.	5,364	127,556
United Financial Bancorp, Inc.	9,833	149,462
ViewPoint Financial Group, Inc.	16,549	332,800
Waterstone Financial, Inc. (a)	3,727	30,822
Westfield Financial, Inc.	11,022	85,751
WSFS Financial Corp.	3,720	180,941

		9,349,265

Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	3,819	609,665
Central European Distribution Corp. (a)(b)	31,832	10,664
Craft Brew Alliance, Inc. (a)	4,948	36,813

		657,142

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co.
Consolidated	2,236	134,876
Farmer Bros. Co. (a)	3,426	50,362
Heckmann Corp. (a)(b)	69,359	297,550
National Beverage Corp.	5,521	77,570

		560,358

Biotechnology — 3.6%
Accelrys, Inc. (a)	27,239	265,853
Acorda Therapeutics, Inc. (a)	19,652	629,454
Aegerion Pharmaceuticals, Inc. (a)(b)	13,831	557,943
Affymax, Inc. (a)	18,094	25,151

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	4

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Agenus, Inc. (a)	12,045	$46,855
Alkermes Plc (a)	60,053	1,423,857
Allos Therapeutcs, Inc.	29,014	—
Alnylam Pharmaceuticals, Inc. (a)	27,028	658,672
AMAG Pharmaceuticals, Inc. (a)	10,448	249,185
Amicus Therapeutics, Inc. (a)	14,887	47,192
Arena Pharmaceuticals, Inc. (a)(b)	106,564	874,890
ArQule, Inc. (a)	28,752	74,468
Array Biopharma, Inc. (a)	57,049	280,681
Astex Pharmaceuticals (a)	45,626	203,492
AVEO Pharmaceuticals, Inc. (a)	22,473	165,177
BG Medicine, Inc. (a)	7,563	14,067
BioDelivery Sciences International, Inc. (a)	13,446	56,608
BioTime, Inc. (a)(b)	16,324	62,358
Celldex Therapeutics, Inc. (a)	39,658	459,240
Cepheid, Inc. (a)	32,202	1,235,591
ChemoCentryx, Inc. (a)	2,600	35,932
Clovis Oncology, Inc. (a)	6,711	192,404
Codexis, Inc. (a)	13,188	31,519
Cornerstone Therapeutics, Inc. (a)	4,097	28,966
Coronado Biosciences, Inc. (a)	9,219	89,609
Cubist Pharmaceuticals, Inc. (a)(b)	31,054	1,453,948
Curis, Inc. (a)	39,073	128,159
Cytori Therapeutics, Inc. (a)	30,395	76,291
Dendreon Corp. (a)(b)	75,804	358,553
Discovery Laboratories, Inc. (a)	21,409	49,027
Durata Therapeutics, Inc. (a)	4,189	37,701
Dyax Corp. (a)	48,444	211,216
Dynavax Technologies Corp. (a)	89,809	199,376
Emergent Biosolutions, Inc. (a)	12,686	177,350
Enzon Pharmaceuticals, Inc.	18,775	71,345
Exact Sciences Corp. (a)(b)	31,276	306,505
Exelixis, Inc. (a)(b)	90,046	416,012
Furiex Pharmaceuticals, Inc. (a)	3,631	136,090
Genomic Health, Inc. (a)	7,822	221,206
Geron Corp. (a)	65,705	70,304
GTx, Inc. (a)	13,311	55,241
Halozyme Therapeutics, Inc. (a)(b)	44,168	254,849
Harvard Bioscience, Inc. (a)	12,156	68,681
Horizon Pharma, Inc. (a)	18,925	51,287
Hyperion Therapeutics, Inc. (a)	2,048	52,879
Idenix Pharmaceuticals, Inc. (a)	44,159	157,206
ImmunoCellular Therapeutics Ltd. (a)	25,180	68,993
ImmunoGen, Inc. (a)	41,003	658,508
Immunomedics, Inc. (a)	34,987	84,319
Intercept Pharmaceuticals, Inc. (a)	2,325	86,955
InterMune, Inc. (a)	40,032	362,290
KaloBios Pharmaceuticals, Inc. (a)	4,083	24,498
Keryx Biopharmaceuticals, Inc. (a)	40,158	282,712
Lexicon Genetics, Inc. (a)(b)	103,970	226,655
Ligand Pharmaceuticals, Inc. (a)(b)	8,532	227,378
MannKind Corp. (a)(b)	65,934	223,516
Maxygen, Inc.	13,277	31,998

Common Stocks	Shares	Value
Biotechnology (concluded)
Merrimack Pharmaceuticals, Inc. (a)	7,539	$45,988
Momenta Pharmaceuticals, Inc. (a)	22,949	306,140
Nektar Therapeutics (a)	56,278	619,058
Neurocrine Biosciences, Inc. (a)(b)	32,588	395,618
NewLink Genetics Corp. (a)	7,665	94,050
Novavax, Inc. (a)	63,690	145,213
NPS Pharmaceuticals, Inc. (a)(b)	42,276	430,792
Omeros Corp. (a)	12,737	52,476
OncoGenex Pharmaceutical, Inc. (a)	7,183	81,383
Oncothyreon, Inc. (a)	27,958	58,153
Opko Health, Inc. (a)(b)	52,489	400,491
Orexigen Therapeutics, Inc. (a)	40,417	252,606
Osiris Therapeutics, Inc. (a)	8,042	83,637
Pacific Biosciences of California, Inc. (a)	18,661	46,466
PDL BioPharma, Inc.	68,750	502,562
Peregrine Semiconductor Corp. (a)	3,172	30,990
Progenics Pharmaceuticals, Inc. (a)	22,220	119,766
Raptor Pharmaceutical Corp. (a)(b)	25,315	148,093
Regulus Therapeutics, Inc. (a)	6,478	50,204
Repligen Corp. (a)	15,129	104,541
Repros Therapeutics, Inc. (a)	9,187	147,911
Rigel Pharmaceuticals, Inc. (a)	41,911	284,576
RTI Biologics, Inc. (a)	27,652	108,949
Sangamo Biosciences, Inc. (a)	25,912	247,719
Seattle Genetics, Inc. (a)	46,640	1,656,186
Sequenom, Inc. (a)(b)	56,417	234,131
Sucampo Pharmaceuticals, Inc., Class A (a)	5,388	35,237
Sunesis Pharmaceuticals, Inc. (a)(b)	14,580	79,753
Synageva BioPharma Corp. (a)(b)	5,520	303,158
Synergy Pharmaceuticals, Inc. (a)(b)	20,321	123,348
Synta Pharmaceuticals Corp. (a)	19,560	168,216
Targacept, Inc. (a)	13,322	57,018
TESARO, Inc. (a)	2,618	57,491
Theravance, Inc. (a)(b)	29,752	702,742
Threshold Pharmaceuticals, Inc. (a)	22,139	102,061
Transcept Pharmaceuticals, Inc. (a)	6,288	30,119
Trius Therapeutics, Inc. (a)	15,039	102,867
Vanda Pharmaceuticals, Inc. (a)	13,936	54,629
Ventrus Biosciences, Inc. (a)	9,647	28,845
Verastem, Inc. (a)	3,137	30,178
ViroPharma, Inc. (a)	32,349	813,901
XOMA Corp. (a)	39,900	139,251
ZIOPHARM Oncology, Inc. (a)	32,894	60,196

		24,076,921

Building Materials — 1.1%
Acuity Brands, Inc.	20,847	1,445,739
BlueLinx Holdings, Inc. (a)	16,675	47,524

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials (concluded)
Builders FirstSource, Inc. (a)	22,488	$131,780
Gibraltar Industries, Inc. (a)	14,980	273,385
Griffon Corp.	22,339	266,281
Headwaters, Inc. (a)	36,062	393,076
Louisiana-Pacific Corp. (a)(b)	67,573	1,459,577
LSI Industries, Inc.	9,703	67,727
NCI Building Systems, Inc. (a)	9,008	156,469
Patrick Industries, Inc. (a)	2,113	33,301
PGT, Inc. (a)	10,020	68,837
Quanex Building Products Corp.	18,237	293,616
Simpson Manufacturing Co., Inc.	19,662	601,854
Texas Industries, Inc. (a)	11,124	702,035
Trex Co., Inc. (a)	7,372	362,555
Watsco, Inc.	14,444	1,215,896

		7,519,652

Building: Climate Control — 0.1%
Aaon, Inc.	9,127	251,814
Comfort Systems USA, Inc.	18,541	261,243
Nortek, Inc. (a)	3,770	269,027

		782,084

Building: Roofing, Wallboard & Plumbing — 0.3%
Beacon Roofing Supply, Inc. (a)	23,072	891,963
USG Corp. (a)	36,472	964,320

		1,856,283

Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	16,132	423,142
Boyd Gaming Corp. (a)(b)	27,291	225,697
Caesars Entertainment Corp. (a)(b)	18,096	287,002
Isle of Capri Casinos, Inc. (a)	10,276	64,636
Monarch Casino & Resort, Inc. (a)	4,337	42,199
MTR Gaming Group, Inc. (a)	11,256	37,145
Multimedia Games Holding Co., Inc. (a)	13,473	281,181
Pinnacle Entertainment, Inc. (a)(b)	28,930	422,957
Scientific Games Corp., Class A (a)	25,525	223,344
WMS Industries, Inc. (a)	27,110	683,443

		2,690,746

Cement — 0.2%
Eagle Materials, Inc.	24,051	1,602,518

Chemicals: Diversified — 1.3%
Aceto Corp.	13,227	146,423
American Vanguard Corp.	13,680	417,787
Axiall Corp.	34,131	2,121,583
Chemtura Corp. (a)	48,458	1,047,177
Hawkins, Inc.	4,457	178,057
Innophos Holdings, Inc.	10,694	583,465
KMG Chemicals, Inc.	3,840	74,650
Landec Corp. (a)	12,513	181,063
LSB Industries, Inc. (a)	9,217	320,567
Olin Corp.	39,352	992,457
OM Group, Inc. (a)	15,899	373,308
Omnova Solutions, Inc. (a)	22,791	174,807

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
PolyOne Corp.	48,778	$1,190,674
Sensient Technologies Corp.	24,517	958,370

		8,760,388

Chemicals: Specialty — 0.5%
Balchem Corp.	14,339	630,056
Calgon Carbon Corp. (a)	26,497	479,596
FutureFuel Corp.	9,513	115,583
GSE Holding, Inc. (a)	3,905	32,255
Innospec, Inc.	11,319	501,205
Kraton Performance Polymers, Inc. (a)	15,824	370,282
Quaker Chemical Corp.	6,363	375,544
Stepan Co.	8,703	549,159
Zep, Inc.	10,901	163,624

		3,217,304

Coal — 0.2%
Arch Coal, Inc.	104,365	566,702
Cloud Peak Energy, Inc. (a)	29,981	563,043
Hallador Energy Co.	3,138	21,652
KiOR, Inc., Class A (a)(b)	12,730	59,195
Westmoreland Coal Co. (a)	5,278	59,958

		1,270,550

Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	10,455	165,189

Commercial Finance & Mortgage Companies — 0.2%
Asta Funding, Inc.	5,152	49,459
Capital Bank Financial Corp., Class A (a)	4,770	81,853
Federal Agricultural Mortgage Corp., Class B	4,954	152,534
Medallion Financial Corp.	9,205	121,690
Nationstar Mortgage Holdings, Inc. (a)	9,506	350,771
NewStar Financial, Inc. (a)(b)	13,026	172,334
Walker & Dunlop, Inc. (a)	5,771	103,705

		1,032,346

Commercial Services & Supplies — 0.0%
ARC Document Solutions, Inc. (a)	18,135	54,042
LifeLock, Inc. (a)	8,896	85,669
Performant Financial Corp. (a)	4,450	54,646

		194,357

Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	27,157	371,508
CAI International, Inc. (a)(b)	7,142	205,832
Electro Rent Corp.	9,205	170,661
H&E Equipment Services, Inc.	14,127	288,191
Marlin Business Services, Inc.	4,048	93,873
McGrath RentCorp	12,138	377,492
MicroFinancial, Inc.	4,434	37,379
Mobile Mini, Inc. (a)(b)	18,756	551,989
PHH Corp. (a)	27,860	611,806

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	6

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing (concluded)
SeaCube Container Leasing Ltd.	5,361	$123,088
TAL International Group, Inc.	14,346	650,017
Willis Lease Finance Corp. (a)	2,307	34,882

		3,516,718

Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	23,052	124,250
Commercial Vehicle Group, Inc. (a)	12,057	94,045
Miller Industries, Inc.	5,302	85,097
Modine Manufacturing Co. (a)	22,919	208,563
Rush Enterprises, Inc., Class A (a)	16,260	392,191
Spartan Motors, Inc.	16,811	89,267
Sypris Solutions, Inc.	5,141	21,489
Wabash National Corp. (a)	33,638	341,762

		1,356,664

Communications Equipment — 0.0%
Envivio, Inc. (a)	3,561	6,054
Ruckus Wireless, Inc. (a)	4,160	87,360

		93,414

Communications Technology — 2.1%
Adtran, Inc.	31,335	615,733
Ambient Corp. (a)	1,020	2,499
Anaren, Inc. (a)	6,413	124,348
Anixter International, Inc.	13,842	967,833
Aruba Networks, Inc. (a)(b)	54,940	1,359,216
Aviat Networks, Inc. (a)	30,370	102,347
Bel Fuse, Inc.	5,190	81,016
Black Box Corp.	8,069	175,985
Calix, Inc. (a)(b)	19,442	158,452
Ciena Corp. (a)	48,713	779,895
Comtech Telecommunications Corp.	8,224	199,679
Datalink Corp. (a)	7,458	90,093
Digi International, Inc. (a)	12,345	110,241
DigitalGlobe, Inc. (a)	26,247	758,801
Echelon Corp. (a)	18,488	45,111
Emulex Corp. (a)	42,617	278,289
Extreme Networks, Inc. (a)	45,660	153,874
Finisar Corp. (a)(b)	44,854	591,624
Globecomm Systems, Inc. (a)	11,314	135,881
GSI Technology, Inc. (a)	10,192	67,165
Harmonic, Inc. (a)	57,688	334,014
Infinera Corp. (a)	56,482	395,374
InterDigital, Inc.	20,114	962,053
Ixia (a)	20,701	447,970
KVH Industries, Inc. (a)	7,283	98,830
Loral Space & Communications Ltd.	5,374	332,543
NeoPhotonics Corp. (a)	9,446	48,269
NETGEAR, Inc. (a)	18,637	624,526
Numerex Corp., Class A (a)	5,699	72,890
Oclaro, Inc. (a)	35,751	45,046
Oplink Communications, Inc. (a)	9,291	152,372
ParkerVision, Inc. (a)	39,289	144,191

Common Stocks	Shares	Value
Communications Technology (concluded)
PC-Tel, Inc.	8,921	$63,339
Plantronics, Inc.	20,880	922,687
Procera Networks, Inc. (a)	10,085	119,911
QLogic Corp. (a)	44,742	519,007
SeaChange International, Inc. (a)	14,069	167,280
Shoretel, Inc. (a)	23,773	86,296
Sonus Networks, Inc. (a)	104,565	270,823
TeleNav, Inc. (a)	7,934	51,174
Tellabs, Inc.	179,993	376,185
Viasat, Inc. (a)	18,407	891,635
Westell Technologies, Inc., Class A (a)	22,140	44,501

		13,968,998

Computer Services Software & Systems — 5.2%
ACI Worldwide, Inc. (a)(c)	19,503	952,917
The Active Network, Inc. (a)	19,193	80,419
Actuate Corp. (a)	24,236	145,416
Acxiom Corp. (a)	37,692	768,917
American Software, Inc., Class A	11,521	95,855
Aspen Technology, Inc. (a)	45,923	1,482,854
AVG Technologies NV (a)	4,011	55,833
Avid Technology, Inc. (a)	14,561	91,297
Aware, Inc.	5,907	27,349
Bankrate, Inc. (a)	22,698	271,014
Bazaarvoice, Inc. (a)	5,216	38,181
Blackbaud, Inc.	22,171	656,927
Blucora, Inc. (a)	19,645	304,105
Bottomline Technologies, Inc. (a)(b)	18,451	526,038
Brightcove, Inc. (a)	3,037	18,860
BroadSoft, Inc. (a)	13,514	357,716
CACI International, Inc., Class A (a)	11,117	643,341
Callidus Software, Inc. (a)	18,029	82,392
Ciber, Inc. (a)	35,939	168,913
CommVault Systems, Inc. (a)(b)	21,929	1,797,739
Computer Task Group, Inc.	7,529	161,045
ComScore, Inc. (a)	17,318	290,596
Cornerstone OnDemand, Inc. (a)	16,507	562,889
CSG Systems International, Inc. (a)(b)	16,644	352,686
DealerTrack Technologies, Inc. (a)(b)	20,833	612,074
Demand Media, Inc. (a)	14,788	127,620
Demandware, Inc. (a)	3,227	81,804
Digimarc Corp.	3,440	75,577
Digital River, Inc. (a)	18,050	255,227
EarthLink, Inc.	52,016	281,927
Ebix, Inc. (b)	13,928	225,912
Envestnet, Inc. (a)	10,373	181,631
EPAM Systems, Inc. (a)	2,502	58,121
EPIQ Systems, Inc.	15,435	216,553
ePlus, Inc.	1,906	88,076
ExactTarget, Inc. (a)(b)	4,746	110,439
FalconStor Software, Inc. (a)	15,315	41,044
Guidance Software, Inc. (a)	7,014	76,102

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Guidewire Software, Inc. (a)	10,064	$386,860
ICG Group, Inc. (a)	18,237	227,598
iGate Corp. (a)	15,712	295,543
Imperva, Inc. (a)	5,053	194,540
Infoblox, Inc. (a)	4,074	88,406
Interactive Intelligence Group, Inc. (a)(b)	7,214	319,941
Internap Network Services Corp. (a)	25,999	243,091
IntraLinks Holdings, Inc. (a)	18,011	114,550
Jive Software, Inc. (a)	8,463	128,638
Keynote Systems, Inc.	7,763	108,371
The KEYW Holding Corp. (a)	12,246	197,528
Limelight Networks, Inc. (a)	27,845	57,361
Lionbridge Technologies, Inc. (a)	27,784	107,524
LivePerson, Inc. (a)(b)	27,005	366,728
LogMeIn, Inc. (a)	10,883	209,171
Manhattan Associates, Inc. (a)(b)	9,973	740,894
Mantech International Corp., Class A	11,302	303,685
Mattersight Corp. (a)	5,127	21,995
MeetMe, Inc. (a)(b)	9,496	21,651
Mentor Graphics Corp.	45,715	825,156
Mercury Systems, Inc. (a)(b)	15,152	111,670
MicroStrategy, Inc., Class A (a)	4,185	423,020
Millennial Media, Inc. (a)	5,657	35,922
Moduslink Global Solutions, Inc. (a)	19,322	63,763
Monotype Imaging Holdings, Inc.	17,984	427,120
NetScout Systems, Inc. (a)	18,038	443,194
NIC, Inc.	31,663	606,663
OpenTable, Inc. (a)	11,084	698,070
PDF Solutions, Inc. (a)	11,931	191,135
Pegasystems, Inc.	8,440	236,995
Perficient, Inc. (a)	15,598	181,873
Pervasive Software, Inc. (a)	6,380	58,505
Progress Software Corp. (a)	28,411	647,203
Proofpoint, Inc. (a)	3,078	51,895
PROS Holdings, Inc. (a)	10,742	291,860
PTC, Inc. (a)	58,694	1,496,110
QAD, Inc., Class A	2,957	37,968
QLIK Technologies, Inc. (a)	41,929	1,083,026
RealNetworks, Inc. (a)	10,775	83,075
RealPage, Inc. (a)(b)	17,590	364,289
Responsys, Inc. (a)	17,545	155,273
Saba Software, Inc. (a)	14,697	116,841
Sapiens International Corp. NV	6,750	36,720
Sapient Corp. (a)	60,551	738,117
SciQuest, Inc. (a)	8,748	210,302
Shutterstock, Inc. (a)	2,557	115,014
Sourcefire, Inc. (a)(b)	14,526	860,375
Spark Networks, Inc. (a)	5,705	40,163
SPS Commerce, Inc. (a)(b)	6,057	258,452

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
SS&C Technologies Holdings, Inc. (a)(b)	16,628	$498,507
Support.com, Inc. (a)	24,124	100,838
Synacor, Inc. (a)	3,279	9,804
Synchronoss Technologies, Inc. (a)	13,592	421,760
SYNNEX Corp. (a)	12,843	475,191
Syntel, Inc.	7,556	510,181
Tangoe, Inc. (a)	14,713	182,294
TechTarget, Inc. (a)	7,737	37,834
Tyler Technologies, Inc. (a)	14,779	905,361
Ultimate Software Group, Inc. (a)(b)	13,069	1,361,267
Unisys Corp. (a)(b)	21,558	490,444
United Online, Inc.	44,522	268,468
Unwired Planet, Inc. (a)	28,985	64,347
VASCO Data Security International, Inc. (a)	13,881	117,156
Verint Systems, Inc. (a)	24,635	900,409
VirnetX Holding Corp. (a)(b)	20,647	395,803
Virtusa Corp. (a)(b)	9,141	217,190
Web.com Group, Inc. (a)	17,174	293,332
Websense, Inc. (a)(b)	18,344	275,160
Yelp, Inc. (a)	4,177	99,037
Zillow, Inc. (a)(b)	1,725	94,306
Zix Corp. (a)	29,907	107,067

		35,215,006

Computer Technology — 0.5%
Cray, Inc. (a)(b)	19,320	448,417
Imation Corp. (a)	15,964	60,982
Immersion Corp. (a)	13,741	161,319
Insight Enterprises, Inc. (a)(b)	21,747	448,423
Intermec, Inc. (a)	29,503	290,015
OCZ Technology Group, Inc. (a)(b)	33,415	60,147
PC Connection, Inc.	4,354	71,188
Quantum Corp. (a)	115,678	148,068
Radisys Corp. (a)	11,118	54,701
Safeguard Scientifics, Inc. (a)	10,164	160,591
Silicon Graphics International Corp. (a)	15,767	216,796
STEC, Inc. (a)	17,457	77,160
Super Micro Computer, Inc. (a)	14,292	161,357
Synaptics, Inc. (a)	16,553	673,542
Telular Corp.	8,217	82,663

		3,115,369

Construction — 0.5%
Aegion Corp. (a)	19,329	447,466
EMCOR Group, Inc.	32,828	1,391,579
Granite Construction, Inc.	19,065	607,030
Great Lakes Dredge & Dock Corp.	29,439	198,124
Orion Marine Group, Inc. (a)	13,507	134,260
Primoris Services Corp.	14,774	326,653
Sterling Construction Co., Inc. (a)	8,112	88,340

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	8

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction (concluded)
Tutor Perini Corp. (a)	17,587	$339,429

		3,532,881

Consumer Electronics — 0.2%
RealD, Inc. (a)(b)	20,292	263,796
Skullcandy, Inc. (a)	8,014	42,314
TiVo, Inc. (a)	61,260	759,012
Universal Electronics, Inc. (a)	7,329	170,399
VOXX International Corp. (a)	8,884	95,148
XO Group, Inc. (a)	12,834	128,340
Zagg, Inc. (a)	12,580	91,582

		1,550,591

Consumer Lending — 0.9%
Asset Acceptance Capital Corp. (a)	7,998	53,907
Cash America International, Inc.	14,506	761,130
Credit Acceptance Corp. (a)(b)	3,635	443,979
Encore Capital Group, Inc. (a)	10,194	306,839
Ezcorp, Inc. (a)	23,690	504,597
First Cash Financial Services, Inc. (a)	14,143	825,103
The First Marblehead Corp. (a)	28,627	28,913
MGIC Investment Corp. (a)	154,914	766,824
MoneyGram International, Inc. (a)	10,722	194,068
Nelnet, Inc., Class A	11,822	399,584
Netspend Holdings, Inc. (a)	14,123	224,415
Nicholas Financial, Inc.	5,138	75,529
Portfolio Recovery Associates, Inc. (a)	8,434	1,070,443
Regional Management Corp. (a)	2,421	48,904
Tree.com, Inc.	3,151	58,262
World Acceptance Corp. (a)	4,820	413,893

		6,176,390

Consumer Services: Miscellaneous — 0.7%
Chuy’s Holdings, Inc. (a)	3,318	108,100
Coinstar, Inc. (a)(b)	13,729	802,048
Collectors Universe, Inc.	2,664	31,355
Core-Mark Holdings Co., Inc.	5,576	286,105
Del Frisco’s Restaurant Group, Inc. (a)	2,864	47,542
Move, Inc. (a)	19,253	230,073
NutriSystem, Inc.	13,956	118,347
Sotheby’s	33,272	1,244,706
Steiner Leisure Ltd. (a)	7,451	360,330
WEX, Inc. (a)	19,075	1,497,388

		4,725,994

Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	2,035	146,133
Berry Plastics Group, Inc. (a)	14,395	274,225
Graphic Packaging Holding Co. (a)	72,042	539,595
Myers Industries, Inc.	16,489	230,186
UFP Technologies, Inc. (a)	2,657	52,316

		1,242,455

Common Stocks	Shares	Value
Copper — 0.0%
Revett Minerals, Inc. (a)	11,984	$27,324

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	12,370	497,892
Inter Parfums, Inc.	8,109	198,103
Revlon, Inc., Class A (a)	5,533	123,718

		819,713

Diversified Financial Services — 0.7%
California First National Bancorp	1,210	20,921
ConnectOne Bancorp, Inc. (a)	737	23,031
DFC Global Corp. (a)	21,700	361,088
Duff & Phelps Corp.	15,510	240,560
Evercore Partners, Inc., Class A	14,083	585,853
FBR & Co. (a)	4,559	86,302
Fidus Investment Corp.	6,667	127,673
First California Financial Group, Inc. (a)	11,167	95,143
Greenhill & Co., Inc.	14,298	763,227
Intersections, Inc.	4,575	43,051
Main Street Capital Corp.	15,038	482,569
MidwestOne Financial Group, Inc.	3,368	80,192
Piper Jaffray Cos. (a)	7,486	256,770
Stifel Financial Corp. (a)(b)	30,022	1,040,863
Triangle Capital Corp.	13,434	376,017

		4,583,260

Diversified Manufacturing Operations — 0.5%
A.M. Castle & Co. (a)	8,274	144,795
Barnes Group, Inc.	26,666	771,447
Federal Signal Corp. (a)	30,613	249,190
Lydall, Inc. (a)	8,408	129,063
OSI Systems, Inc. (a)	9,741	606,767
Raven Industries, Inc.	17,775	597,418
Standex International Corp.	6,201	342,419
Trimas Corp. (a)	15,796	512,896

		3,353,995

Diversified Materials & Processing — 0.9%
Belden, Inc.	22,336	1,153,654
Cabot Microelectronics Corp. (a)	11,545	401,189
Clarcor, Inc.	24,663	1,291,848
Encore Wire Corp.	8,087	283,207
Harbinger Group, Inc. (a)	20,108	166,092
Hexcel Corp. (a)	48,891	1,418,328
Insteel Industries, Inc.	8,716	142,245
Koppers Holdings, Inc.	10,174	447,452
NL Industries, Inc.	3,243	40,310
Tredegar Corp.	11,874	349,571
Uranium Energy Corp. (a)(b)	42,069	92,552

		5,786,448

Diversified Media — 0.1%
Belo Corp., Class A	46,067	452,839
EW Scripps Co. (a)	14,686	176,672

		629,511

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc.	6,302	$81,926
Fred’s, Inc., Class A	17,985	246,035
Geeknet, Inc. (a)	2,109	31,150
Gordmans Stores, Inc. (a)	4,216	49,369
HSN, Inc.	17,524	961,367
Overstock.com, Inc. (a)	5,788	71,308
PriceSmart, Inc.	8,918	694,088
Saks, Inc. (a)	50,979	584,729
Tuesday Morning Corp. (a)	20,565	159,584
Winmark Corp.	1,090	68,659

		2,948,215

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	555	56,105
Casey’s General Stores, Inc.	18,694	1,089,860
Harris Teeter Supermarkets	21,606	922,792
Ingles Markets, Inc., Class A	6,071	130,405
Nash Finch Co.	5,927	116,051
The Pantry, Inc. (a)	11,423	142,445
PetMed Express, Inc.	9,977	133,841
Rite Aid Corp. (a)	324,150	615,885
Spartan Stores, Inc.	10,649	186,890
SUPERVALU, Inc. (b)	104,333	525,838
Susser Holdings Corp. (a)	5,499	281,054
Village Super Market, Inc., Class A	4,129	139,106
Weis Markets, Inc.	5,405	219,984

		4,560,256

Education Services — 0.4%
American Public Education, Inc. (a)	8,837	308,323
Bridgepoint Education, Inc. (a)	8,576	87,733
Bright Horizons Family Solutions, Inc. (a)	5,706	192,806
Capella Education Co. (a)	6,257	194,843
Career Education Corp. (a)	25,626	60,734
Corinthian Colleges, Inc. (a)	38,703	81,276
Education Management Corp. (a)(b)	13,292	48,782
Franklin Covey Co. (a)	6,799	98,789
Grand Canyon Education, Inc. (a)	19,601	497,669
HealthStream, Inc. (a)	9,563	219,375
K12, Inc. (a)	13,108	316,034
Lincoln Educational Services Corp.	11,421	66,927
National American University Holdings, Inc.	4,853	18,927
Rosetta Stone, Inc. (a)	5,250	80,745
Strayer Education, Inc.	5,848	282,926
Universal Technical Institute, Inc.	10,438	131,832

		2,687,721

Electronic Components — 0.8%
3D Systems Corp. (a)(b)	38,214	1,232,019
Acacia Research Corp. (a)	24,393	735,937
Checkpoint Systems, Inc. (a)	19,732	257,700
InvenSense, Inc. (a)(b)	17,927	191,460
Kemet Corp. (a)	22,029	137,681

Common Stocks	Shares	Value
Electronic Components (concluded)
Methode Electronics, Inc.	18,326	$236,039
Multi-Fineline Electronix, Inc. (a)	4,334	66,874
Neonode, Inc. (a)	11,105	64,076
NVE Corp. (a)	2,345	132,305
Park Electrochemical Corp.	10,199	258,443
Rogers Corp. (a)	7,976	379,817
Sanmina Corp. (a)	40,008	454,491
ScanSource, Inc. (a)	13,497	380,885
TTM Technologies, Inc. (a)	26,033	197,851
Universal Display Corp. (a)	19,521	573,722
Viasystems Group, Inc. (a)	1,843	24,033

		5,323,333

Electronic Entertainment — 0.1%
DTS, Inc. (a)(b)	8,968	149,138
Glu Mobile, Inc. (a)(b)	27,107	80,779
Take-Two Interactive Software, Inc. (a)	38,437	620,757

		850,674

Electronics — 0.4%
Agilysys, Inc. (a)	7,203	71,598
American Science & Engineering, Inc.	4,126	251,645
Coherent, Inc.	11,597	658,014
Daktronics, Inc.	17,814	187,047
II-VI, Inc. (a)	25,763	439,001
iRobot Corp. (a)	13,493	346,230
Newport Corp. (a)	18,727	316,861
Richardson Electronics Ltd.	6,170	73,176
Rofin-Sinar Technologies, Inc. (a)(b)	14,001	379,287

		2,722,859

Energy Equipment — 0.3%
C&J Energy Services, Inc. (a)	21,882	501,098
Capstone Turbine Corp. (a)	133,145	119,830
Enphase Energy, Inc. (a)	4,078	25,284
First Solar, Inc. (a)	29,606	798,178
FuelCell Energy, Inc. (a)	73,023	68,919
Matador Resources Co. (a)(b)	6,775	60,027
Solarcity Corp. (a)	6,441	121,606
STR Holdings, Inc. (a)	14,830	32,181
SunPower Corp. (a)	19,612	226,322

		1,953,445

Energy Equipment & Services — 0.1%
Geospace Technologies Corp. (a)	6,259	675,472
Pioneer Energy Services Corp. (a)	30,541	251,963

		927,435

Engineering & Contracting Services — 0.5%
Argan, Inc.	4,960	73,954
Dycom Industries, Inc. (a)	16,607	326,992
Exponent, Inc.	6,558	353,738
Furmamite Corp. (a)	18,498	123,752

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	10

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
Hill International, Inc. (a)	10,944	$32,722
Layne Christensen Co. (a)(b)	9,741	208,263
Mastec, Inc. (a)	26,980	786,467
Michael Baker Corp.	4,267	104,541
Mistras Group, Inc. (a)	7,751	187,652
MYR Group, Inc. (a)	10,181	250,045
Tetra Tech, Inc. (a)(b)	31,136	949,337
VSE Corp.	1,929	48,206

		3,445,669

Entertainment — 0.5%
Ascent Capital Group, Inc., Class A (a)	6,931	515,944
Carmike Cinemas, Inc. (a)	8,680	157,282
Lions Gate Entertainment Corp. (a)	39,112	929,692
Live Nation Entertainment, Inc. (a)	68,623	848,866
Reading International, Inc., Class A (a)	7,742	43,355
Rentrak Corp. (a)	4,536	99,701
SHFL Entertainment, Inc. (a)(b)	26,984	447,125
World Wrestling Entertainment, Inc.	13,012	114,766

		3,156,731

Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	26,391	586,936
The Brink’s Co.	23,204	655,745
G&K Services, Inc., Class A	9,251	421,013
The Geo Group, Inc.	34,934	1,314,217
Healthcare Services Group, Inc.	32,964	844,867
Mac-Gray Corp.	5,788	74,086
Standard Parking Corp. (a)	7,642	158,190
Swisher Hygiene, Inc. (a)	55,814	72,000
Unifirst Corp.	7,099	642,460

		4,769,514

Fertilizers — 0.0%
Rentech, Inc.	60,976	143,294

Financial Data & Systems — 0.6%
Advent Software, Inc. (a)	15,487	433,171
Cardtronics, Inc. (a)	21,636	594,125
Cass Information Systems, Inc.	5,001	210,242
Euronet Worldwide, Inc. (a)	24,871	655,102
Fair Isaac Corp.	16,815	768,277
Global Cash Access, Inc. (a)	14,592	102,874
Green Dot Corp., Class A (a)	11,954	199,751
Heartland Payment Systems, Inc.	19,047	627,980
Higher One Holdings, Inc. (a)	13,509	120,095
Xoom Corp. (a)	3,497	79,871

		3,791,488

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	3,524	79,466

Common Stocks	Shares	Value
Foods — 1.3%
Annie’s, Inc. (a)	2,477	$94,770
B&G Foods, Inc., Class A	25,852	788,227
Boulder Brands, Inc. (a)	29,015	260,555
The Chefs’ Warehouse, Inc. (a)	5,389	99,535
Chiquita Brands International, Inc. (a)	22,526	174,802
Diamond Foods, Inc. (a)(b)	10,856	183,032
Dole Food Co., Inc. (a)(b)	17,580	191,622
The Hain Celestial Group, Inc. (a)	18,106	1,105,914
Inventure Foods, Inc. (a)	6,447	50,158
J&J Snack Foods Corp.	7,261	558,298
John B. Sanfilippo & Son, Inc.	3,910	78,122
Lancaster Colony Corp.	9,062	697,774
Lifeway Foods, Inc.	2,217	30,816
Medifast, Inc. (a)	6,111	140,064
Natures Sunshine Prods, Inc.	5,531	84,292
Nutraceutical International Corp.	4,197	72,818
Omega Protein Corp. (a)	9,662	103,867
Post Holdings, Inc. (a)	12,861	552,123
Roundy’s, Inc.	9,903	65,063
Seneca Foods Corp. (a)	4,053	133,830
Snyders-Lance, Inc.	21,658	547,081
Synutra International, Inc. (a)	8,420	39,574
Tootsie Roll Industries, Inc.	12,086	361,493
TreeHouse Foods, Inc. (a)	17,643	1,149,441
United Natural Foods, Inc. (a)	23,969	1,179,275

		8,742,546

Forest Products — 0.1%
Boise Cascade Co. (a)	6,566	222,850
Deltic Timber Corp.	5,327	366,071
Universal Forest Products, Inc.	9,666	384,804

		973,725

Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	3,664	143,262
Deluxe Corp.	25,046	1,036,904
Ennis, Inc.	12,720	191,690
Innerworkings, Inc. (a)	15,577	235,836
Multi-Color Corp.	6,543	168,744
Quad/Graphics, Inc.	12,322	294,989
Schawk, Inc.	5,828	64,050

		2,135,475

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,815	166,069
Hillenbrand, Inc.	27,076	684,481
Matthews International Corp., Class A	13,782	480,854
Stewart Enterprises, Inc., Class A	36,789	341,770

		1,673,174

Gas Pipeline — 0.2%
Crosstex Energy, Inc.	20,348	391,902
SemGroup Corp. (a)	20,736	1,072,466

		1,464,368

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Glass — 0.1%
Apogee Enterprises, Inc.	13,969	$404,403

Gold — 0.2%
Coeur d’Alene Mines Corp. (a)	44,119	832,084
Gold Resource Corp.	14,570	189,847
Golden Star Resources Ltd. (a)(b)	126,992	203,187
Midway Gold Corp. (a)	62,939	76,786
Vista Gold Corp. (a)	29,944	64,679

		1,366,583

Health Care Facilities — 0.7%
Amsurg Corp. (a)	15,474	520,545
Assisted Living Concepts, Inc.	9,666	114,929
Capital Senior Living Corp. (a)	13,843	365,870
Emeritus Corp. (a)	15,060	418,517
The Ensign Group, Inc.	8,518	284,501
Five Star Quality Care, Inc. (a)	21,011	140,564
Hanger Orthopedic Group, Inc. (a)	16,728	527,434
HealthSouth Corp. (a)	46,902	1,236,806
Kindred Healthcare, Inc. (a)	25,909	272,822
National Healthcare Corp.	5,144	235,184
Select Medical Holdings Corp.	17,075	153,675
Skilled Healthcare Group, Inc., Class A (a)	9,429	61,949
US Physical Therapy, Inc.	5,770	154,924
Vanguard Health Systems, Inc. (a)	15,544	231,139

		4,718,859

Health Care Management Services — 0.7%
Bioscript, Inc. (a)	21,565	274,091
Centene Corp. (a)(b)	25,299	1,114,168
Computer Programs & Systems, Inc.	5,460	295,441
Magellan Health Services, Inc. (a)(b)	13,366	635,821
Molina Healthcare, Inc. (a)	14,735	454,869
National Research Corp.	1,232	71,505
Triple-S Management Corp. (a)	9,424	164,166
Universal American Corp.	18,384	153,139
WellCare Health Plans, Inc. (a)	21,173	1,227,187

		4,390,387

Health Care Services — 1.7%
Acadia Healthcare Co., Inc. (a)(b)	13,231	388,859
Accretive Health, Inc. (a)	27,726	281,696
Air Methods Corp.	18,886	911,061
Almost Family, Inc.	4,054	82,823
Amedisys, Inc. (a)	14,725	163,742
AMN Healthcare Services, Inc. (a)	21,835	345,648
athenahealth, Inc. (a)	17,592	1,707,128
Chemed Corp.	9,441	755,091
Chindex International, Inc. (a)	5,663	77,810
Corvel Corp. (a)	3,077	152,281
Cross Country Healthcare, Inc. (a)	13,367	70,979
ExamWorks Group, Inc. (a)(b)	14,320	248,022
Gentiva Health Services, Inc. (a)	14,871	160,904

Common Stocks	Shares	Value
Health Care Services (concluded)
Globus Medical, Inc., Class A (a)	4,746	$69,671
Greenway Medical Technologies (a)	3,911	62,185
Healthways, Inc. (a)	16,379	200,643
HMS Holdings Corp. (a)(b)	42,174	1,145,024
IPC The Hospitalist Co., Inc. (a)(b)	8,120	361,178
LHC Group, Inc. (a)	7,227	155,308
Medidata Solutions, Inc. (a)(b)	11,450	663,871
MWI Veterinary Supply, Inc. (a)	6,233	824,376
Omnicell, Inc. (a)	16,369	309,047
PharMerica Corp. (a)	14,429	202,006
Quality Systems, Inc.	19,489	356,259
Ryman Hospitality Properties	16,116	737,307
Team Health Holdings, Inc. (a)	13,930	506,773
WebMD Health Corp. (a)	24,872	604,887

		11,544,579

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	28,586	550,281
The Providence Service Corp. (a)	6,382	118,003

		668,284

Home Building — 0.7%
Beazer Homes USA, Inc. (a)	12,171	192,789
Hovnanian Enterprises, Inc., Class A (a)	49,147	283,578
KB Home	37,142	808,581
M/I Homes, Inc. (a)	11,893	290,784
MDC Holdings, Inc.	18,892	692,392
Meritage Homes Corp. (a)(b)	15,073	706,321
Ryland Group, Inc.	21,459	893,124
Standard-Pacific Corp. (a)	57,149	493,767
TRI Pointe Homes, Inc. (a)	7,717	155,497

		4,516,833

Hotel/Motel — 0.1%
Bloomin’ Brands, Inc. (a)	9,003	160,884
Marcus Corp.	8,991	112,298
Morgans Hotel Group Co. (a)	10,833	64,131
Orient Express Hotels Ltd., Class A (a)	47,493	468,281
Red Lion Hotels Corp. (a)	6,784	48,234

		853,828

Household Appliances — 0.0%
National Presto Industries, Inc.	2,343	188,611

Household Equipment & Products — 0.2%
American Greetings Corp., Class A	15,513	249,759
Blyth, Inc. (b)	5,206	90,376
Central Garden & Pet Co., Class A (a)	19,018	156,328
CSS Industries, Inc.	4,730	122,838
Helen of Troy Ltd. (a)	15,519	595,309
Libbey, Inc. (a)	10,042	194,112

		1,408,722

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	12

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,826	$164,229
Bassett Furniture Industries, Inc.	5,608	89,504
Ethan Allen Interiors, Inc.	11,914	392,209
Flexsteel Industries, Inc.	2,201	54,453
Hooker Furniture Corp.	5,334	85,024
Kirkland’s, Inc. (a)	6,685	76,610
La-Z-Boy, Inc.	25,442	480,090
Lifetime Brands, Inc.	4,700	53,627
Select Comfort Corp. (a)	27,887	551,326

		1,947,072

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	30,973	461,188
Citizens, Inc. (a)(b)	19,176	160,887
CNO Financial Group, Inc.	98,839	1,131,707
FBL Financial Group, Inc., Class A	4,776	185,595
Health Insurance Innovations, Inc. (a)	2,025	30,557
Independence Holding Co.	3,888	39,580
Kansas City Life Insurance Co.	2,011	78,690
National Western Life Insurance Co., Class A	1,049	184,624
The Phoenix Cos., Inc. (a)	2,865	88,156
Primerica, Inc.	21,792	714,342
Symetra Financial Corp.	38,085	510,720

		3,586,046

Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	42,176	1,328,544
Crawford & Co., Class B	13,155	99,846
Eastern Insurance Holdings, Inc.	3,348	62,808
eHealth, Inc. (a)	10,334	184,772
Fortegra Financial Corp. (a)	3,517	30,809
Horace Mann Educators Corp.	19,601	408,681
Maiden Holdings Ltd.	24,889	263,575
Pico Holdings, Inc. (a)(b)	11,209	248,840
Platinum Underwriters Holdings Ltd.	16,204	904,345

		3,532,220

Insurance: Property-Casualty — 1.5%
American Safety Insurance Holdings Ltd. (a)	4,495	112,195
Amerisafe, Inc.	8,982	319,220
AmTrust Financial Services, Inc.	13,274	459,944
Argo Group International Holdings Ltd.	12,720	526,354
Baldwin & Lyons, Inc., Class B	4,594	109,291
Donegal Group, Inc., Class A	3,999	61,065
EMC Insurance Group, Inc.	2,341	61,638
Employers Holdings, Inc.	10,430	244,583
Enstar Group Ltd. (a)	4,138	514,312
First American Financial Corp.	52,335	1,338,206
Global Indemnity Plc (a)	5,088	118,042
Greenlight Capital Re Ltd. (a)	13,844	338,486

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Hallmark Financial Services, Inc. (a)	7,083	$63,747
Hilltop Holdings, Inc. (a)	19,724	266,077
Homeowners Choice, Inc.	4,155	113,224
Infinity Property & Casualty Corp.	5,841	328,264
Investors Title Co.	626	43,238
Meadowbrook Insurance Group, Inc.	24,958	175,954
Montpelier Re Holdings Ltd.	23,496	612,071
National Interstate Corp.	3,166	94,917
Navigators Group, Inc. (a)	4,944	290,460
OneBeacon Insurance Group Ltd.	11,403	154,169
Radian Group, Inc.	85,013	910,489
RLI Corp.	10,506	754,856
Safety Insurance Group, Inc.	6,325	310,874
Selective Insurance Group, Inc.	27,079	650,167
State Auto Financial Corp.	7,387	128,681
Stewart Information Services Corp.	9,818	250,064
Tower Group International, Ltd. (b)	19,473	359,282
United Fire Group, Inc.	9,955	253,554
Universal Insurance Holdings, Inc.	9,867	47,855

		10,011,279

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	9,263	70,028

Internet & Catalog Retail — 0.0%
Kayak Software Corp. (a)	1,676	66,973
Vitacost.com, Inc. (a)	10,781	77,947

		144,920

Internet Software & Services — 0.0%
E2open, Inc. (a)	2,323	46,321

Leisure Time — 1.2%
Black Diamond, Inc. (a)	10,194	92,867
Bluegreen Corp. (a)	7,189	70,740
Callaway Golf Co.	31,986	211,747
Churchill Downs, Inc.	6,356	445,174
International Speedway Corp., Class A	13,584	443,925
Interval Leisure Group, Inc.	19,004	413,147
Johnson Outdoors, Inc. (a)	2,748	65,512
Life Time Fitness, Inc. (a)	21,057	900,818
Marriott Vacations Worldwide Corp. (a)	13,057	560,276
Orbitz Worldwide, Inc. (a)	11,315	64,609
Pool Corp.	23,288	1,117,824
Premier Exhibitions, Inc. (a)	12,453	33,125
Six Flags Entertainment Corp.	18,236	1,321,745
Smith & Wesson Holding Corp. (a)	31,939	287,451
Speedway Motorsports, Inc.	5,634	101,356
Steinway Musical Instruments, Inc. (a)	3,331	80,011
Sturm Ruger & Co., Inc.	9,438	478,790
Town Sports International Holdings, Inc.	11,349	107,362

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
Vail Resorts, Inc.	17,677	$1,101,631
West Marine, Inc. (a)	7,350	84,010

		7,982,120

Luxury Items — 0.0%
Movado Group, Inc.	8,667	290,518

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,422	130,892
Lindsay Manufacturing Co.	6,252	551,301
Titan International, Inc.	26,288	554,151
Titan Machinery, Inc. (a)	8,321	230,908

		1,467,252

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,860	344,410
Douglas Dynamics, Inc.	10,980	151,744
NACCO Industries, Inc., Class A	2,715	144,872

		641,026

Machinery: Engines — 0.1%
Briggs & Stratton Corp.	23,942	593,762

Machinery: Industrial — 1.5%
Actuant Corp., Class A	35,762	1,095,032
Altra Holdings, Inc.	13,220	359,848
Applied Industrial Technologies, Inc.	20,718	932,310
Chart Industries, Inc. (a)	14,680	1,174,547
Columbus McKinnon Corp. (a)	9,526	183,376
DXP Enterprises, Inc. (a)	4,311	322,032
EnPro Industries, Inc. (a)	10,072	515,384
The ExOne Co. (a)	2,963	99,261
Flow International Corp. (a)	23,501	91,889
Graham Corp.	4,929	121,943
Hardinge, Inc.	5,751	78,386
Hyster-Yale Materials Handling, Inc.	5,397	308,115
John Bean Technologies Corp.	14,226	295,190
Kadant, Inc. (a)	5,731	143,275
Middleby Corp. (a)	9,182	1,397,041
MTS Systems Corp.	7,881	458,280
Omega Flex, Inc.	1,265	21,745
Proto Labs, Inc. (a)	2,586	126,973
Sauer-Danfoss, Inc.	5,743	335,564
Tennant Co.	9,283	450,782
Twin Disc, Inc.	4,204	105,436
Woodward, Inc.	33,933	1,349,176

		9,965,585

Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,548	391,537
Cascade Corp.	4,232	274,996
Hurco Cos., Inc. (a)	3,171	86,346

		752,879

Common Stocks	Shares	Value
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,401	$161,786

Medical & Dental Instruments & Supplies — 2.3%
Abiomed, Inc. (a)	16,452	307,159
Align Technology, Inc. (a)	35,279	1,182,199
Alphatec Holdings, Inc. (a)	26,737	56,415
AngioDynamics, Inc. (a)	11,872	135,697
Anika Therapeutics, Inc. (a)	5,735	83,272
Antares Pharma, Inc. (a)	52,949	189,557
AtriCure, Inc. (a)	8,875	70,290
Atrion Corp.	764	146,680
Cantel Medical Corp.	10,407	312,835
Cardiovascular Systems, Inc. (a)	8,963	183,562
Cerus Corp. (a)	31,336	138,505
Conceptus, Inc. (a)	15,393	371,741
CONMED Corp.	13,843	471,493
CryoLife, Inc.	13,586	81,652
Derma Sciences, Inc. (a)	5,707	68,941
Endologix, Inc. (a)(b)	27,156	438,569
Exactech, Inc. (a)	4,174	86,360
Hansen Medical, Inc. (a)(b)	27,449	55,173
Heartware International, Inc. (a)	7,970	704,787
ICU Medical, Inc. (a)	6,127	361,187
Insulet Corp. (a)(b)	25,615	662,404
Integra LifeSciences Holdings Corp. (a)	9,539	372,116
Invacare Corp.	15,555	202,993
Landauer, Inc.	4,626	260,814
MAKO Surgical Corp. (a)	19,335	215,585
Meridian Bioscience, Inc.	20,261	462,356
Merit Medical Systems, Inc. (a)(b)	20,664	253,341
Navidea Biopharmaceuticals, Inc. (a)(b)	52,825	143,156
Neogen Corp. (a)(b)	11,533	571,691
NuVasive, Inc. (a)	21,188	451,516
OraSure Technologies, Inc. (a)(b)	26,747	144,434
Orthofix International NV (a)	9,167	328,820
Owens & Minor, Inc.	31,177	1,015,123
Quidel Corp. (a)	13,834	328,558
Rochester Medical Corp. (a)	5,208	76,141
Rockwell Medical Technologies, Inc. (a)	12,543	49,670
Staar Surgical Co. (a)(b)	18,045	101,593
Steris Corp.	28,391	1,181,350
SurModics, Inc. (a)	6,273	170,939
Symmetry Medical, Inc. (a)	18,047	206,638
Tornier NV (a)(b)	7,776	146,578
Unilife Corp. (a)	44,337	96,655
Utah Medical Products, Inc.	1,573	76,715
Vascular Solutions, Inc. (a)	7,983	129,484
Volcano Corp. (a)	26,151	582,121
West Pharmaceutical Services, Inc.	16,622	1,079,433
Wright Medical Group, Inc. (a)	21,519	512,367

		15,268,665

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	14

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical Equipment — 1.0%
Abaxis, Inc.	10,649	$503,911
Accuray, Inc. (a)	35,043	162,599
Affymetrix, Inc. (a)	34,654	163,567
Analogic Corp.	6,012	475,068
ArthroCare Corp. (a)	13,562	471,415
Cyberonics, Inc. (a)	13,525	633,105
Cynosure, Inc., Class A (a)	6,047	158,250
DexCom, Inc. (a)(b)	33,672	562,996
EnteroMedics, Inc. (a)	17,618	17,618
Fluidigm Corp. (a)	11,894	220,158
Greatbatch, Inc. (a)	11,573	345,685
Haemonetics Corp. (a)	24,855	1,035,459
LipoScience, Inc. (a)	2,754	28,944
Luminex Corp. (a)	20,425	337,421
Masimo Corp.	24,496	480,611
Merge Healthcare, Inc. (a)	29,158	84,267
Natus Medical, Inc. (a)	14,499	194,867
NxStage Medical, Inc. (a)	25,440	286,963
Palomar Medical Technologies, Inc. (a)	9,595	129,437
Solta Medical, Inc. (a)	33,868	74,510
Spectranetic Corp. (a)	16,864	312,490
Zeltiq Aesthetics, Inc. (a)	8,363	31,947

		6,711,288

Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)(b)	12,073	313,657
Parexel International Corp. (a)(b)	29,387	1,161,080

		1,474,737

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	4,213	79,668
Compx International, Inc.	465	5,892
Dynamic Materials Corp.	6,598	114,805
The Eastern Co.	3,030	53,146
Haynes International, Inc.	6,023	333,072
Kaydon Corp.	15,771	403,422
L.B. Foster Co., Class A	4,465	197,755
Metals USA Holdings Corp.	5,706	117,829
Mueller Industries, Inc.	9,714	517,659
Mueller Water Products, Inc., Series A	77,179	457,672
NN, Inc. (a)	8,405	79,511
Northwest Pipe Co. (a)	4,575	128,009
RBC Bearings, Inc. (a)	10,865	549,334
Rexnord Corp. (a)	14,127	299,916
RTI International Metals, Inc. (a)	14,884	471,674
Worthington Industries, Inc.	25,681	795,597

		4,604,961

Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	12,364	373,269
General Moly, Inc. (a)	33,193	73,357
Globe Specialty Metals, Inc.	30,153	419,730
Hecla Mining Co.	140,119	553,470
Materion Corp.	10,014	285,399

Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
McEwen Mining, Inc. (a)	106,520	$304,647
Minerals Technologies, Inc.	17,398	722,191
Oil-Dri Corp. of America	2,454	66,822
Paramount Gold and Silver Corp. (a)	64,324	143,443
SunCoke Energy, Inc. (a)	34,344	560,838
United States Lime & Minerals, Inc. (a)	818	43,509
Uranerz Energy Corp. (a)(b)	33,191	42,153
US Antimony Corp. (a)	27,128	46,931
US Silica Holdings, Inc.	5,840	137,707

		3,773,466

Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc.	11,280	638,335

Office Supplies & Equipment — 0.7%
ACCO Brands Corp. (a)	55,537	370,987
AT Cross Co., Class A (a)	4,686	64,526
Electronics for Imaging, Inc. (a)	22,783	577,777
Herman Miller, Inc.	28,583	790,892
HNI Corp.	22,382	794,337
Kimball International, Inc., Class B	16,002	144,978
Knoll, Inc.	23,559	427,125
Steelcase, Inc., Class A	37,428	551,314
United Stationers, Inc.	19,951	771,106

		4,493,042

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)(b)	77,870	577,795
Vantage Drilling Co. (a)	93,878	164,287

		742,082

Oil Well Equipment & Services — 1.5%
Basic Energy Services, Inc. (a)	15,274	208,796
Bolt Technology Corp.	4,172	72,843
Cal Dive International, Inc. (a)	47,863	86,153
Dawson Geophysical Co. (a)	3,905	117,150
Dril-Quip, Inc. (a)(b)	19,711	1,718,208
Edgen Group, Inc. (a)	7,281	52,642
Exterran Holdings, Inc. (a)	31,811	858,897
Flotek Industries, Inc. (a)	24,343	398,008
Forbes Energy Services Ltd. (a)	7,102	26,135
Forum Energy Technologies, Inc. (a)	11,680	335,917
Global Geophysical Services, Inc. (a)	9,293	22,768
Gulf Island Fabrication, Inc.	7,032	148,094
Helix Energy Solutions Group, Inc. (a)	51,876	1,186,923
Hornbeck Offshore Services, Inc. (a)(b)	17,350	806,081
ION Geophysical Corp. (a)	64,873	441,785
Key Energy Services, Inc. (a)	74,280	600,183
Lufkin Industries, Inc.	16,488	1,094,638
Matrix Service Co. (a)	12,717	189,483

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
Mitcham Industries, Inc. (a)	6,262	$105,953
Natural Gas Services Group, Inc. (a)	6,039	116,311
Newpark Resources, Inc. (a)	44,158	409,786
Parker Drilling Co. (a)	57,758	247,204
RigNet, Inc. (a)	5,962	148,692
Tesco Corp. (a)	14,867	199,069
Tetra Technologies, Inc. (a)	38,115	391,060
TGC Industries, Inc.	7,230	71,577
Willbros Group, Inc. (a)	19,145	188,004

		10,242,360

Oil, Gas & Consumable Fuels — 0.1%
Emerald Oil, Inc. (a)	7,969	56,102
EPL Oil & Gas, Inc. (a)	13,614	364,991

		421,093

Oil: Crude Producers — 2.6%
Abraxas Petroleum Corp. (a)	40,764	94,165
Apco Oil and Gas International, Inc.	4,529	56,160
Approach Resources, Inc. (a)	16,325	401,758
Berry Petroleum Co., Class A	25,724	1,190,764
Bill Barrett Corp. (a)	23,656	479,507
Bonanza Creek Energy, Inc. (a)	4,890	189,096
BPZ Resources, Inc. (a)	51,512	116,932
Callon Petroleum Co. (a)	19,584	72,461
Carrizo Oil & Gas, Inc. (a)	19,416	500,350
Ceres, Inc. (a)	3,130	10,892
Clayton Williams Energy, Inc. (a)	2,868	125,418
Comstock Resources, Inc. (a)(b)	23,639	384,134
Contango Oil & Gas Co.	6,235	249,961
Crimson Exploration, Inc. (a)	10,456	29,904
Diamondback Energy, Inc. (a)	7,038	188,900
Endeavour International Corp. (a)	23,189	68,408
Energy XXI Bermuda Ltd.	38,696	1,053,305
Evolution Petroleum Corp. (a)(b)	8,053	81,738
Forest Oil Corp. (a)(b)	57,959	304,864
FX Energy, Inc. (a)	26,121	87,767
Gastar Exploration Ltd. (a)	28,956	50,963
Goodrich Petroleum Corp. (a)	12,863	201,306
Gulfport Energy Corp. (a)(b)	37,403	1,714,179
Halcon Resources Corp. (a)	54,739	426,417
Harvest Natural Resources, Inc. (a)	19,452	68,277
Isramco, Inc. (a)	501	49,669
Kodiak Oil & Gas Corp. (a)	129,458	1,176,773
Magnum Hunter Resources Corp. (a)(b)	72,517	290,793
McMoRan Exploration Co. (a)	49,868	815,342
Midstates Petroleum Co., Inc. (a)	11,834	101,181
Northern Oil and Gas, Inc. (a)	31,186	448,455
Oasis Petroleum, Inc. (a)(b)	39,201	1,492,382
Panhandle Oil & Gas, Inc.	3,362	96,321
PDC Energy, Inc. (a)	14,695	728,431
Penn Virginia Corp.	27,102	109,492
Petroquest Energy, Inc. (a)(b)	28,029	124,449
Quicksilver Resources, Inc. (a)	57,492	129,357

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Resolute Energy Corp. (a)	23,582	$271,429
Rex Energy Corp. (a)	21,171	348,898
Rosetta Resources, Inc. (a)	25,949	1,234,653
Sanchez Energy Corp. (a)(b)	5,652	112,588
Saratoga Resources, Inc. (a)	9,520	25,323
Stone Energy Corp. (a)	24,300	528,525
Swift Energy Co. (a)	21,064	311,958
Synergy Resources Corp. (a)	19,346	132,714
Triangle Petroleum Corp. (a)(b)	21,705	143,253
Vaalco Energy, Inc. (a)	28,394	215,510
W&T Offshore, Inc.	17,079	242,522
Warren Resources, Inc. (a)	34,969	112,250
ZaZa Energy Corp. (a)	12,336	22,328

		17,412,222

Oil: Integrated — 0.1%
Targa Resources, Inc.	14,199	964,964

Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	1,128	57,528
Alon USA Energy, Inc.	5,476	104,318
Arabian American Development Co. (a)	10,217	86,129
Clean Energy Fuels Corp. (a)(b)	32,786	426,218
CVR Energy, Inc.	8,242	425,452
Delek US Holdings, Inc.	8,508	335,726
Miller Energy Resources, Inc. (a)	15,433	57,256
Renewable Energy Group, Inc. (a)	3,953	30,399
Western Refining, Inc.	28,325	1,002,988

		2,526,014

Paints & Coatings — 0.2%
Chase Corp.	3,101	59,911
Ferro Corp. (a)	42,650	287,888
H.B. Fuller Co.	24,502	957,538

		1,305,337

Paper — 0.6%
Boise, Inc.	49,424	428,012
Buckeye Technologies, Inc.	19,372	580,191
Clearwater Paper Corp. (a)	11,470	604,354
Kapstone Paper and Packaging Corp.	19,838	551,496
Neenah Paper, Inc.	7,753	238,482
P.H. Glatfelter Co.	20,994	490,840
Resolute Forest Products (a)	39,696	642,281
Schweitzer-Mauduit International, Inc.	15,335	593,925
Wausau Paper Corp.	21,629	233,161

		4,362,742

Personal Care — 0.1%
Female Health Co.	9,551	69,149
Orchids Paper Products Co.	2,807	65,487
PhotoMedex, Inc. (a)	6,371	102,510
USANA Health Sciences, Inc. (a)(b)	2,689	129,959

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	16

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Care (concluded)
WD-40 Co.	7,813	$427,918

		795,023

Pharmaceuticals — 2.0%
Achillion Pharmaceuticals, Inc. (a)	35,574	310,917
Acura Pharmaceuticals, Inc. (a)	5,863	12,488
Akorn, Inc. (a)	27,903	385,898
Ampio Pharmaceuticals, Inc. (a)(b)	12,685	57,970
Anacor Pharmaceuticals, Inc. (a)	7,926	51,202
Auxilium Pharmaceuticals, Inc. (a)	23,758	410,538
Avanir Pharmaceuticals, Inc. (a)	66,605	182,498
BioCryst Pharmaceuticals, Inc. (a)	24,365	28,994
Biospecifics Technologies (a)	2,295	39,130
Cadence Pharmaceuticals, Inc. (a)	29,493	197,308
Cambrex Corp. (a)	14,645	187,310
Cempra, Inc. (a)	2,014	13,595
Corcept Therapeutics, Inc. (a)	24,630	49,260
Cumberland Pharmaceuticals, Inc. (a)	5,860	29,183
Depomed, Inc. (a)	27,507	161,466
Endocyte, Inc. (a)	14,647	182,355
Hi-Tech Pharmacal Co., Inc.	5,237	173,397
Impax Laboratories, Inc. (a)	32,866	507,451
Infinity Pharmaceuticals, Inc. (a)	14,627	708,971
Ironwood Pharmaceuticals, Inc. (a)(b)	36,871	674,371
Isis Pharmaceuticals, Inc. (a)(b)	49,175	833,025
Jazz Pharmaceuticals Plc (a)	20,394	1,140,229
Lannett Co., Inc. (a)	7,896	79,829
The Medicines Co. (a)(b)	27,060	904,345
Obagi Medical Products, Inc. (a)	8,551	168,882
Optimer Pharmaceuticals, Inc. (a)	23,100	274,890
Pacira Pharmaceuticals, Inc. (a)	9,077	261,962
Pain Therapeutics, Inc. (a)	18,587	63,753
Pernix Therapeutics Holdings, Inc. (a)	4,668	23,153
Pharmacyclics, Inc. (a)	26,708	2,147,590
Pozen, Inc. (a)	13,057	68,810
Prestige Brands Holdings, Inc. (a)	24,675	633,901
Questcor Pharmaceuticals, Inc. (b)	26,430	860,032
Sagent Pharmaceuticals, Inc. (a)	4,616	81,011
Santarus, Inc. (a)	26,877	465,778
Sciclone Pharmaceuticals, Inc. (a)	28,094	129,232
SIGA Technologies, Inc. (a)(b)	17,167	61,458
Spectrum Pharmaceuticals, Inc.	29,394	219,279
Supernus Pharmaceuticals, Inc. (a)	2,025	11,381
Vical, Inc. (a)	37,225	148,156
Vivus, Inc. (a)(b)	49,033	539,363
Xenoport, Inc. (a)(b)	21,061	150,586
Zogenix, Inc. (a)	27,433	49,379

		13,680,326

Plastics — 0.1%
A. Schulman, Inc.	14,484	457,115

Common Stocks	Shares	Value
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	19,493	$356,722
Generac Holdings, Inc.	12,170	430,088
Global Power Equipment Group, Inc.	8,389	147,814
Maxwell Technologies, Inc. (a)(b)	14,384	77,530
Powell Industries, Inc. (a)	4,397	231,150
Power-One, Inc. (a)	33,206	137,805
Vicor Corp. (a)	9,270	46,072

		1,427,181

Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)(b)	16,556	39,403
Horsehead Holding Corp. (a)(b)	21,464	233,528
Stillwater Mining Co. (a)	56,923	736,015

		1,008,946

Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	18,336	80,128
Cenveo, Inc. (a)	26,539	57,059
VistaPrint NV (a)	16,753	647,671

		784,858

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	24,090	322,324
Park-Ohio Holdings Corp. (a)	4,246	140,670

		462,994

Production Technology Equipment — 1.3%
ATMI, Inc. (a)(b)	15,628	350,536
Axcelis Technologies, Inc. (a)	53,748	67,185
Brooks Automation, Inc.	32,618	332,051
Cognex Corp.	21,019	885,951
Cohu, Inc.	12,017	112,479
Cymer, Inc. (a)	15,183	1,459,086
Electro Scientific Industries, Inc.	11,175	123,484
Entegris, Inc. (a)	67,399	664,554
FEI Co.	18,609	1,201,211
GSI Group, Inc. (a)	14,396	122,798
Intevac, Inc. (a)	11,036	52,090
LTX-Credence Corp. (a)	24,200	146,168
Mattson Technology, Inc. (a)	29,337	40,485
MKS Instruments, Inc.	25,768	700,890
Nanometrics, Inc. (a)	11,567	166,912
Photronics, Inc. (a)(b)	29,671	198,202
Rudolph Technologies, Inc. (a)(b)	15,864	186,878
Tessera Technologies, Inc.	25,463	477,431
Ultra Clean Holdings, Inc. (a)	13,738	89,297
Ultratech, Inc. (a)	12,853	508,079
Veeco Instruments, Inc. (a)	19,080	731,337

		8,617,104

Publishing — 0.3%
Courier Corp.	4,720	68,015
Daily Journal Corp. (a)	448	49,728
The Dolan Co. (a)	14,640	34,990

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Publishing (concluded)
Journal Communications, Inc., Class A (a)	19,893	$133,681
Martha Stewart Living Omnimedia, Inc., Class A (a)	13,953	36,836
McClatchy Co., Class A (a)	28,746	83,363
Meredith Corp.	17,831	682,214
The New York Times Co., Class A (a)	66,919	655,806
Scholastic Corp.	12,689	338,162
Value Line, Inc.	607	5,718

		2,088,513

Radio & TV Broadcasters — 0.2%
Beasley Broadcasting Group, Inc., Class A	1,845	10,886
Central European Media Enterprises Ltd. (a)	18,116	76,450
Crown Media Holdings, Inc., Class A (a)	16,840	34,522
Cumulus Media, Inc., Class A (a)	30,139	101,568
Entercom Communications Corp. (a)	12,040	89,578
Entravision Communications Corp., Class A	24,913	79,472
Fisher Communications, Inc.	4,351	170,733
Lin TV Corp., Class A (a)	15,131	166,290
Nexstar Broadcasting Group, Inc., Class A	5,629	101,322
Outdoor Channel Holdings, Inc.	7,087	63,216
Saga Communications, Inc.	2,294	106,120
Salem Communications Corp., Class A	5,006	39,698
Sinclair Broadcast Group, Inc., Class A	24,771	501,365

		1,541,220

Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,655	217,575
Freightcar America, Inc.	5,887	128,454
Greenbrier Cos., Inc. (a)(b)	11,278	256,123

		602,152

Railroads — 0.3%
Genesee & Wyoming, Inc., Class A (a)(b)	21,764	2,026,446

Real Estate — 0.2%
AV Homes, Inc. (a)	4,935	65,783
Consolidated-Tomoka Land Co.	2,113	82,935
Forestar Group, Inc. (a)	17,060	372,932
Griffin Land & Nurseries, Inc.	1,365	41,018
HFF, Inc., Class A	16,183	322,527
Kennedy-Wilson Holdings, Inc.	24,080	373,481
Market Leader, Inc. (a)	10,923	97,870
Tejon Ranch Co. (a)	6,538	194,702

Common Stocks	Shares	Value
Real Estate (concluded)
Thomas Properties Group, Inc.	16,012	$82,142

		1,633,390

Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust (b)	25,994	721,853
AG Mortgage Investment Trust, Inc.	13,363	340,356
Agree Realty Corp.	6,460	194,446
Alexander’s, Inc.	1,006	331,668
American Assets Trust, Inc.	16,153	517,058
American Capital Mortgage Investment Corp.	29,303	757,483
AmREIT, Inc., Class B	1,913	37,227
Anworth Mortgage Asset Corp.	68,124	431,225
Apollo Commercial Real Estate Finance, Inc.	14,749	259,435
Ares Commercial Real Estate Corp.	3,829	64,787
ARMOUR Residential REIT, Inc.	184,309	1,203,538
Ashford Hospitality Trust, Inc. (b)	26,289	324,932
Associated Estates Realty Corp.	24,393	454,686
Campus Crest Communities, Inc.	31,514	438,045
CapLease, Inc.	37,361	237,990
Capstead Mortgage Corp.	48,576	622,744
Cedar Realty Trust, Inc.	29,609	180,911
Chatham Lodging Trust	8,552	150,601
Chesapeake Lodging Trust	23,854	547,211
Colonial Properties Trust	43,220	977,204
Colony Financial, Inc.	31,713	704,029
Coresite Realty Corp.	10,104	353,438
Cousins Properties, Inc.	45,170	482,867
CreXus Investment Corp.	33,105	431,027
CubeSmart	65,523	1,035,263
CyrusOne, Inc.	9,162	209,260
CYS Investments, Inc.	86,350	1,013,749
DCT Industrial Trust, Inc. (b)	134,760	997,224
DiamondRock Hospitality Co.	92,507	861,240
DuPont Fabros Technology, Inc. (b)	30,176	732,372
Dynex Capital Corp.	26,443	282,411
Eastgroup Properties, Inc. (b)	14,660	853,212
Education Realty Trust, Inc.	55,680	586,310
EPR Properties (b)	22,964	1,195,276
Equity One, Inc. (b)	26,949	645,968
Excel Trust, Inc.	21,816	297,788
FelCor Lodging Trust, Inc. (a)	61,123	363,682
First Industrial Realty Trust, Inc. (b)	52,604	901,107
First Potomac Realty Trust	25,056	371,580
Franklin Street Properties Corp. (b)	35,716	522,168
Getty Realty Corp.	12,598	254,606
Gladstone Commercial Corp.	5,199	101,225
Glimcher Realty Trust (b)	68,634	796,154
Government Properties Income Trust	21,177	544,884
Gramercy Capital Corp. (a)	22,490	117,173
Gyrodyne Co. of America, Inc.	538	39,548
Healthcare Realty Trust, Inc. (b)	42,874	1,217,193
Hersha Hospitality Trust	84,801	495,238

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	18

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc. (b)	38,609	$1,527,758
Hudson Pacific Properties, Inc.	21,073	458,338
Inland Real Estate Corp. (b)	37,803	381,432
InvesCo. Mortgage Capital, Inc.	65,728	1,405,922
Investors Real Estate Trust	44,652	440,715
iStar Financial, Inc. (a)(b)	41,493	451,859
JAVELIN Mortgage Investment Corp.	3,503	68,834
Kite Realty Group Trust	32,310	217,769
KYTHERA Biopharmaceuticals, Inc. (a)	2,498	60,851
LaSalle Hotel Properties (b)	46,957	1,191,769
Lexington Realty Trust	74,724	881,743
LTC Properties, Inc.	14,930	608,099
Medical Properties Trust, Inc. (b)	73,421	1,177,673
Monmouth Real Estate Investment Corp., Class A	19,733	220,023
National Health Investors, Inc. (b)	12,011	786,120
New York Mortgage Trust, Inc. (b)	24,690	186,163
NorthStar Realty Finance Corp.	95,342	903,842
Omega Healthcare Investors, Inc.	55,113	1,673,231
One Liberty Properties, Inc.	5,634	122,370
Parkway Properties, Inc.	12,846	238,293
Pebblebrook Hotel Trust	29,812	768,851
Pennsylvania Real Estate Investment Trust (b)	27,490	533,031
PennyMac Mortgage Investment Trust (d)	28,588	740,143
Potlatch Corp.	19,819	908,899
PS Business Parks, Inc. (b)	8,984	709,017
RAIT Financial Trust	29,772	237,283
Ramco-Gershenson Properties Trust	29,051	488,057
Redwood Trust, Inc. (b)	38,832	900,126
Resource Capital Corp.	52,593	347,640
Retail Opportunity Investments Corp.	28,229	395,488
RLJ Lodging Trust	59,892	1,363,142
Rouse Properties, Inc.	10,850	196,385
Sabra Healthcare REIT, Inc.	18,184	527,518
Saul Centers, Inc.	3,600	157,464
Select Income REIT	5,670	149,971
Silver Bay Realty Trust Corp.	14,777	305,894
Sovran Self Storage, Inc.	14,903	961,094
Spirit Realty Capital, Inc.	16,342	310,498
STAG Industrial, Inc.	18,000	382,860
Starwood Property Trust, Inc.	66,564	1,847,817
Strategic Hotel Capital, Inc. (a)	89,023	743,342
Summit Hotel Properties, Inc.	27,533	288,271
Sun Communities, Inc.	17,474	861,992
Sunstone Hotel Investors, Inc. (a)	79,683	980,898
Terreno Realty Corp.	9,288	166,998
Two Harbors Investment Corp.	175,713	2,215,741
UMH Properties, Inc.	6,661	68,408

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Universal Health Realty Income Trust	5,704	$329,178
Urstadt Biddle Properties, Inc., Class A	12,116	263,644
Walter Investment Management Corp. (a)	17,554	653,886
Washington Real Estate Investment Trust	32,605	907,723
Western Asset Mortgage Capital Corp.	9,250	214,970
Whitestone REIT	6,760	102,346
Winthrop Realty Trust	14,305	179,957
ZAIS Financial Corp. (a)	2,535	52,297

		58,463,025

Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc. (a)	6,215	271,595
Brunswick Corp.	43,869	1,501,197
Drew Industries, Inc.	9,462	343,565
Marine Products Corp.	5,046	37,139
Winnebago Industries, Inc. (a)(b)	14,375	296,700

		2,450,196

Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc.	4,252	737,892
Avis Budget Group, Inc. (a)	52,119	1,450,472
Rent-A-Center, Inc.	29,113	1,075,434

		3,263,798

Restaurants — 1.7%
AFC Enterprises, Inc. (a)	11,939	433,744
Biglari Holdings, Inc. (a)	588	219,436
BJ’s Restaurants, Inc. (a)(b)	12,043	400,791
Bob Evans Farms, Inc.	14,285	608,827
Bravo Brio Restaurant Group, Inc. (a)	9,599	151,952
Buffalo Wild Wings, Inc. (a)	9,119	798,186
Carrols Restaurant Group, Inc. (a)	7,475	38,795
CEC Entertainment, Inc.	8,970	293,768
The Cheesecake Factory, Inc.	26,517	1,023,821
Cracker Barrel Old Country Store, Inc.	9,441	763,305
Denny’s Corp. (a)	47,230	272,517
DineEquity, Inc.	7,505	516,269
Domino’s Pizza, Inc.	28,422	1,462,028
Einstein Noah Restaurant Group, Inc.	3,092	45,854
Ellie Mae, Inc. (a)	12,407	298,388
Fiesta Restaurant Group, Inc. (a)	7,954	211,338
Frisch’s Restaurants, Inc.	1,460	26,192
Ignite Restaurant Group, Inc. (a)	3,276	48,092
Jack in the Box, Inc. (a)	21,668	749,496
Jamba, Inc. (a)	40,163	114,465
Krispy Kreme Doughnuts, Inc. (a)	29,162	421,099
Luby’s, Inc. (a)	9,765	73,042
Nathan’s Famous, Inc. (a)	1,311	55,390

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Restaurants (concluded)
Papa John’s International, Inc. (a)	8,290	$512,488
Red Robin Gourmet Burgers, Inc. (a)	7,214	328,958
Ruby Tuesday, Inc. (a)	31,389	231,337
Ruth’s Hospitality Group, Inc. (a)	17,442	166,397
Sonic Corp. (a)(b)	27,831	358,463
Texas Roadhouse, Inc., Class A	30,680	619,429

		11,243,867

Scientific Instruments: Control & Filter — 0.6%
Brady Corp.	24,069	807,034
CIRCOR International, Inc.	8,526	362,355
Energy Recovery, Inc. (a)	21,680	80,216
ESCO Technologies, Inc.	13,108	535,593
The Gorman-Rupp Co.	7,441	223,602
Mine Safety Appliances Co.	13,557	672,698
PMFG, Inc. (a)	10,237	63,162
Sun Hydraulics, Inc.	10,169	330,594
Thermon Group Holdings, Inc. (a)	7,240	160,801
Watts Water Technologies, Inc., Class A	13,799	662,214

		3,898,269

Scientific Instruments: Electrical — 0.8%
A.O. Smith Corp.	19,135	1,407,762
American Superconductor Corp. (a)	19,530	51,950
AZZ, Inc.	12,409	598,114
Coleman Cable, Inc.	4,092	61,380
EnerSys (a)	23,538	1,072,862
Franklin Electric Co., Inc.	22,982	771,506
Houston Wire & Cable Co.	8,697	112,626
Littelfuse, Inc.	10,625	720,906
Preformed Line Products Co.	1,128	78,926
Taser International, Inc. (a)(b)	25,349	201,524

		5,077,556

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	7,146	382,454
Faro Technologies, Inc. (a)	8,313	360,701
Measurement Specialties, Inc. (a)	7,399	294,258
Mesa Laboratories, Inc.	1,249	66,185
Vishay Precision Group, Inc. (a)	5,919	86,950
Zygo Corp. (a)	7,970	118,036

		1,308,584

Scientific Instruments: Pollution Control — 0.3%
ADA-ES, Inc. (a)	4,403	116,988
Ceco Environmental Corp.	3,486	45,074
Darling International, Inc. (a)	57,754	1,037,262
EnergySolutions, Inc. (a)	38,954	146,077
Heritage-Crystal Clean, Inc. (a)	3,711	56,036
Met-Pro Corp.	7,228	74,665
Metalico, Inc. (a)	19,391	31,413
Team, Inc. (a)	9,773	401,377
TRC Cos., Inc. (a)	7,542	48,646

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control (concluded)
US Ecology, Inc.	9,001	$238,977

		2,196,515

Securities Brokerage & Services — 0.3%
BGC Partners, Inc.	48,660	202,426
FXCM, Inc.	11,620	158,962
Gain Capital Holdings, Inc.	7,748	34,556
GFI Group, Inc.	34,109	113,924
Gladstone Investment Corp.	12,811	93,648
International FCStone, Inc. (a)(b)	6,667	116,072
Investment Technology Group, Inc. (a)	19,120	211,085
Knight Capital Group, Inc., Class A (a)	89,295	332,177
Ladenburg Thalmann Financial Services, Inc. (a)	50,235	83,390
MarketAxess Holdings, Inc.	17,946	669,386
SWS Group, Inc. (a)	14,276	86,370

		2,101,996

Semiconductors & Components — 2.1%
Aeroflex Holding Corp. (a)	9,746	76,604
Alpha & Omega Semiconductor Ltd. (a)	8,309	73,784
Amkor Technology, Inc. (a)	36,318	145,272
Anadigics, Inc. (a)	39,967	79,934
Applied Micro Circuits Corp. (a)	32,122	238,345
Audience, Inc. (a)	2,947	44,942
AXT, Inc. (a)	16,001	47,043
Cavium, Inc. (a)	24,413	947,469
Ceva, Inc. (a)	11,367	177,325
Cirrus Logic, Inc. (a)	31,702	721,220
Diodes, Inc. (a)	17,428	365,639
DSP Group, Inc. (a)	10,738	86,656
Entropic Communications, Inc. (a)	43,191	175,787
Exar Corp. (a)	18,203	191,132
Formfactor, Inc. (a)	24,156	113,533
GT Advanced Technologies, Inc. (a)	58,485	192,416
Hittite Microwave Corp. (a)	15,437	934,865
Inphi Corp. (a)(b)	11,557	120,771
Integrated Device Technology, Inc. (a)	69,841	521,712
Integrated Silicon Solutions, Inc. (a)	13,432	123,171
Intermolecular, Inc. (a)	6,819	69,554
International Rectifier Corp. (a)	33,960	718,254
Intersil Corp., Class A	62,616	545,385
IXYS Corp.	12,049	115,550
Kopin Corp. (a)	32,975	122,008
Lattice Semiconductor Corp. (a)	57,986	316,024
M/A-COM Technology Solutions Holdings, Inc. (a)	2,945	47,326
MaxLinear, Inc., Class A (a)	10,743	66,607
MEMC Electronic Materials, Inc. (a)(b)	113,571	499,712
Micrel, Inc.	23,824	250,390

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	20

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Microsemi Corp. (a)	43,535	$1,008,706
Mindspeed Technologies, Inc. (a)	17,977	59,863
Monolithic Power Systems, Inc.	15,723	383,170
MoSys, Inc. (a)	16,693	78,624
Omnivision Technologies, Inc. (a)(b)	25,743	354,739
Pericom Semiconductor Corp. (a)	11,620	79,132
PLX Technology, Inc. (a)	22,227	101,355
Power Integrations, Inc.	13,926	604,528
QuickLogic Corp. (a)(b)	21,617	53,178
Rambus, Inc. (a)	54,225	304,202
RF Micro Devices, Inc. (a)(b)	136,691	727,196
Rubicon Technology, Inc. (a)	8,308	54,833
Semtech Corp. (a)	32,124	1,136,868
Sigma Designs, Inc. (a)	16,168	78,738
Silicon Image, Inc. (a)	37,998	184,670
Spansion, Inc., Class A (a)	23,626	304,067
Supertex, Inc.	5,040	111,938
TriQuint Semiconductor, Inc. (a)(b)	82,868	418,483
Volterra Semiconductor Corp. (a)	12,449	176,776

		14,349,496

Semiconductors & Semiconductor Equipment — 0.0%
Ambarella, Inc. (a)	2,908	45,539

Shipping — 0.3%
Frontline Ltd. (a)(b)	25,565	59,822
GasLog Ltd.	12,109	155,722
Genco Shipping & Trading Ltd. (a)	15,637	45,034
Gulfmark Offshore, Inc., Class A (b)	13,154	512,480
International Shipholding Corp.	2,638	48,012
Knightsbridge Tankers Ltd.	12,023	98,588
Nordic American Tankers Ltd. (b)	26,047	300,843
Rand Logistics, Inc. (a)	8,542	52,320
Scorpio Tankers, Inc. (a)	53,326	475,668
Ship Finance International Ltd.	23,939	422,284
Teekay Tankers Ltd., Class A	31,024	88,418

		2,259,191

Software — 0.1%
Comverse, Inc. (a)	10,740	301,150
Exa Corp. (a)	3,030	28,846
FleetMatics Group Plc (a)	4,421	107,209
Qualys, Inc. (a)	4,310	53,185
Trulia, Inc. (a)	3,880	121,754

		612,144

Specialty Retail — 3.3%
1-800-FLOWERS.COM, Inc., Class A (a)	12,821	63,720
America’s Car-Mart, Inc. (a)(b)	3,916	183,034
ANN, Inc. (a)	23,990	696,190
Asbury Automotive Group, Inc. (a)(b)	13,662	501,259
Aéropostale, Inc. (a)	39,985	543,796
Barnes & Noble, Inc. (a)(b)	13,935	229,231

Common Stocks	Shares	Value
Specialty Retail (continued)
bebe Stores, Inc.	18,045	$75,248
Big 5 Sporting Goods Corp.	8,166	127,471
Blue Nile, Inc. (a)	6,093	209,904
Body Central Corp. (a)	7,919	74,439
Brown Shoe Co., Inc.	21,071	337,136
The Buckle, Inc. (b)	13,625	635,606
Cabela’s, Inc., Class A (a)(b)	22,900	1,391,862
CafePress, Inc. (a)	2,353	14,142
The Cato Corp., Class A	13,420	323,959
The Children’s Place Retail Stores, Inc. (a)	11,901	533,403
Citi Trends, Inc. (a)	7,285	74,526
Conn’s, Inc. (a)	8,281	297,288
Destination Maternity Corp.	6,533	152,872
Destination XL Group, Inc. (a)	20,472	104,202
Express, Inc. (a)	43,942	782,607
The Finish Line, Inc., Class A	24,958	488,927
Five Below, Inc. (a)	5,430	205,743
Francesca’s Holdings Corp. (a)(b)	17,078	489,455
Genesco, Inc. (a)	12,011	721,741
Group 1 Automotive, Inc.	11,254	676,028
Haverty Furniture Cos., Inc.	9,399	193,243
hhgregg, Inc. (a)	7,085	78,289
Hibbett Sports, Inc. (a)(b)	12,936	727,909
Hot Topic, Inc.	20,727	287,691
Jos. A. Bank Clothiers, Inc. (a)	13,641	544,276
Lithia Motors, Inc., Class A	10,655	505,899
Lumber Liquidators Holdings, Inc. (a)	13,538	950,638
MarineMax, Inc. (a)(b)	10,029	136,294
Mattress Firm Holding Corp. (a)	5,399	186,481
The Men’s Wearhouse, Inc.	25,007	835,734
Monro Muffler, Inc.	15,169	602,361
New York & Co. (a)	13,555	55,440
Office Depot, Inc. (a)	139,599	548,624
OfficeMax, Inc.	42,589	494,458
Orchard Supply Hardware Stores Corp., Class A (a)(b)	785	3,109
Penske Automotive Group, Inc.	20,816	694,422
The Pep Boys - Manny, Moe & Jack (a)	25,978	306,281
Perfumania Holdings, Inc. (a)	2,591	14,924
Pier 1 Imports, Inc.	47,722	1,097,606
RadioShack Corp. (b)	49,067	164,865
Regis Corp.	28,271	514,249
Restoration Hardware Holdings, Inc. (a)	2,723	95,305
Rue21, Inc. (a)	7,544	221,718
Shoe Carnival, Inc.	6,924	141,527
Shutterfly, Inc. (a)(b)	17,578	776,420
Sonic Automotive, Inc.	20,974	464,784
Stage Stores, Inc.	15,070	390,012
Stamps.com, Inc. (a)	6,574	164,153
Stein Mart, Inc.	13,442	112,644
Systemax, Inc.	5,373	53,193

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Tilly’s, Inc., Class A (a)	4,546	$57,825
Vitamin Shoppe, Inc. (a)	14,464	706,566
The Wet Seal, Inc., Class A (a)	44,237	133,596
Zumiez, Inc. (a)	10,756	246,312

		22,440,637

Steel — 0.1%
AK Steel Holding Corp.	67,040	221,902
Carbonite, Inc. (a)	5,506	60,291
Handy & Harman Ltd. (a)	2,533	38,983
Olympic Steel, Inc.	4,456	106,498
Schnitzer Steel Industries, Inc., Class A	12,377	329,971
Shiloh Industries, Inc.	2,791	30,059
TMS International Corp. (a)	6,233	82,276
Universal Stainless & Alloy Products, Inc. (a)	3,319	120,646

		990,626

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	13,557	162,006

Technology: Miscellaneous — 0.2%
Acorn Energy, Inc. (b)	8,808	64,739
Benchmark Electronics, Inc. (a)	28,244	508,957
CTS Corp.	16,682	174,160
Fabrinet (a)	10,808	157,905
Key Tronic Corp. (a)	5,115	58,618
Pendrell Corp. (a)	76,913	127,675
Plexus Corp. (a)	17,142	416,722
Vocus, Inc. (a)	10,174	143,962

		1,652,738

Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	55,494	952,832
CalAmp Corp. (a)	17,335	190,165
Symmetricom, Inc. (a)	20,426	92,734
Tessco Technologies, Inc.	2,621	56,719
Ubiquiti Networks, Inc.	4,906	67,310
Vocera Communications, Inc. (a)	3,489	80,247

		1,440,007

Textile Products — 0.1%
Culp, Inc.	4,273	67,983
Interface, Inc.	28,749	552,556
Unifi, Inc. (a)	6,925	132,268

		752,807

Textiles Apparel & Shoes — 1.2%
Cherokee, Inc.	4,084	55,951
Columbia Sportswear Co. (b)	5,989	346,643
Crocs, Inc. (a)	44,152	654,333
Delta Apparel, Inc. (a)	3,348	55,142
Fifth & Pacific Cos., Inc. (a)(b)	58,862	1,111,315
G-III Apparel Group Ltd. (a)	8,130	326,094
Iconix Brand Group, Inc. (a)	31,782	822,200
The Jones Group, Inc.	40,333	513,036

Common Stocks	Shares	Value
Textiles Apparel & Shoes (concluded)
K-Swiss, Inc., Class A (a)	12,916	$61,222
Maidenform Brands, Inc. (a)	11,536	202,226
Oxford Industries, Inc.	6,884	365,540
Perry Ellis International, Inc.	5,812	105,720
Quiksilver, Inc. (a)(b)	64,194	389,658
R.G. Barry Corp.	4,171	55,850
Skechers U.S.A., Inc., Class A (a)	18,606	393,517
Steven Madden Ltd. (a)	19,244	830,186
True Religion Apparel, Inc.	12,664	330,657
Tumi Holdings, Inc. (a)(b)	10,566	221,252
Vera Bradley, Inc. (a)(b)	9,875	233,346
Weyco Group, Inc.	3,152	77,256
Wolverine World Wide, Inc.	23,885	1,059,777

		8,210,921

Tobacco — 0.2%
Alliance One International, Inc. (a)	42,657	165,936
Star Scientific, Inc. (a)(b)	72,345	120,093
Universal Corp.	11,429	640,481
Vector Group Ltd.	27,279	439,737

		1,366,247

Toys — 0.1%
Jakks Pacific, Inc.	10,721	112,463
Leapfrog Enterprises, Inc. (a)	25,076	214,651

		327,114

Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	7,196	159,175
HUB Group, Inc., Class A (a)(b)	18,161	698,472
Odyssey Marine Exploration, Inc. (a)	37,495	122,234
Pacer International, Inc. (a)	17,483	87,939
Textainer Group Holdings Ltd.	6,794	268,703
Wesco Aircraft Holdings, Inc. (a)	8,547	125,812
XPO Logistics, Inc. (a)(b)	8,714	146,744

		1,609,079

Truckers — 0.7%
Arkansas Best Corp.	12,537	146,432
Celadon Group, Inc.	9,816	204,762
Forward Air Corp.	14,258	531,681
Heartland Express, Inc.	23,568	314,397
Knight Transportation, Inc.	28,478	458,496
Marten Transport Ltd.	7,622	153,431
Old Dominion Freight Line, Inc. (a)	34,962	1,335,549
Patriot Transportation Holding, Inc. (a)	3,120	86,798
Quality Distribution, Inc. (a)	10,581	88,986
Roadrunner Transportation Systems, Inc. (a)	7,019	161,437
Saia, Inc. (a)	7,848	283,862
Swift Transportation Co. (a)	38,830	550,609
Universal Truckload Services, Inc. (a)	2,669	62,268

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	22

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Truckers (concluded)
Werner Enterprises, Inc.	21,723	$524,393

		4,903,101

Utilities: Electrical — 2.0%
Allete, Inc.	18,732	918,243
American DG Energy, Inc. (a)	12,249	25,723
Atlantic Power Corp.	58,773	289,751
Avista Corp.	28,785	788,709
Black Hills Corp.	21,650	953,466
CH Energy Group, Inc.	7,280	476,039
Cleco Corp.	29,914	1,406,856
El Paso Electric Co.	19,648	661,155
The Empire District Electric Co.	20,696	463,590
Genie Energy Ltd.	7,182	66,505
IDACORP, Inc.	24,583	1,186,622
MGE Energy, Inc.	11,330	628,135
NorthWestern Corp.	17,880	712,697
Otter Tail Corp.	17,744	552,548
Pike Electric Corp.	8,600	122,378
PNM Resources, Inc.	39,187	912,665
Portland General Electric Co.	37,089	1,124,909
UIL Holdings Corp.	24,863	984,326
Unitil Corp.	6,684	188,021
UNS Energy Corp.	19,786	968,327

		13,430,665

Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	4,733	232,154
Delta Natural Gas Co., Inc.	3,361	73,471
The Laclede Group, Inc.	11,118	474,739
New Jersey Resources Corp.	20,455	917,407
Northwest Natural Gas Co.	13,158	576,583
Piedmont Natural Gas Co.	37,151	1,221,525
South Jersey Industries, Inc.	14,940	830,515
Southwest Gas Corp.	22,654	1,075,159
WGL Holdings, Inc.	25,352	1,118,023

		6,519,576

Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	8,667	178,974

Utilities: Telecommunications — 0.8%
8x8, Inc. (a)	34,968	239,531
Atlantic Tele-Network, Inc.	4,466	216,646
Boingo Wireless, Inc. (a)	7,597	41,935
Cbeyond Communications, Inc. (a)	13,604	101,078
Cincinnati Bell, Inc. (a)(b)	97,437	317,645
Cogent Communications Group, Inc.	22,942	605,669
Consolidated Communications Holdings, Inc.	20,104	352,825
Fairpoint Communications, Inc. (a)(b)	10,575	78,995
General Communication, Inc., Class A (a)	18,222	167,096

Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Hawaiian Telcom HoldCo, Inc. (a)(b)	5,256	$121,256
HickoryTech Corp.	7,237	73,455
IDT Corp., Class B	7,903	95,310
inContact, Inc. (a)	18,791	152,019
Ipass, Inc. (a)	25,746	50,977
Iridium Communications, Inc. (a)	24,308	146,334
j2 Global, Inc.	22,713	890,577
Leap Wireless International, Inc. (a)	26,610	156,733
Lumos Networks Corp.	7,718	104,039
magicJack VocalTec Ltd. (a)	7,061	98,854
Neutral Tandem, Inc.	14,343	46,902
NTELOS Holdings Corp.	7,321	93,782
ORBCOMM, Inc. (a)	17,542	91,394
Premiere Global Services, Inc. (a)	24,658	270,991
Primus Telecommunications Group, Inc.	5,860	64,753
Shenandoah Telecom Co.	11,822	180,049
Towerstream Corp. (a)	27,967	62,366
USA Mobility, Inc.	10,539	139,852
Vonage Holdings Corp. (a)	49,566	143,246

		5,104,309

Utilities: Water — 0.3%
American States Water Co.	9,294	535,056
Artesian Resources Corp., Class A	3,684	82,779
California Water Service Group	22,719	452,108
Connecticut Water Service, Inc.	5,330	155,796
Consolidated Water Co., Inc.	7,317	72,438
Middlesex Water Co.	7,746	151,202
SJW Corp.	6,981	184,997
York Water Co.	6,330	119,004

		1,753,380

Total Common Stocks – 97.4%		659,924,165

Investment Companies
BlackRock Kelso Capital Corp. (d)	35,687	356,870
Firsthand Technology Value Fund, Inc. (a)	4,156	80,169
Gladstone Capital Corp.	10,407	95,744
Hercules Technology Growth
Capital, Inc.	29,664	363,384
Pennantpark Investment Corp.	32,265	364,272
Prospect Capital Corp.	98,505	1,074,690

Total Investment Companies – 0.3%		2,335,129

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Other Interests (e)	Beneficial Interest (000)	Value
Machinery: Industrial — 0.0%
Gerber Scientific, Inc. (a)	$13	—

Warrants (f)	Shares
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 08/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $ 10.50)	5,700	—

Total Long-Term Investments (Cost – $ 480,881,532) – 97.7%		$662,259,294

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09%(d)(g)	33,049,980	$33,049,980

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.23% (d)(g)(h)	$80,117	80,117,282

Total Short-Term Securities (Cost – $113,167,262) – 16.7%		113,167,262

Total Investments (Cost – $594,048,794*) – 114.4%		775,426,556
Liabilities in Excess of Other Assets – (14.4)%		(97,668,418)

Net Assets – 100.0%		$677,758,138

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$612,149,874

Gross unrealized appreciation	$198,623,268
Gross unrealized depreciation	(35,346,586)

Net unrealized appreciation	$163,276,682

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Investments in issuers considered to be an affiliate of the Series during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/Loss
BlackRock Kelso Capital Corp.	24,999	10,688		—	35,687	$356,870	$6,500	—
BlackRock Liquidity Funds, TempFund, Institutional Class	20,512,415	12,537,565	[1]	—	33,049,980	$33,049,980	$6,204	—
BlackRock Liquidity Series LLC, Money Market Series	$36,877,998	$43,239,284	[1]	—	$80,117,282	$80,117,282	$263,360	—
PennyMac Mortgage Investment Trust	27,689	899		—	28,588	$740,143	$16,295	—

[1]	Represents net shares/beneficial interest purchased.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	24

Schedule of Investments (continued)	Master Small Cap Index Series

(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
162	Russell 2000 E-Mini Index	ICE Futures US Indices	June 2013	$15,372,180	$286,859

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks[1]	$659,924,165	—	—	$659,924,165
Investment Companies	2,335,129	—	—	2,335,129
Short-Term Securities	33,049,980	$80,117,282	—	113,167,262

Total	$695,309,274	$80,117,282	—	$775,426,556

[1]	See above Schedule of Investments for values in each industry.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	25

Schedule of Investments (concluded)	Master Small Cap Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$286,859	—	—	$286,859

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$166,080	—	—	$166,080
Cash pledged as collateral for financial futures contracts	1,361,000	—	—	1,361,000
Liabilities:
Collateral on securities loaned at value	—	$(80,117,282)	—	(80,117,282)

Total	$1,527,080	$(80,117,282)	—	$(78,590,202)

There were no transfers between levels during the period ended March 31, 2013.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	26

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 92.07%
U.S. Treasury Note,
1.875%, Due 7/15/2013A	$890	$907
1.250%, Due 4/15/2014A	2,497	2,580
2.000%, Due 7/15/2014A	10,494	11,107
1.625%, Due 1/15/2015A	10,174	10,852
0.500%, Due 4/15/2015A	9,217	9,682
2.000%, Due 1/15/2016A	1,903	2,120
0.125%, Due 4/15/2016A	25,902	27,518
2.500%, Due 7/15/2016A	2,064	2,387
2.375%, Due 1/15/2017A	2,969	3,463
0.125%, Due 4/15/2017A	33,302	35,918
2.625%, Due 7/15/2017A	5,844	7,030
1.625%, Due 1/15/2018A	1,165	1,358
1.375%, Due 7/15/2018A	1,970	2,307
2.125%, Due 1/15/2019A	4,590	5,599
1.875%, Due 7/15/2019A	2,966	3,630
1.375%, Due 1/15/2020A	2,737	3,260
1.125%, Due 1/15/2021A	11,279	13,296
0.625%, Due 7/15/2021A	18,711	21,401
0.125%, Due 1/15/2022A	17,274	18,795
0.125%, Due 7/15/2022A	17,868	19,472
0.125%, Due 1/15/2023A	6,090	6,571
2.375%, Due 1/15/2025A	1,509	2,025

Total U.S. Treasury Obligations (Cost $208,324)		211,278

	Shares
SHORT-TERM INVESTMENTS - 1.28% (Cost $2,947)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,946,529	2,946

TOTAL INVESTMENTS - 93.35% (Cost $211,271)		$214,224
OTHER ASSETS, NET OF LIABILITIES - 6.65%		15,243

TOTAL NET ASSETS - 100.00%		$229,467

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 98.19%
CONSUMER DISCRETIONARY - 15.92%
Hotels, Restaurants & Leisure - 3.75%
Yum! Brands, Inc.	38,750	$2,788

Internet & Catalog Retail - 5.75%
Amazon.com, Inc.A	10,650	2,838
priceline.com, Inc.A	2,105	1,448

		4,286

Specialty Retail - 3.48%
Advance Auto Parts, Inc.	19,900	1,644
GNC Holdings, Inc., Class A	24,000	943

		2,587

Textiles & Apparel - 2.94%
NIKE, Inc., Class B	24,050	1,419
Under Armour, Inc., Class AA	15,050	771

		2,190

Total Consumer Discretionary		11,851

CONSUMER STAPLES - 8.91%
Beverages - 3.73%
Monster Beverage Corp.A	26,350	1,258
PepsiCo, Inc.	19,150	1,515

		2,773

Food & Drug Retailing - 4.33%
Costco Wholesale Corp.	14,950	1,586
Mead Johnson Nutrition Co., Class A	21,150	1,638

		3,224

Household Products - 0.85%
Procter & Gamble Co.	8,250	636

Total Consumer Staples		6,633

ENERGY - 8.90%
Energy Equipment & Services - 2.02%
Halliburton Co.	37,150	1,501

Oil & Gas - 6.88%
Occidental Petroleum Corp.	15,000	1,176
Range Resources Corp.	37,950	3,075
Southwestern Energy Co.A	23,350	870

		5,121

Total Energy		6,622

FINANCIALS - 3.40%
BlackRock, Inc., Class A	3,550	912
Greenhill & Co., Inc.	17,100	913

	Shares	Fair Value
		(000’s)
TD Ameritrade Holding Corp.	34,100	$703

Total Financials		2,528

HEALTH CARE - 14.40%
Biotechnology - 4.35%
BioMarin Pharmaceutical, Inc.A	17,300	1,077
Gilead Sciences, Inc.A	26,800	1,312
Vertex Pharmaceuticals, Inc.A	15,450	849

		3,238

Health Care Equipment & Supplies - 5.22%
Covidien PLC	38,250	2,594
Waters Corp.A	13,700	1,287

		3,881

Health Care Providers & Services - 4.83%
Cerner Corp.A	13,000	1,232
DaVita HealthCare Partners, Inc.A	13,250	1,571
Laboratory Corp. of America HoldingsA	8,800	794

		3,597

Total Health Care		10,716

INDUSTRIALS - 6.52%
Aerospace & Defense - 1.25%
United Technologies Corp.	10,000	934

Electrical Equipment - 1.85%
Roper Industries, Inc.	10,800	1,375

Industrial Conglomerates - 2.41%
Honeywell International, Inc.	23,750	1,790

Machinery - 1.01%
WABCO Holdings, Inc.A	10,650	752

Total Industrials		4,851

INFORMATION TECHNOLOGY - 35.42%
Communications Equipment - 4.61%
Cisco Systems, Inc.	111,650	2,335
NeuStar, Inc., Class AA	23,500	1,093

		3,428

Computers & Peripherals - 5.79%
Apple, Inc.	4,850	2,147
International Business Machines Corp.	10,150	2,165

		4,312

Internet Software & Services - 3.04%
Google, Inc., Class AA	2,850	2,263

IT Consulting & Services - 7.03%
Automatic Data Processing, Inc.	9,900	644
IHS, Inc., Class AA	15,050	1,576

	Shares	Fair Value
		(000’s)
Visa, Inc., Class A	17,750	$3,014

		5,234

Semiconductor Equipment & Products - 5.42%
Intel Corp.	28,250	617
QUALCOMM, Inc.	51,000	3,415

		4,032

Software - 9.53%
Adobe Systems, Inc.A	45,750	1,991
Citrix Systems, Inc.A	45,500	3,284
MICROS Systems, Inc.A	20,550	935
Microsoft Corp.	31,050	888

		7,098

Total Information Technology		26,367

MATERIALS - 4.72%
Ecolab, Inc.	12,100	970
Potash Corp of Saskatchewan, Inc.	28,900	1,134
Praxair, Inc.	12,600	1,406

Total Materials		3,510

Total Common Stock (Cost $50,481)		73,078

SHORT-TERM INVESTMENTS - 1.72% (Cost $1,281)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,281,334	1,281

TOTAL INVESTMENTS - 99.91% (Cost $51,762)		74,359
OTHER ASSETS, NET OF LIABILITIES - 0.09%		67

TOTAL NET ASSETS - 100.00%		$74,426

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on March 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	15	June, 2013	$1,172	$18

				$1,172	$18

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.26%
CONSUMER DISCRETIONARY - 9.34%
Automobiles - 1.98%
Ford Motor Co.	38,900	$512
General Motors Co.A	16,500	459

		971

Home Builders - 0.66%
D.R. Horton, Inc.	13,300	323

Household Durables - 2.76%
Mohawk Industries, Inc.A	3,700	419
Pulte Group, Inc.A	22,700	459
Whirlpool Corp.	4,000	474

		1,352

Media - 0.77%
Time Warner, Inc.	6,600	380

Multiline Retail - 1.01%
Dillard’s, Inc., Class A	6,300	495

Specialty Retail - 1.64%
American Eagle Outfitters, Inc.	12,300	230
Gap, Inc.	7,800	276
Home Depot, Inc.	4,300	300

		806

Textiles & Apparel - 0.52%
PVH Corp.	2,400	256

Total Consumer Discretionary		4,583

CONSUMER STAPLES - 11.57%
Beverages - 1.98%
Brown-Forman Corp., Class B	2,550	182
Constellation Brands, Inc., Class AA	9,700	462
Molson Coors Brewing Co., Class B	6,700	328

		972

Food & Drug Retailing - 2.73%
Kroger Co.	11,800	391
Safeway, Inc.	19,700	519
Sysco Corp.	12,200	429

		1,339

Food Products - 4.63%
Archer-Daniels-Midland Co.	17,200	580
Campbell Soup Co.	7,400	336
ConAgra Foods, Inc.	10,700	383
General Mills, Inc.	6,800	335
Green Mountain Coffee Roasters, Inc.A	7,200	409
Mondelez International, Inc., Class A	7,500	230

		2,273

Household Products - 2.23%
Colgate-Palmolive Co.	2,300	271

	Shares	Fair Value
		(000’s)
Kimberly-Clark Corp.	4,300	$421
Procter & Gamble Co.	5,200	401

		1,093

Total Consumer Staples		5,677

ENERGY - 14.13%
Energy Equipment & Services - 1.69%
Cobalt International Energy, Inc.A	12,600	355
Helmerich & Payne, Inc.	7,800	474

		829

Oil & Gas - 12.44%
Chesapeake Energy Corp.	16,300	333
Chevron Corp.	7,514	893
ConocoPhillips	8,600	517
Exxon Mobil Corp.	6,500	586
Hess Corp.	5,300	380
HollyFrontier Corp.	7,800	401
Marathon Petroleum Corp.	7,200	645
Murphy Oil Corp.	8,400	535
Phillips 66	3,300	231
Pioneer Natural Resources Co.	2,600	323
SandRidge Energy, Inc.A	69,300	365
Tesoro Corp.	6,400	375
Valero Energy Corp.	11,500	523

		6,107

Total Energy		6,936

FINANCIALS - 26.71%
Banks - 6.15%
Bank of America Corp.	36,300	442
BB&T Corp.	6,500	204
Fifth Third Bancorp	28,100	458
Huntington Bancshares, Inc.	51,800	383
Northern Trust Corp.	8,500	464
Regions Financial Corp.	34,500	283
U.S. Bancorp	11,700	397
Wells Fargo & Co.	10,500	388

		3,019

Diversified Financials - 7.04%
Ameriprise Financial, Inc.	5,400	398
Capital One Financial Corp.	8,600	473
Citigroup, Inc.	7,400	327
Discover Financial Services	13,100	588
Goldman Sachs Group, Inc.	2,300	338
H&R Block, Inc.	16,800	494
JPMorgan Chase & Co.	7,500	356
SLM Corp.	23,500	481

		3,455

Insurance - 10.32%
ACE Ltd.	3,500	311
Aflac, Inc.	9,200	480
Allstate Corp.	9,600	472
American International Group, Inc.A	8,300	322

	Shares	Fair Value
		(000’s)
Axis Capital Holdings Ltd.	8,000	$333
Berkshire Hathaway, Inc., Class BA	3,700	386
Chubb Corp.	3,500	306
Everest Re Group Ltd.	1,600	208
Genworth Financial, Inc., Class AA	39,300	393
Marsh & McLennan Cos., Inc.	10,400	395
MetLife, Inc.	7,900	300
PartnerRe Ltd.	1,700	158
Prudential Financial, Inc.	5,000	295
Reinsurance Group of America, Inc.	3,500	209
Torchmark Corp.	3,200	191
Travelers Cos., Inc.	3,600	303

		5,062

Real Estate - 3.20%
AvalonBay Communities, Inc.B	1,200	152
Federal Realty Investment TrustB	4,400	475
HCP, Inc.B	6,365	317
Ventas, Inc.B	4,300	315
Weyerhaeuser Co.B	9,900	311

		1,570

Total Financials		13,106

HEALTH CARE - 8.23%
Health Care Providers & Services - 4.82%
Aetna, Inc.	8,000	409
Cigna Corp.	9,200	574
Humana, Inc.	3,200	221
Medtronic, Inc.	12,800	601
WellPoint, Inc.	8,500	563

		2,368

Pharmaceuticals - 3.41%
Abbott Laboratories	5,300	187
AbbVie, Inc.	5,300	216
Eli Lilly & Co.	10,500	597
Johnson & Johnson	4,000	326
Pfizer, Inc.	12,000	346

		1,672

Total Health Care		4,040

INDUSTRIALS - 7.09%
Aerospace & Defense - 2.16%
L-3 Communications Holdings, Inc.	6,500	526
Northrop Grumman Corp.	7,500	527

		1,053

Airlines - 0.83%
Delta Air Lines, Inc.A	24,800	409

Commercial Services & Supplies - 1.06%
Cintas Corp.	11,800	521

Electrical Equipment - 0.75%
Hubbell, Inc., Class B	3,800	369

Industrial Conglomerates - 1.40%
General Electric Co.	16,400	379

	Shares	Fair Value
		(000’s)
Textron, Inc.	10,400	$310

		689

Road & Rail - 0.89%
Norfolk Southern Corp.	5,700	439

Total Industrials		3,480

INFORMATION TECHNOLOGY - 8.06%
Computers & Peripherals - 1.89%
Hewlett-Packard Co.	10,800	257
NVIDIA Corp.	27,600	354
Western Digital Corp.	6,300	317

		928

Electronic Equipment & Instruments - 0.92%
Avnet, Inc.A	12,500	453

IT Consulting & Services - 2.81%
Fidelity National Information Services, Inc.	3,900	155
Fiserv, Inc.A	4,000	351
Paychex, Inc.	13,200	462
Visa, Inc., Class A	2,400	407

		1,375

Office Electronics - 1.07%
Xerox Corp.	61,000	525

Semiconductor Equipment & Products - 0.60%
Intel Corp.	13,500	295

Software - 0.77%
Activision Blizzard, Inc.	26,000	379

Total Information Technology		3,955

MATERIALS - 2.38%
Chemicals - 1.49%
CF Industries Holdings, Inc.	1,900	362
Westlake Chemical Corp.	3,900	364

		726

Metals & Mining - 0.20%
Cliffs Natural Resources, Inc.	5,200	99

Paper & Forest Products - 0.69%
MeadWestvaco Corp.	9,400	341

Total Materials		1,166

TELECOMMUNICATION SERVICES - 1.96%
AT&T, Inc.	15,849	582
Verizon Communications, Inc.	7,700	378

Total Telecommunication Services		960

UTILITIES - 6.79%
Electric Utilities - 5.91%
AES Corp.	26,600	334
American Electric Power Co., Inc.	10,700	521
CMS Energy Corp.	14,300	400

	Shares	Fair Value
		(000’s)
Duke Energy Corp.	4,000	$290
Edison International	10,100	508
Pinnacle West Capital Corp.	6,400	370
The Southern Co.	10,200	479

		2,902

Multi-Utilities - 0.88%
Westar Energy, Inc.	13,000	431

Total Utilities		3,333

Total Common Stock (Cost $39,096)		47,236

SHORT-TERM INVESTMENTS - 3.95% (Cost $1,940)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,940,247	1,940

TOTAL INVESTMENTS - 100.21% (Cost $41,036)		49,176
LIABILITIES, NET OF OTHER ASSETS - (0.21%)		(102)

TOTAL NET ASSETS - 100.00%		$49,074

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.

Futures Contracts Open on March 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	14	June, 2013	$1,094	$14

				$1,094	$14

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.22%
CONSUMER DISCRETIONARY - 13.19%
Distributors - 0.85%
Beacon Roofing Supply, Inc.A	62,700	$2,424

Hotels, Restaurants & Leisure - 5.75%
BJ’s Restaurants, Inc.A	38,496	1,281
Buffalo Wild Wings, Inc.A	28,800	2,521
Chuy’s Holdings, Inc.A B	95,930	3,125
Ignite Restaurant Group, Inc.A	164,170	2,410
Krispy Kreme Doughnuts, Inc.A	250,900	3,623
National CineMedia, Inc.	224,000	3,535

		16,495

Media - 4.02%
Acacia Research Corp.A	111,800	3,373
IMAX Corp.A B	126,056	3,369
Lions Gate Entertainment Corp.A B	200,300	4,762

		11,504

Specialty Retail - 2.57%
Aaron’s, Inc.	121,218	3,476
Cabela’s, Inc.A	33,300	2,024
Titan Machinery, Inc.A B C	66,700	1,851

		7,351

Total Consumer Discretionary		37,774

CONSUMER STAPLES - 5.79%
Food & Drug Retailing - 3.55%
Andersons, Inc.	32,000	1,713
Annie’s, Inc.A B	54,562	2,088
Fresh Market, Inc.A	68,000	2,908
United Natural Foods, Inc.A	70,540	3,470

		10,179

Food Products - 1.36%
Boulder Brands, Inc.A B	187,900	1,687
TreeHouse Foods, Inc.A	33,900	2,209

		3,896

Personal Products - 0.88%
Steiner Leisure Ltd.A	52,000	2,515

Total Consumer Staples		16,590

ENERGY - 8.12%
Energy Equipment & Services - 4.69%
Dril-Quip, Inc.A	30,100	2,623
Forum Energy Technologies, Inc.A B	85,800	2,468
Hercules Offshore, Inc.A	299,700	2,224
Hornbeck Offshore Services, Inc.A	39,100	1,817
Oil States International, Inc.A	30,100	2,455
Pacific Drilling S.A.A	184,800	1,866

		13,453

Oil & Gas - 3.43%
Carrizo Oil & Gas, Inc.A	90,400	2,330

	Shares	Fair Value
		(000’s)
Halcon Resources Corp.A	268,789	$2,094
Kodiak Oil & Gas Corp.A	191,700	1,743
Pioneer Energy Services Corp.A	282,500	2,330
Rosetta Resources, Inc.A	27,600	1,313

		9,810

Total Energy		23,263

FINANCIALS - 10.24%
Banks - 1.52%
East West Bancorp, Inc.	74,300	1,907
SVB Financial GroupA	34,600	2,455

		4,362

Diversified Financials - 5.95%
Cardtronics, Inc.A	111,700	3,067
Encore Capital Group, Inc.A	122,091	3,675
Euronet Worldwide, Inc.A	100,000	2,634
First Cash Financial Services, Inc.A	67,201	3,921
Portfolio Recovery Associates, Inc.	29,400	3,731

		17,028

Insurance - 2.77%
Hilltop Holdings, Inc.A	149,400	2,015
ProAssurance Corp.	57,600	2,726
Radian Group, Inc.B	298,900	3,202

		7,943

Total Financials		29,333

HEALTH CARE - 19.71%
Biotechnology - 4.79%
Cepheid, Inc.A	76,900	2,951
Cubist Pharmaceuticals, Inc.A	34,600	1,620
Myriad Genetics, Inc.A	89,729	2,279
Neogen Corp.A	77,200	3,827
Polypore International, Inc.A B	44,300	1,780
Techne Corp.	18,500	1,255

		13,712

Health Care Equipment & Supplies - 4.17%
Abaxis, Inc.	34,387	1,627
Medidata Solutions, Inc.A	68,621	3,979
NuVasive, Inc.A	118,080	2,516
Thoratec Corp.A	62,100	2,329
Volcano Corp.A B	66,905	1,489

		11,940

Health Care Providers & Services - 5.18%
Acadia Healthcare Co. IncA	71,200	2,093
Advisory Board Co.A	72,725	3,820
IPC The Hospitalist Co., Inc.A	62,460	2,778
PAREXEL International Corp.A	103,900	4,105
VCA Antech, Inc.A	87,155	2,047

		14,843

Pharmaceuticals - 5.57%
Akorn, Inc.A	196,900	2,723
Greenway Medical TechnologiesA B	91,800	1,460

	Shares	Fair Value
		(000’s)
ICON PLCA	105,700	$3,413
Pacira Pharmaceuticals, Inc.A B C	84,200	2,430
Proto Labs, Inc.A	87,340	4,288
Salix Pharmaceuticals Ltd.A	32,000	1,638

		15,952

Total Health Care		56,447

INDUSTRIALS - 14.10%
Air Freight & Couriers - 0.93%
Echo Global Logistics, Inc.A	120,600	2,668

Building Products - 0.53%
Trex Co. IncA	30,800	1,515

Commercial Services & Supplies - 7.38%
Clean Harbors, Inc.A	28,600	1,661
Corporate Executive Board Co.	54,000	3,141
CoStar Group, Inc.A	45,101	4,936
HMS Holdings Corp.A	98,700	2,680
Liquidity Services, Inc.A B	48,970	1,460
Marlin Business Services Corp.	70,779	1,641
Tetra Tech, Inc.A	66,700	2,034
WageWorks, Inc.A	141,702	3,546

		21,099

Construction & Engineering - 1.21%
Aegion Corp.A	60,100	1,391
Mistras Group, Inc.A	86,058	2,084

		3,475

Industrial Conglomerates - 0.41%
RPX Corp.A	83,900	1,184

Machinery - 2.31%
Chart Industries, Inc.A	20,746	1,660
ExOne Co.A B	13,823	463
Flow International Corp.A	360,600	1,410
Lindsay Corp.	15,300	1,349
Valmont Industries, Inc.	11,100	1,746

		6,628

Road & Rail - 0.56%
Knight Transportation, Inc.	99,400	1,600

Trading Companies & Distributors - 0.77%
MSC Industrial Direct Co., Inc., Class A	25,645	2,200

Total Industrials		40,369

INFORMATION TECHNOLOGY - 23.84%
Communications Equipment - 1.49%
Aruba Networks, Inc.A	137,900	3,412
Procera Networks, Inc.A	73,019	868

		4,280

Computers & Peripherals - 1.00%
Stratasys Ltd.A B	38,400	2,850

Electronic Equipment & Instruments - 2.28%
Hittite Microwave Corp.A	35,800	2,168

	Shares	Fair Value
		(000’s)
OSI Systems, Inc.A	69,900	$4,354

		6,522

Internet Software & Services - 6.97%
Athenahealth, Inc.A B	33,402	3,241
Fortinet, Inc.A	63,400	1,501
MercadoLibre, Inc.B	30,100	2,906
RADWARE Ltd.A	41,000	1,547
Shutterfly, Inc.A	40,972	1,810
Sourcefire, Inc.A	72,400	4,289
Vocera Communications, Inc.A	61,112	1,406
Vocus, Inc.A	131,370	1,859
Zix Corp.	386,900	1,385

		19,944

IT Consulting & Services - 0.53%
Tyler Technologies, Inc.	25,000	1,532

Semiconductor Equipment & Products - 4.45%
Cavium, Inc.A	56,400	2,189
Intermolecular, Inc.A	154,600	1,577
Microsemi Corp.	102,630	2,378
Power Integrations, Inc.	71,800	3,117
Semtech Corp.A	98,700	3,493

		12,754

Software - 7.12%
Aspen Technology, Inc.A	136,248	4,399
Bottomline Technologies, Inc.A	67,300	1,919
Cognex Corp.	61,000	2,571
Concur Technologies, Inc.A B C	25,000	1,717
inContact, Inc.A	164,444	1,330
MICROS Systems, Inc.A	39,100	1,779
National Instruments Corp.	49,067	1,607
PROS Holdings, Inc.A	100,000	2,717
Ultimate Software Group, Inc.A	22,400	2,333

		20,372

Total Information Technology		68,254

MATERIALS - 0.55%
Balchem Corp.	35,900	1,577

TELECOMMUNICATION SERVICES - 0.68%
Allot Communications Ltd.A	60,855	727
Ruckus Wireless, Inc.A B	57,700	1,211

Total Telecommunication Services		1,938

Total Common Stock (Cost $227,251)		275,545

SHORT-TERM INVESTMENTS - 3.02% (Cost $8,646)
JPMorgan U.S. Government Money Market Fund, Capital Class	8,645,960	8,646

SECURITIES LENDING COLLATERAL - 12.05%
DWS Government and Agency Securities Portfolio, Institutional Class	8,538,230	8,538

	Shares	Fair Value
		(000’s)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	25,961,265	$25,961

Total Securities Lending Collateral (Cost $34,499)		34,499

TOTAL INVESTMENTS - 111.29% (Cost $270,396)		318,690
LIABILITIES, NET OF OTHER ASSETS - (11.29%)		(32,322)

TOTAL NET ASSETS - 100.00%		$286,368

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2013.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,998 or 2.09% of net assets. The Fund has no right to demand registration of these securities.

D	The fund is affiliated by having the same investment advisor.

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.76%
CONSUMER DISCRETIONARY - 19.64%
Auto Components -1.42%
LKQ Corp.A	43,450	$945

Automobiles - 0.35%
Tesla Motors, Inc.A	6,100	231

Hotels, Restaurants & Leisure - 1.52%
Chipotle Mexican Grill, Inc.A	1,000	326
Panera Bread Co., Class AA	4,150	686

		1,012

Leisure Equipment & Products - 0.99%
Polaris Industries, Inc.	7,100	657

Media - 4.60%
Cinemark Holdings, Inc.	22,500	662
Discovery Communications, Inc., Class CA	16,000	1,113
IMAX Corp.A	22,577	603
Lions Gate Entertainment Corp.A	28,550	679

		3,057

Multiline Retail - 0.87%
Nordstrom, Inc.	10,450	577

Specialty Retail - 7.86%
Cabela’s, Inc.A	15,200	924
CarMax, Inc.A	23,700	989
Ross Stores, Inc.	15,200	921
Tractor Supply Co.	7,500	781
Ulta Salon Cosmetics & Fragrance, Inc.	9,650	783
Urban Outfitters, Inc.A	21,300	825

		5,223

Textiles & Apparel - 2.03%
Lululemon Athletica, Inc.A	9,650	602
Under Armour, Inc., Class AA	14,600	747

		1,349

Total Consumer Discretionary		13,051

CONSUMER STAPLES - 4.95%
Beverages - 2.11%
Brown-Forman Corp., Class B	11,030	788
Monster Beverage Corp.A	12,850	613

		1,401

Food & Drug Retailing - 2.84%
Fresh Market, Inc.A	13,650	584
United Natural Foods, Inc.A	9,100	448
Whole Foods Market, Inc.	9,850	854

		1,886

Total Consumer Staples		3,287

	Shares	Fair Value
		(000’s)
ENERGY - 9.97%
Energy Equipment & Services - 7.02%
Core Laboratories N.V.	6,700	$923
Dril-Quip, Inc.A	9,500	828
Ensco plc, Class A	7,900	474
FMC Technologies, Inc.A	10,480	570
Oceaneering International, Inc.	11,850	787
Oil States International, Inc.A	6,700	547
Superior Energy Services, Inc.A	20,550	534

		4,663

Oil & Gas - 2.95%
Pioneer Natural Resources Co.	2,950	367
Range Resources Corp.	7,700	623
Southwestern Energy Co.A	9,660	360
Whiting Petroleum Corp.A	12,050	613

		1,963

Total Energy		6,626

FINANCIALS - 7.01%
Banks - 1.92%
East West Bancorp, Inc.	25,050	643
SVB Financial GroupA	8,900	631

		1,274

Diversified Financials - 4.08%
Affiliated Managers Group, Inc.A	5,930	911
IntercontinentalExchange, Inc.A	5,350	872
Portfolio Recovery Associates, Inc.	7,300	927

		2,710

Insurance - 1.01%
ProAssurance Corp.	14,200	672

Total Financials		4,656

HEALTH CARE - 18.27%
Biotechnology - 3.47%
Alexion Pharmaceuticals, Inc.A	3,750	346
Cepheid, Inc.A	14,600	560
Life Technologies Corp.A	7,500	485
Polypore International, Inc.A	7,700	309
QIAGEN N.V.A	28,600	603

		2,303

Health Care Equipment & Supplies - 7.31%
Hologic, Inc.A	22,050	498
Idexx Laboratories, Inc.A	7,300	674
Illumina, Inc.A	13,400	724
Intuitive Surgical, Inc.A	1,555	764
ResMed, Inc.	18,550	859
Sirona Dental Systems, Inc.	6,500	479
Varian Medical Systems, Inc.A	6,300	454
Waters Corp.A	4,350	409

		4,861

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 6.31%
Catamaran Corp.A	18,950	$1,005
Cerner Corp.A	13,840	1,312
Covance, Inc.A	10,480	779
Henry Schein, Inc.A	6,895	638
VCA Antech, Inc.A	19,730	463

		4,197

Pharmaceuticals - 1.18%
Salix Pharmaceuticals Ltd.A	7,500	384
Shire PLC, ADRB	4,355	398

		782

Total Health Care		12,143

INDUSTRIALS - 13.07%
Aerospace & Defense - 1.23%
B/E Aerospace, Inc.A	13,600	820

Commercial Services & Supplies - 6.64%
Clean Harbors, Inc.A	9,100	529
Factset Research Systems, Inc.	3,950	366
HMS Holdings Corp.A	22,700	616
Iron Mountain, Inc.	18,898	686
Stericycle, Inc.A	10,850	1,153
Verisk Analytics, Inc., Class AA	17,350	1,069

		4,419

Electrical Equipment - 0.88%
IPG Photonics Corp.	3,150	209
Roper Industries, Inc.	2,950	376

		585

Machinery - 1.98%
Pall Corp.	6,900	472
Valmont Industries, Inc.	5,350	841

		1,313

Road & Rail - 0.60%
JB Hunt Transport Services, Inc.	5,350	398

Trading Companies & Distributors - 1.74%
Fastenal Co.	8,310	427
MSC Industrial Direct Co., Inc., Class A	8,480	727

		1,154

Total Industrials		8,689

INFORMATION TECHNOLOGY - 23.38%
Communications Equipment - 2.17%
Aruba Networks, Inc.A	24,700	610
F5 Networks, Inc.A	5,700	508
Palo Alto Networks, Inc.A	5,700	323

		1,441

Computers & Peripherals - 1.72%
SanDisk Corp.A	9,100	501
Stratasys Ltd.A	5,700	423
Teradata Corp.A	3,750	219

		1,143

Electronic Equipment & Instruments - 0.68%
Trimble Navigation Ltd.A	15,020	450

	Shares	Fair Value
		(000’s)
Internet Software & Services - 4.71%
Akamai Technologies, Inc.A	14,600	$515
Athenahealth, Inc.A	4,750	461
Fortinet, Inc.A	29,600	701
MercadoLibre, Inc.	7,700	743
VeriSign, Inc.	15,200	719

		3,139

IT Consulting & Services - 2.50%
Alliance Data Systems Corp.A	5,400	875
IHS, Inc., Class AA	7,500	785

		1,660

Semiconductor Equipment & Products - 3.54%
ARM Holdings plc, ADRB	14,215	602
Cree, Inc.A	9,000	492
Lam Research Corp.A	12,818	531
Microchip Technology, Inc.	19,730	726

		2,351

Software - 8.06%
Ansys, Inc.A	5,550	452
Aspen Technology, Inc.A	10,650	344
Cadence Design Systems, Inc.A	31,800	443
Check Point Software Technologies Ltd.A	10,450	491
MICROS Systems, Inc.A	9,300	423
National Instruments Corp.	17,955	588
Nuance Communications, Inc.A	19,950	403
Red Hat, Inc.A	14,040	710
Salesforce.com, Inc.A	2,755	493
SolarWinds, Inc.A	8,100	479
Ultimate Software Group, Inc.A	5,150	536

		5,362

Total Information Technology		15,546

MATERIALS - 1.47%
Airgas, Inc.	9,850	977

Total Common Stock (Cost $51,242)		64,975

SHORT-TERM INVESTMENTS - 2.03% (Cost $1,348)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,348,360	1,348

TOTAL INVESTMENTS - 99.79% (Cost $52,590)		66,323
OTHER ASSETS, NET OF LIABILITIES - 0.21%		138

TOTAL NET ASSETS - 100.00%		$66,461

Percentages are stated as a percent of net assets.

A Non-income producing security.

B ADR - American Depositary Receipt.

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended March 31, 2013, there were no transfers between levels. As of March 31, 2013, the investments were classified as described below (in thousands):

Treasury Inflation Protected Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$211,278	$—	$211,278
Short-Term Investments - Money Market Funds	2,946	—	—	2,946

Total Investments in Securities	$2,946	$211,278	$—	$214,224

Holland Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$73,078	$—	$—	$73,078
Short-Term Investments - Money Market Funds	1,281	—	—	1,281

Total Investments in Securities	$74,359	$—	$—	$74,359

Futures Contracts	$18	$—	$—	$18

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$47,236	$—	$—	$47,236
Short-Term Investments - Money Market Funds	1,940	—	—	1,940

Total Investments in Securities	$49,176	$—	$—	$49,176

Futures Contracts	$14	$—	$—	$14

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$275,545	$—	$—	$275,545
Short-Term Investments - Money Market Funds	8,646	—	—	8,646
Securities Lending Collateral invested in Money Market Funds	34,499	—	—	34,499

Total Investments in Securities	$318,690	$—	$—	$318,690

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$64,975	$—	$—	$64,975
Short-Term Investments - Money Market Funds	1,348	—	—	1,348

Total Investments in Securities	$66,323	$—	$—	$66,323

Securities and Other Investments

Treasury Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2013 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Federal Income and Excise Taxes

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2013, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
TIPs Fund	$211,400	$2,827	$(3)	$2,824
Holland Large Cap Growth Fund	$51,940	$23,317	$(898)	$22,419
Bridgeway Large Cap Value Fund	$41,069	$8,416	$(309)	$8,107
Stephens Small Cap Growth Fund	$271,242	$51,043	$(3,595)	$47,448
Stephens Mid-Cap Growth Fund	$52,620	$14,115	$(412)	$13,703

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2013